Filed with the Securities and Exchange Commission on February 27, 1996.


                                                                File No. 2-13628
                                                                File No. 811-43

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
         Post-Effective Amendment No.  74
                                       --

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.  26
                        --

                            Scudder Investment Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
                    -----------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2567
                                                           --------------

                               Thomas F. McDonough
                         Scudder, Stevens & Clark, Inc.
                    Two International Place, Boston, MA 02110
                    -----------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

                  immediately upon filing pursuant to paragraph (b)
          -----
            X     on March 1, 1996 pursuant to paragraph (b)
          -----
                  60 days after filing pursuant to paragraph (a)(i)
          -----
                  on ____________ pursuant to paragraph (a)(i)
          -----
                  75 days after filing pursuant to paragraph (a)(ii)
          -----
                  on ____________ pursuant to paragraph (a)(ii) of Rule 485.
          -----

If appropriate, check the following:

                  this post-effective amendment designates a new effective date
          -----   for a previously filed post-effective amendment.

The Registrant has filed a declaration registering an indefinite amount of securities pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the notice required by Rule 24f-2 for its most recent fiscal year on December 18, 1995.

                            SCUDDER INVESTMENT TRUST
                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------
        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                    INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND  ORGANIZATION--Investment adviser and Transfer
                                                    agent
                                                    TRUSTEES AND OFFICERS
                                                    SHAREHOLDER BENEFITS--A team approach to investing

        5A.          Management Discussion of       NOT APPLICABLE
                     Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--Dividends and capital
                     Securities                     gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax Information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                    Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                    price, Processing time, Minimum balances, Third party
                                                    transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or                  EXCHANGES AND REDEMPTIONS
                     Repurchase                     TRANSACTION INFORMATION--Redeeming shares, Tax
                                                    identification number, Minimum balances

        9.           Pending Legal                  NOT APPLICABLE
                     Proceedings



                            Cross Reference - Page 1




                         SCUDDER GROWTH AND INCOME FUND
                              CROSS-REFERENCE SHEET
                                   (continued)
PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and Other      INVESTMENT ADVISER
                    Services                           DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                       Information

       17.          Brokerage Allocation and           PORTFOLIO TRANSACTIONS--Brokerage
                    Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                       Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS



                            Cross Reference - Page 2

                            SCUDDER INVESTMENT TRUST
                           SCUDDER QUALITY GROWTH FUND
                              CROSS-REFERENCE SHEET

                           Items Required By Form N-1A
                           ---------------------------
PART A
------

     Item No.        Item Caption                   Prospectus Caption
     --------        ------------                   ------------------
        1.           Cover Page                     COVER PAGE

        2.           Synopsis                       EXPENSE INFORMATION

        3.           Condensed Financial            FINANCIAL HIGHLIGHTS
                     Information                    DISTRIBUTION AND FINANCIAL INFORMATION

        4.           General Description of         INVESTMENT OBJECTIVE AND POLICIES
                     Registrant                     WHY INVEST IN THE FUND?
                                                    ADDITIONAL INFORMATION ABOUT POLICIES AND
                                                    INVESTMENTS
                                                    FUND ORGANIZATION

        5.           Management of the Fund         FINANCIAL HIGHLIGHTS
                                                    A MESSAGE FROM SCUDDER'S CHAIRMAN
                                                    FUND ORGANIZATION--Investment adviser and Transfer
                                                    agent
                                                    TRUSTEES AND OFFICERS

        5A.          Management Discussion          SHAREHOLDER BENEFITS--A team approach to investing
                     of Fund Performance

        6.           Capital Stock and Other        DISTRIBUTION AND PERFORMANCE INFORMATION--
                     Securities                     Dividends and capital gains distributions
                                                    FUND ORGANIZATION
                                                    TRANSACTION INFORMATION--Tax information
                                                    SHAREHOLDER BENEFITS--SAIL(TM)--Scudder Automated
                                                    Information Line, Dividend reinvestment plan, T.D.D. service for the hearing impaired
                                                    HOW TO CONTACT SCUDDER

        7.           Purchase of Securities         PURCHASES
                     Being Offered                  FUND ORGANIZATION--Underwriter
                                                    TRANSACTION INFORMATION--Purchasing shares, Share
                                                    price, Processing time, Minimum balances, Third party
                                                    transactions
                                                    SHAREHOLDER BENEFITS--Dividend reinvestment plan
                                                    SCUDDER TAX-ADVANTAGED RETIREMENT PLANS
                                                    INVESTMENT PRODUCTS AND SERVICES

        8.           Redemption or                  EXCHANGES AND REDEMPTIONS
                     Repurchase                     TRANSACTION INFORMATION--Redeeming shares, Tax
                                                    identification number and Minimum balances

        9.           Pending Legal                  NOT APPLICABLE
                     Proceedings



                            Cross Reference - Page 3




                           SCUDDER QUALITY GROWTH FUND
                              CROSS-REFERENCE SHEET
                                   (continued)

PART B
------
                                                       Caption in Statement of
    Item No.        Item Caption                       Additional Information
    --------        ------------                       ----------------------

       10.          Cover Page                         COVER PAGE

       11.          Table of Contents                  TABLE OF CONTENTS

       12.          General Information and            FUND ORGANIZATION
                    History

       13.          Investment Objectives and          THE FUND'S INVESTMENT OBJECTIVE AND POLICIES
                    Policies                           PORTFOLIO TRANSACTIONS--Portfolio turnover

       14.          Management of the Fund             INVESTMENT ADVISER
                                                       TRUSTEES AND OFFICERS
                                                       REMUNERATION

       15.          Control Persons and Principal      TRUSTEES AND OFFICERS
                    Holders of Securities

       16.          Investment Advisory and            INVESTMENT ADVISER
                    Other Services                     DISTRIBUTOR
                                                       ADDITIONAL INFORMATION--Experts and Other
                                                       Information

       17.          Brokerage Allocation               PORTFOLIO TRANSACTIONS--Brokerage commissions
                    and Other Practices

       18.          Capital Stock and Other            FUND ORGANIZATION
                    Securities                         DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

       19.          Purchase, Redemption and           PURCHASES
                    Pricing of Securities Being        EXCHANGES AND REDEMPTIONS
                    Offered                            FEATURES AND SERVICES OFFERED BY THE FUND--
                                                       Dividend and Capital Gain Distribution Options
                                                       SPECIAL PLAN ACCOUNTS
                                                       NET ASSET VALUE

       20.          Tax Status                         DIVIDENDS
                                                       TAXES

       21.          Underwriters                       DISTRIBUTOR

       22.          Calculation of Performance         PERFORMANCE INFORMATION
                    Data

       23.          Financial Statements               FINANCIAL STATEMENTS

                            Cross Reference - Page 4

This prospectus sets forth concisely the information about Scudder Quality Growth Fund, a series of Scudder Investment Trust, an open-end management investment company, that a prospective investor should know before investing. Please retain it for future reference.


If you require more detailed information, a Statement of Additional Information dated March 1, 1996, as amended from time to time, may be obtained without charge by writing Scudder Investor Services, Inc., Two International Place, Boston, MA 02110-4103 or calling 1-800-225-2470. The Statement, which is incorporated by reference into this prospectus, has been filed with the Securities and Exchange Commission.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Contents--see page 4.

Scudder
Quality Growth Fund


Prospectus
March 1, 1996

A pure no-load(TM) (no sales charges) mutual fund which seeks long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

Expense information

How to compare a Scudder pure no-load(TM) fund

This information is designed to help you understand the various costs and expenses of investing in Scudder Quality Growth Fund (the "Fund"). By reviewing this table and those in other mutual funds' prospectuses, you can compare the Fund's fees and expenses with those of other funds. With Scudder's pure no-load(TM) funds, you pay no commissions to purchase or redeem shares, or to exchange from one fund to another. As a result, all of your investment goes to work for you.

1) Shareholder transaction expenses: Expenses charged directly to your individual account in the Fund for various transactions.

     Sales commissions to purchase shares (sales load)      NONE
     Commissions to reinvest dividends                      NONE
     Redemption fees                                        NONE*
     Fees to exchange shares                                NONE


2) Annual Fund operating expenses: Expenses paid by the Fund before it distributes its net investment income, expressed as a percentage of the Fund's average daily net assets for the fiscal year ended October 31, 1995.

     Investment management fee                              0.70%
     12b-1 fees                                             NONE
     Other expenses                                         0.47%
                                                            ----
     Total Fund operating expenses                          1.17%**
                                                            ====


Example

Based on the level of total Fund operating expenses listed above, the total expenses relating to a $1,000 investment, assuming a 5% annual return and redemption at the end of each period, are listed below. Investors do not pay these expenses directly; they are paid by the Fund before it distributes its net investment income to shareholders. (As noted above, the Fund has no redemption fees of any kind.)


 1 Year     3 Years     5 Years     10 Years
 ------     -------     -------     --------
   $12        $37         $64        $142


See "Fund organization--Investment adviser" for further information about the investment management fee. This example assumes reinvestment of all dividends and distributions and that the percentage amounts listed under "Annual Fund operating expenses" remain the same each year. This example should not be considered a representation of past or future expenses or return. Actual Fund expenses and return vary from year to year and may be higher or lower than those shown.


* You may redeem by writing or calling the Fund. If you wish to receive redemption proceeds via wire, there is a $5 wire service fee. For additional information, please refer to "Transaction information--Redeeming shares."


** Until ______________, the Adviser has agreed to maintain the total annualized expenses of the Fund at not more than ____% of average daily net assets of the Fund. If the Adviser had not agreed to maintain the Fund's expenses, the total annualized expenses of the Fund would have amounted to ____% (of which ____% would have consisted of investment management fees).

Financial highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the audited financial statements.


If you would like more detailed information concerning the Fund's performance, a complete portfolio listing and audited financial statements are available in the Fund's Annual Report dated October 31, 1995 and may be obtained without charge by writing or calling Scudder Investor Services, Inc.




                                                                                           For the Period
                                                                                            May 15, 1991
                                                                                           (commencement
                                                             Years Ended October 31,       of operations)
                                                      -----------------------------------  to October 31,
                                                       1995      1994      1993      1992       1991
                                                      ---------------------------------------------------
Net asset value, beginning of period. . . . . . . . . $16.17    $16.42    $15.30    $13.65     $12.00
                                                      ------    ------    ------    ------     ------
Income from investment operations:
 Net investment income (a). . . . . . . . . . . . . .    .11       .16       .06       .02        .03
 Net realized and unrealized gain (loss) on
   investments. . . . . . . . . . . . . . . . . . . .   3.40      (.09)     1.09      1.68       1.62
                                                      ------    ------    ------    ------     ------
Total from investment operations. . . . . . . . . . .   3.51       .07      1.15      1.70       1.65
                                                      ------    ------    ------    ------     ------
Less distributions from:
 Net investment income. . . . . . . . . . . . . . . .   (.15)     (.08)     (.03)     (.03)        --
 Net realized gains on investment transactions. . . .  (1.09)     (.24)       --      (.02)        --
                                                      ------    ------    ------    ------     ------
Total distributions . . . . . . . . . . . . . . . . .  (1.24)     (.32)     (.03)     (.05)        --
                                                      ------    ------    ------    ------     ------
Net asset value, end of period. . . . . . . . . . . . $18.44    $16.17    $16.42    $15.30     $13.65
                                                      ======    ======    ======    ======     ======
Total Return (%). . . . . . . . . . . . . . . . . . .  23.78       .39      7.49     12.47      13.75**
Ratios and Supplemental Data
Net assets, end of period ($ millions). . . . . . . .    173       113       126       101         30
Ratio of operating expenses net, to average daily
 net assets (%) (a) . . . . . . . . . . . . . . . . .   1.17      1.25      1.20      1.25       1.25*
Ratio of net investment income to average daily
 net assets (%) . . . . . . . . . . . . . . . . . . .    .71       .96       .39       .24        .83*
Portfolio turnover rate (%) . . . . . . . . . . . . .   91.6     119.7     111.4      27.4       11.5*
(a) Reflects a per share amount of expenses,
      exclusive of management fees, reimbursed
      by the Adviser of . . . . . . . . . . . . . . . $   --    $   --    $   --    $   --     $  .01
    Reflects a per share amount of management
      fee not imposed by the Adviser of . . . . . . . $   --    $   --    $   --    $  .01     $  .02
    Operating expense ratio including expenses
      reimbursed, management fee and other
      expenses not imposed (%). . . . . . . . . . . .     --        --        --      1.40       2.67*



*   Annualized
**  Not annualized

A message from Scudder's chairman


Scudder, Stevens & Clark, Inc., investment adviser to the Scudder Family of Funds, was founded in 1919. We offered America's first no-load mutual fund in 1928. Today, we manage in excess of $100 billion for many private accounts and over 50 mutual fund portfolios. We manage the mutual funds in a special program for the American Association of Retired Persons, as well as the fund options available through Scudder Horizon Plan, a tax-advantaged variable annuity. We also advise The Japan Fund and nine closed-end funds that invest in countries around the world.


The Scudder Family of Funds is designed to make investing easy and less costly. It includes money market, tax free, income and growth funds as well as IRAs, 401(k)s, Keoghs and other retirement plans.


Services available to all shareholders include toll-free access to the professional service representatives of Scudder Investor Relations, easy exchange among funds, shareholder reports, informative newsletters and the walk-in convenience of Scudder Funds Centers.


All Scudder mutual funds are pure no-load(TM). This means you pay no commissions to purchase or redeem your shares or to exchange from one fund to another. There are no "12b-1" fees either, which many other funds now charge to support their marketing efforts. All of your investment goes to work for you. We look forward to welcoming you as a shareholder.

/s/Daniel Pierce

Scudder Quality Growth Fund

Investment objective

o long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies

Investment characteristics

o emphasis on medium- to large-sized domestic companies with prospects for maintaining greater than average growth in earnings, cash flow or assets over time focus on companies in strong financial positions

o    opportunity to share in the long-term growth of the stock market

o    daily liquidity at current net asset value

Contents

Investment objective and policies                      5
Why invest in the Fund?                                6
Additional information about policies
   and investments                                     7
Distribution and performance
   information                                        10
Fund organization                                     10
Transaction information                               11
Purchases                                             12
Exchanges and redemptions                             13
Shareholder benefits                                  17
Trustees and Officers                                 20
Investment products and services                      21
How to contact Scudder                                22

Investment objective and policies


Scudder Quality Growth Fund (the "Fund"), a diversified series of Scudder Investment Trust, seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Fund's securities should provide regular dividends which are expected to grow over time.


The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index (S&P 500). The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.

The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments

The Fund invests primarily in the equity securities issued by medium- to large-sized domestic companies that offer above-average appreciation potential. In seeking such investments, the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), invests in companies with the following characteristics:

o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

o companies that are in a strong financial position with high credit standings and profitability;

o companies with important business franchises, leading products or dominant marketing and distribution systems;

o    companies guided by experienced, motivated management;

o companies with at least five years' operating history and annual revenues of $200 million or more and market capitalization of at least $300 million; and

o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. The Fund also may invest in foreign securities, repurchase agreements, and may engage in strategic transactions.

Quality


The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of Standard & Poor's ("S&P") or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position and earnings prospects.


When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

More information about investment techniques is provided under "Additional information about policies and investments."

Why invest in the Fund?

The Fund provides investors with convenient and low-cost access to a diversified equity portfolio involving seasoned, financially-strong U.S. growth companies. The Fund's investment strategy is to acquire the equity securities of well-managed large- and medium-sized companies, primarily located in the U.S., which have established records of above-average earnings growth and are judged to have potential for the future. The Adviser believes that companies with relatively consistent and above-average rates of growth will be rewarded by the market with higher stock prices over time and investment returns in excess of the market as a whole. Also, while the business results of such companies will be affected by slowdowns in economic growth, they should be less affected by adverse business conditions than more leveraged or cyclical companies.

The Fund is only appropriate for those investors who understand and can accept the risks of stock market investing. While the Fund emphasizes the securities of companies with above-average growth and quality characteristics, movements in the overall stock market will affect the Fund's price. The Adviser, however, attempts to lessen the effects of stock market fluctuation through portfolio diversification and disciplined security selection. The Adviser has been involved in quality growth investing for over 20 years.

While the Fund is broadly diversified, it does not, in itself, represent a complete investment program. Nonetheless, because of its emphasis on quality growth companies, the Fund may be appropriate as a core equity component of an investment portfolio containing money market, bond and more specialized equity investments.

In addition, the Fund offers all the benefits of the Scudder Family of Funds. Scudder, Stevens & Clark, Inc. manages a diverse family of pure no-load(TM) funds and provides a wide range of services to help investors meet their investment needs. Please refer to "Investment products and services" for additional information.

Additional information about policies and investments

Investment restrictions

The Fund has adopted certain fundamental policies which may not be changed without a vote of shareholders and which are designed to reduce the Fund's investment risk. The Fund may not make loans except through the lending of portfolio securities, the purchase of debt securities or through repurchase agreements and may not borrow money except as a temporary measure for extraordinary or emergency purposes.


In addition, as a matter of nonfundamental policy, the Fund may not invest more than 10% of its total assets, in the aggregate, in securities which are not readily marketable, in restricted securities and repurchase agreements maturing in more than seven days.


A complete description of these and other policies and restrictions is contained under "The Fund's Investment Objective and Policies" in the Fund's Statement of Additional Information.

Portfolio turnover rate

Recent economic and market conditions have necessitated more active trading, resulting in a higher portfolio turnover rate for the Fund. A higher rate involves greater transaction costs to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed.

Convertible securities

The Fund may invest in convertible securities (bonds, notes, debentures, preferred stocks and other securities convertible into common stocks) which may offer higher income than the common stocks into which they are convertible. The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. Prior to their conversion, convertible securities may have characteristics similar to both nonconvertible debt securities and equity securities.

Foreign securities

In addition to investments in companies domiciled in the U.S., the Fund may invest a portion of its assets in listed and unlisted foreign securities of the same type as the domestic securities in which it is permitted to invest. The Fund may invest outside of the U.S. when the anticipated performance of foreign securities is believed by the Adviser to offer more return potential than domestic alternatives in keeping with the investment objective of the Fund.

Repurchase agreements

As a means of earning income for periods as short as overnight, the Fund may enter into repurchase agreements with selected banks and broker/dealers. Under a repurchase agreement, the Fund acquires securities, subject to the seller's agreement to repurchase them at a specified time and price.

Strategic Transactions and derivatives

The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions").

Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to establish a position in the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes. Please refer to "Risk factors--Strategic Transactions and derivatives" for more information.

Risk factors

The Fund's risks are determined by the nature of the securities held and the portfolio management strategies used by the Adviser. The following are descriptions of certain risks related to the investments and techniques that the Fund may use from time to time.

Convertible securities. While convertible securities generally offer lower yields than nonconvertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock. Convertible securities entail less credit risk than the issuer's common stock. Convertible securities purchased by the Fund must be rated investment-grade, or if unrated, judged of equivalent quality by the Adviser. Investment-grade convertible securities are rated Aaa, Aa, A or Baa by Moody's Investors Service, Inc. ("Moody's"), or AAA, AA, A or BBB by S&P. Moody's considers securities it rates Baa to have speculative elements as well as investment-grade characteristics.


Illiquid investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for the Fund to sell them promptly at an acceptable price.


Foreign securities. Investing in foreign securities involves considerations not typically found in investing in U.S. markets. These considerations, which may favorably or unfavorably affect the Fund's performance, include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, different accounting standards, lower trading volume and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends and interest paid to the Fund), war, expropriation, political and social instability and diplomatic developments. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets. These considerations generally are more of a concern in developing countries. For example, the possibility of revolution and the dependence on foreign economic assistance may be greater in these countries than in developed countries. The Adviser seeks to mitigate the risks associated with these considerations through diversification and active professional management.

Repurchase agreements. If the seller under a repurchase agreement becomes insolvent, the Fund's right to dispose of the securities may be restricted. In the event of the commencement of bankruptcy or insolvency proceedings, with respect to the seller of the security under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Also, if a seller defaults, the value of such securities may decline before the Fund is able to dispose of them.

Strategic Transactions and derivatives. Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures contracts and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized. The Strategic Transactions that the Fund may use and some of their risks are described more fully in the Fund's Statement of Additional Information.

Distribution and performance information

Dividends and capital gains distributions


The Fund intends to distribute any dividends from its net investment income and net realized capital gains after utilization of capital loss carryforwards, if any, annually in December to prevent application of federal excise tax, although an additional distribution may be made if required, at a later date. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. According to preference, shareholders may receive distributions in cash or have them reinvested in additional shares of the Fund. If the investment is in the form of a retirement plan, all dividends and capital gains distributions must be reinvested into the shareholder's account.


Generally, dividends from net investment income are taxable to investors as ordinary income. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Short-term capital gains and any other taxable distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations.

The Fund sends detailed tax information to shareholders about the amount and type of its distributions by January 31 of the following year.

Performance information


From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or shareholder reports. All performance figures are historical, show the performance of a hypothetical investment and are not intended to indicate future performance. "Total return" is the change in value of an investment in the Fund for a specified period. The "average annual total return" of the Fund is the average annual compound rate of return of an investment in the Fund assuming the investment has been held for one year and the life of the Fund. "Cumulative total return" represents the cumulative change in value of an investment in the Fund for various periods. All types of total return calculations assume that all dividends and capital gains distributions during the period were reinvested in shares of the Fund. "Capital change" measures return from capital, including reinvestment of any capital gains distributions but does not include the reinvestment of dividends. Performance will vary based upon, among other things, changes in market conditions and the level of the Fund's expenses.


Fund organization

Scudder Quality Growth Fund is a diversified series of Scudder Investment Trust (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). The Trust, formerly known as Scudder Growth and Income Fund, was organized as a Massachusetts business trust in September 1984.

The Fund's activities are supervised by the Trust's Board of Trustees. Shareholders have one vote for each share held on matters on which they are entitled to vote. The Trust is not required to hold and has no current intention of holding annual shareholder meetings, although special meetings may be called for purposes such as electing or removing Trustees, changing fundamental policies or approving an investment management contract. Shareholders will be assisted in communicating with other shareholders in connection with removing a Trustee as if Section 16(c) of the 1940 Act were applicable.

Investment adviser

The Fund retains the investment management firm of Scudder, Stevens & Clark, Inc., a Delaware corporation, to manage its daily investment and business affairs subject to the policies established by the Board of Trustees. The Trustees have overall responsibility for the management of the Fund under Massachusetts law.

The management fee payable to the Adviser under its Investment Management Agreement is equal to an annual rate of 0.70% of the Fund's average daily net assets.

The fee is payable monthly, provided that the Fund will make such interim payments as may be requested by the Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid.


The Adviser has agreed not to impose all or a portion of its investment management fee and to take other action, to the extent necessary, to maintain the annualized expenses of the Fund at not more than ____% of average daily net assets of the Fund until _____________________.


All of the Fund's expenses are paid out of gross investment income. Shareholders pay no direct charges or fees for investment or administrative services.

Scudder, Stevens & Clark, Inc. is located at
Two International Place, Boston, Massachusetts.

Transfer agent


Scudder Service Corporation, P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, shareholder servicing and dividend-paying agent for the Fund.


Underwriter


Scudder Investor Services, Inc., a subsidiary of the Adviser, is the Fund's principal underwriter. Scudder Investor Services, Inc. confirms, as agent, all purchases of shares of the Fund. Scudder Investor Relations is a telephone information service provided by Scudder Investor Services, Inc.


Custodian

State Street Bank and Trust Company is the Fund's custodian.


Fund accounting agent

Scudder Fund Accounting Corporation, a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the general accounting records of the Fund.


Transaction information

Purchasing shares

Purchases are executed at the next calculated net asset value per share after the Fund's transfer agent in Boston receives the purchase request in good order. Purchases are made in full and fractional shares. (See "Share price.")


By check. If you purchase shares with a check that does not clear, your purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Checks must be drawn on or payable through a U.S. bank. If you purchase shares by check and redeem them within seven business days of purchase, the Fund may hold redemption proceeds until the purchase check has cleared. If you purchase shares by federal funds wire, you may avoid this delay. Redemption or exchange requests by telephone prior to the expiration of the seven-day period will not be accepted.


(Continued on page 14)


Purchases
 Opening             Minimum initial investment: $1,000; IRAs $500
 an account          Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail       Send your completed and signed application
 payable to "The                      and check
 Scudder Funds."
                                      by regular mail to:   or    by express, registered,
                                                                  or certified mail to:

                                      The Scudder Funds           Scudder Shareholder Services
                                      P.O. Box 2291               Center
                                      Boston, MA                  42 Longwater Drive
                                      02107-2291                  Norwell, MA 02061-1612

                     o  By Wire       Please see Transaction information--Purchasing shares-- By wire following these tables for details, including the ABA wire transfer number. Then call 1-800-225-5163 for instructions.

                     o  In Person     Visit one of our Funds Centers to complete your application with the help of a Scudder representative. Funds Center locations are listed under
                                      Shareholder benefits.

 Purchasing          Minimum additional investment: $100; IRAs $50
 additional shares   Group retirement plans (401(k), 403(b), etc.) have similar or lower minimums. See appropriate plan literature.

 Make checks         o  By Mail       Send a check with a Scudder investment slip, or with a letter of
 payable to "The                      instruction including your account number and the complete Fund name, to
 Scudder Funds."                      the appropriate address listed above.

                     o  By Wire       Please see Transaction information--Purchasing shares-- By wire following these tables for details, including the ABA wire transfer number.

                     o  In Person     Visit one of our Funds Centers to make an additional investment in your Scudder fund account. Funds Center locations are listed under Shareholder benefits.

                     o  By Telephone  Please see Transaction information--Purchasing shares-- By AutoBuy or By telephone order for more details.

                     o  By Automatic  You may arrange to make investments on a regular basis through automatic
                        Investment    deductions from your bank checking account. Please call 1-800-225-5163 for more information
                        Plan ($50     and an enrollment form.
                        minimum)

                                       12

Exchanges and redemptions

Exchanging          Minimum investments: $1,000 to establish a new account; $100 to exchange among existing accounts shares


                    o By Telephone    To speak with a service representative, call 1-800-225-5163 from
                                      8 a.m. to 8 p.m. eastern time or to access SAIL(TM), Scudder's Automated
                                      Information Line, call 1-800-343-2890 (24 hours a day).

                    o By Mail         Print or type your instructions and include:
                      or Fax            -   the name of the Fund and the account number you are exchanging from;
                                        -   your name(s) and address as they appear on your account;
                                        -   the dollar amount or number of shares you wish to exchange;
                                        -   the name of the Fund you are exchanging into; and
                                        -   your signature(s) as it appears on your account and a daytime telephone number.


                                      Send your instructions
                                      by regular mail to:    or     by express, registered,        or  by fax to:
                                                                    or certified mail to:
                                      The Scudder Funds             Scudder Shareholder Services   1-800-821-6234
                                      P.O. Box 2291                 Center
                                      Boston, MA 02107-2291         42 Longwater Drive
                                                                    Norwell, MA
                                                                    02061-1612


 Redeeming
  shares            o By Telephone    To speak with a service representative, call 1-800-225-5163 from 8 a.m. to 8 p.m.
                                      eastern time or to access SAIL(TM), Scudder's Automated Information Line, call
                                      1-800-343-2890 (24 hours a day). You may have redemption proceeds sent to your predesignated bank account, or redemption proceeds of up to $50,000 sent to your address of record.

                    o By Mail         Send your instructions for redemption to the appropriate address or fax number
                      or Fax          above and include:

                                        - the name of the Fund and account number you are redeeming from;
                                        - your name(s) and address as they appear on your account;
                                        - the dollar amount or number of shares you wish to redeem; and
                                        - your signature(s) as it appears on your account and a daytime telephone number.

                                      A signature guarantee is required for redemptions over $50,000. See Transaction information--Redeeming shares following these tables.


                   o By Automatic     You may arrange to receive automatic cash payments periodically. Call 1-800-225-5163
                     Withdrawal Plan  for more information and an enrollment form.


(Continued from page 11)

By wire. To open a new account by wire, first call Scudder at 1-800-225-5163 to obtain an account number. A representative will instruct you to send a completed, signed application to the transfer agent in Boston. Accounts cannot be opened without a completed, signed application and a Scudder fund account number. Contact your bank to arrange a wire transfer to:

The Scudder Funds
State Street Bank and Trust Company

Boston, MA 02101
ABA Number 011000028
DDA Account 9903-5552

Your wire instructions must also include:

--   the name of the fund in which the money is to be invested,

--   the account number of the fund, and

--   the name(s) of the account holder(s).

The account will be established once the application and money order are received in good order.

You may also make additional investments of $100 or more to your existing account by wire.


By telephone order. Existing shareholders may purchase shares at a certain day's price by calling 1-800-225-5163 before the close of regular trading on the New York Stock Exchange (the "Exchange"), normally 4 p.m. eastern time, on that day. Orders must be for $10,000 or more and cannot be for an amount greater than four times the value of your account at the time the order is placed. You must include with your payment the order number given at the time the order is placed. A confirmation with complete purchase information is sent shortly after your order is received. If payment by check or wire is not received within three business days, the order is subject to cancelation and the shareholder will be responsible for any loss to the Fund resulting from this cancelation. Telephone orders are not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

By "AutoBuy." If you elected "AutoBuy" for your account, you can call toll-free to purchase shares. The money will be automatically transferred from your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoBuy," call 1-800-225-5163 for more information.

To purchase additional shares, call 1-800-225-5163. Purchases must be for at least $250 but not more than $250,000. Proceeds in the amount of your purchase will be transferred from your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. "AutoBuy" requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day.

If you purchase shares by "AutoBuy" and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account, the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. "AutoBuy" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


By exchange. Your new account will have the same registration and address as your existing account.

The exchange requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts.

Please call 1-800-225-5163 for more information, including information about the transfer of special account features.

You can also make exchanges among your Scudder fund accounts on SAIL, the Scudder Automated Information Line, by calling 1-800-343-2890.

Redeeming shares

The Fund allows you to redeem shares (i.e., sell them back to the Fund) without redemption fees.

By telephone. This is the quickest and easiest way to sell Fund shares. If you elected telephone redemption to your bank on your application, you can call to request that federal funds be sent to your authorized bank account. If you did not elect telephone redemption to your bank on your application, call 1-800-225-5163 for more information.

Redemption proceeds will be wired to your bank unless otherwise requested. If your bank cannot receive federal reserve wires, redemption proceeds will be mailed to your bank. There will be a $5 charge for all wire redemptions.

You can also make redemptions from your Scudder fund account on SAIL by calling 1-800-343-2890.

If you open an account by wire, you cannot redeem shares by telephone until the Fund's transfer agent has received your completed and signed application. Telephone redemption is not available for shares held in Scudder IRA accounts and most other Scudder retirement plan accounts.

In the event that you are unable to reach the Fund by telephone, you should write to the Fund; see "How to contact Scudder" for the address.

Telephone transactions

Shareholders automatically receive the ability to exchange by telephone and the right to redeem by telephone up to $50,000 to their address of record. Shareholders also may, by telephone, request that redemption proceeds be sent to a predesignated bank account. The Fund uses procedures designed to give reasonable assurance that telephone instructions are genuine, including recording telephone calls, testing a caller's identity and sending written confirmation of telephone transactions. If the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


By "AutoSell." If you elected "AutoSell" for your account, you can call toll-free to redeem shares. The money will be automatically transferred to your predesignated bank checking account. Your bank must be a member of the Automated Clearing House for you to use this service. If you did not elect "AutoSell," call 1-800-225-5163 for more information.

To redeem shares, call 1-800-225-5163. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account in two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. "AutoSell" requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day.

"AutoSell" transactions are not available for Scudder IRA accounts and most other retirement plan accounts.


Signature guarantees. For your protection and to prevent fraudulent redemptions, on written redemption requests in excess of $50,000 we require an original signature and an original signature guarantee for each person in whose name the account is registered. (The Fund reserves the right, however, to require a signature guarantee for all redemptions.) You can obtain a signature guarantee from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities associations, or clearing agencies deemed eligible by the Securities and Exchange Commission. Signature guarantees by notaries public are not acceptable. Redemption requirements for corporations, other organizations, trusts, fiduciaries, agents, institutional investors and retirement plans may be different from those for regular accounts. For more information, please call 1-800-225-5163.

Share price


Purchases and redemptions, including exchanges, are made at net asset value. Scudder Fund Accounting Corporation determines net asset value per share as of the close of regular trading on the Exchange, normally 4 p.m. eastern time, on each day the Exchange is open for trading. Net asset value per share is calculated by dividing the current market value of total assets, less all liabilities, by the total number of shares outstanding.


Processing time


All purchase and redemption requests received in good order by the Fund's transfer agent by the close of regular trading on the Exchange are executed at the net asset value per share calculated at the close of regular trading that day.


Purchase and redemption requests received after the close of regular trading on the Exchange will be executed the following business day.

If you wish to make a purchase of $500,000 or more, you should notify Scudder Investor Relations by calling 1-800-225-5163.

The Fund will normally send your redemption proceeds within one business day following the redemption request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Short-term trading

Purchases and sales should be made for long-term investment purposes only. The Fund and Scudder Investor Services, Inc. each reserves the right to restrict purchases of Fund shares (including exchanges) when a pattern of frequent purchases and sales made in response to short-term fluctuations in the Fund's share price appears evident.

Tax information

A redemption of shares, including an exchange into another Scudder fund, is a sale of shares and may result in a gain or loss for income tax purposes.

Tax identification number

Be sure to complete the Tax Identification Number section of the Fund's application when you open an account. Federal tax law requires the Fund to withhold 31% of taxable dividends, capital gains distributions and redemption and exchange proceeds from accounts (other than those of certain exempt payees) without a certified Social Security or tax identification number and certain other certified information or upon notification from the IRS or a broker that withholding is required. The Fund reserves the right to reject new account applications without a certified Social Security or tax identification number. The Fund also reserves the right, following 30 days' notice, to redeem all shares in accounts without a certified Social Security or tax identification number.

A shareholder may avoid involuntary redemption by providing the Fund with a tax identification number during the 30-day notice period.

Minimum balances

Shareholders should maintain a share balance worth at least $1,000, which amount may be changed by the Board of Trustees. Scudder retirement plans have similar or lower minimum share balance requirements. The Fund reserves the right, following 60 days' written notice to shareholders, to redeem all shares in sub-minimum accounts, including accounts of new investors, where a reduction in value has occurred due to a redemption or exchange out of the account. Reductions in value that result solely from market activity will not trigger an involuntary redemption. The Fund will mail the proceeds of the redeemed account to the shareholder. The shareholder may restore the share balance to $1,000 or more during the 60-day notice period and must maintain it at no lower than that minimum to avoid involuntary redemption.

Third party transactions

If purchases and redemptions of Fund shares are arranged and settlement is made at an investor's election through a member of the National Association of Securities Dealers, Inc., other than Scudder Investor Services, Inc., that member may, at its discretion, charge a fee for that service.

Redemption-in-kind

The Fund reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption-in-kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Trust has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Shareholder benefits

Experienced professional management

Scudder, Stevens & Clark, Inc., one of the nation's most experienced investment management firms, actively manages your Scudder fund investment. Professional management is an important advantage for investors who do not have the time or expertise to invest directly in individual securities.

A team approach to investing


Scudder Quality Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders and other investment specialists who work in Scudder's offices across the United States and abroad. Scudder believes its team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

Lead Portfolio Manager Valerie F. Malter joined Scudder in 1995 and is responsible for the Fund's investment strategy and daily operation. Ms. Malter has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, contributes expertise in technology, a role he has filled since the Fund's inception. Mr. Beaty joined Scudder in 1991 and has 15 years of investing experience. Michael K. Shields, Portfolio Manager, focuses on the Fund's healthcare stocks. Mr. Shields joined the Fund and Scudder in 1992 and has 14 years of experience in the financial industry.

SAIL(TM)--Scudder Automated Information Line


For personalized account information including fund prices, yields and account balances, to perform transactions in existing Scudder fund accounts, or to obtain information on any Scudder fund, shareholders can call Scudder's Automated Information Line (SAIL) at 1-800-343-2890, 24 hours a day. During periods of extreme economic or market changes, or other conditions, it may be difficult for you to effect telephone transactions in your account. In such an event you should write to the Fund; please see "How to contact Scudder" for the address.


Investment flexibility

Scudder offers toll-free telephone exchange between funds at current net asset value. You can move your investments among money market, income, growth, tax-free and growth and income funds with a simple toll-free call or, if you prefer, by sending your instructions through the mail or by fax. Telephone and fax redemptions and exchanges are subject to termination and their terms are subject to change at any time by the Fund or the transfer agent. In some cases, the transfer agent or Scudder Investor Services, Inc. may impose additional conditions on telephone transactions.

Dividend reinvestment plan

You may have dividends and distributions automatically reinvested in additional Fund shares. Please call 1-800-225-5163 to request this feature.

Shareholder statements

You receive a detailed account statement every time you purchase or redeem shares. All of your statements should be retained to help you keep track of account activity and the cost of shares for tax purposes.

Shareholder reports

In addition to account statements, you receive periodic shareholder reports highlighting relevant information, including investment results and a review of portfolio changes.

To reduce the volume of mail you receive, only one copy of most Fund reports, such as the Fund's Annual Report, may be mailed to your household (same surname, same address). Please call 1-800-225-5163 if you wish to receive additional shareholder reports.

Newsletters


Four times a year, Scudder sends you Perspectives, an informative newsletter covering economic and investment developments, service enhancements and other topics of interest to Scudder fund investors.


Scudder Funds Centers

As a convenience to shareholders who like to conduct business in person, Scudder Investor Services, Inc. maintains Funds Centers in Boca Raton, Boston, Chicago, Cincinnati, Los Angeles, New York, Portland (OR), San Diego, San Francisco and Scottsdale.

T.D.D. service for the hearing impaired

Scudder's full range of investor information and shareholder services is available to hearing impaired investors through a toll-free T.D.D. (Telephone Device for the Deaf) service. If you have access to a T.D.D., call 1-800-543-7916 for investment information or specific account questions and transactions.

Scudder tax-advantaged retirement plans

Scudder offers a variety of tax-advantaged retirement plans for individuals, businesses and non-profit organizations. These flexible plans are designed for use with the Scudder Family of Funds (except Scudder tax-free funds, which are inappropriate for such plans). Scudder Funds offer a broad range of investment objectives and can be used to seek almost any investment goal. Using Scudder's retirement plans can help shareholders save on current taxes while building their retirement savings.

o Scudder No-Fee IRAs. These retirement plans allow a maximum annual contribution of $2,000 per person for anyone with earned income. Many people can deduct all or part of their contributions from their taxable income, and all investment earnings accrue on a tax deferred basis. The Scudder No-Fee IRA charges no annual custodial fee.

o 401(k) Plans. 401(k) plans allow employers and employees to make tax-deductible retirement contributions. Scudder offers a full service program that includes recordkeeping, prototype plan, employee communications and trustee services, as well as investment options.

o Profit Sharing and Money Purchase Pension Plans. These plans allow corporations, partnerships and people who are self-employed to make annual, tax-deductible contributions of up to $30,000 for each person covered by the plans. Plans may be adopted individually or paired to maximize contributions. These are sometimes known as Keogh plans.

o 403(b) Plans. Retirement plans for tax-exempt organizations and school systems to which employers and employees may both contribute.

o SEP-IRAs. Easily administered retirement plans for small businesses and self-employed individuals. The maximum annual contribution to SEP-IRA accounts is adjusted each year for inflation.

o Scudder Horizon Plan. A no-load variable annuity that lets you build assets by deferring taxes on your investment earnings. You can start with $2,500 or more.


Scudder Trust Company (an affiliate of the Adviser) is Trustee or Custodian for some of these plans and is paid an annual fee for some of the above retirement plans. For information about establishing a Scudder No-Fee IRA, SEP-IRA, Profit Sharing Plan, Money Purchase Pension Plan or a Scudder Horizon Plan, please call 1-800-225-2470. For information about 401(k)s or 403(b)s please call 1-800-323-6105. To effect transactions in existing IRA, SEP-IRA, Profit Sharing or Pension Plan accounts, call 1-800-225-5163.


The variable annuity contract is provided by Charter National Life Insurance Company (in New York State, Intramerica Life Insurance Company [S 1802]). The contract is offered by Scudder Insurance Agency, Inc. (in New York State, Nevada and Montana, Scudder Insurance Agency of New York, Inc.). CNL, Inc. is the Principal Underwriter. Scudder Horizon Plan is not available in all states.

Trustees and Officers

Daniel Pierce*
    President and Trustee

Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation

Dudley H. Ladd*
    Trustee


George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates


Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University

Juris Padegs*
    Trustee


Jean C. Tempel
    Trustee; General Partner, TL Ventures


Bruce F. Beaty*
    Vice President

Jerard K. Hartman*
    Vice President

Robert T. Hoffman*
    Vice President

Thomas W. Joseph*
    Vice President

David S. Lee*
    Vice President

Douglas M. Loudon*
    Vice President


Valerie F. Malter*
    Vice President


Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer

Pamela A. McGrath*
    Vice President and Treasurer

Edward J. O'Connell*
    Vice President and Assistant Treasurer

Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

Investment products and services

    The Scudder Family of Funds                                     Income
    Money market                                                      Scudder Emerging Markets Income Fund
      Scudder Cash Investment Trust                                   Scudder Global Bond Fund
      Scudder U.S. Treasury Money Fund                                Scudder GNMA Fund
    Tax free money market+                                            Scudder Income Fund
      Scudder Tax Free Money Fund                                     Scudder International Bond Fund
      Scudder California Tax Free Money Fund*                         Scudder Short Term Bond Fund
      Scudder New York Tax Free Money Fund*                           Scudder Zero Coupon 2000 Fund
    Tax free+                                                       Growth
      Scudder California Tax Free Fund*                               Scudder Capital Growth Fund
      Scudder High Yield Tax Free Fund                                Scudder Development Fund
      Scudder Limited Term Tax Free Fund                              Scudder Global Fund
      Scudder Managed Municipal Bonds                                 Scudder Global Small Company Fund
      Scudder Massachusetts Limited Term Tax Free Fund*               Scudder Gold Fund
      Scudder Massachusetts Tax Free Fund*                            Scudder Greater Europe Growth Fund
      Scudder Medium Term Tax Free Fund                               Scudder International Fund
      Scudder New York Tax Free Fund*                                 Scudder Latin America Fund
      Scudder Ohio Tax Free Fund*                                     Scudder Pacific Opportunities Fund
      Scudder Pennsylvania Tax Free Fund*                             Scudder Quality Growth Fund
    Growth and Income                                                 Scudder Small Company Value Fund
      Scudder Balanced Fund                                           Scudder Value Fund
      Scudder Growth and Income Fund                                  The Japan Fund
    Retirement Plans and Tax-Advantaged Investments
      IRAs                                                            403(b) Plans
      Keogh Plans                                                     SEP-IRAs
      Scudder Horizon Plan*+++ (a variable annuity)                     Profit Sharing and
      401(k) Plans                                                      Money Purchase Pension Plans
    Closed-end Funds#
      The Argentina Fund, Inc.                                        Scudder New Europe Fund, Inc.
      The Brazil Fund, Inc.                                           Scudder World Income Opportunities Fund, Inc.
      The First Iberian Fund, Inc.
      The Korea Fund, Inc.                                          Institutional Cash Management
      The Latin America Dollar Income Fund, Inc.                      Scudder Institutional Fund, Inc.
      Montgomery Street Income Securities, Inc.                       Scudder Fund, Inc.
      Scudder New Asia Fund, Inc.                                     Scudder Treasurers Trust(TM)++


 For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc., are traded on various stock exchanges. ++For information on Scudder Treasurers Trust(TM), an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call:
 1-800-541-7703.


How to contact Scudder

 Account Service and Information:                             Please address all correspondence to:
 For existing account service     Scudder Investor Relations  The Scudder Funds
 and transactions                 1-800-225-5163              P.O. Box 2291
                                                              Boston, Massachusetts
                                                              02107-2291


 For personalized information    Scudder Automated
 about your Scudder accounts;    Information Line (SAIL)
 exchanges and redemptions; or   1-800-343-2890
 information on any Scudder
 fund


 Investment Information:                                     Or Stop by a Scudder Funds Center:
                                 Scudder Investor Relations
 To receive information about    1-800-225-2470              Many  shareholders   enjoy  the  personal,   one-on-one
 the Scudder funds, for                                      service  of the  Scudder  Funds  Centers.  Check  for a
 additional applications and                                 Funds  Center  near   you--they  can  be  found  in  the
 prospectuses, or for                                        following cities:
 investment questions

 For establishing 401(k) and     Scudder Defined             Boca Raton                   New York
 403(b) plans                    Contribution Services       Boston                       Portland, OR
                                 1-800-323-6105              Chicago                      San Diego
                                                             Cincinnati                   San Francisco
                                                             Los Angeles                  Scottsdale

 For information on Scudder Treasurers Trust(TM), an         For information on Scudder Institutional Funds*,
 institutional cash management service for                   funds designed to meet the broad investment management and
 corporations,  non-profit organizations and trusts          service needs of banks and other institutions, call:
 which utilizes certain  portfolios  of Scudder  Fund,       1-800-854-8525.
 Inc.*  ($100,000 minimum), call: 1-800-541-7703.

 Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

* Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

                         SCUDDER QUALITY GROWTH FUND


A Pure No-Load(TM) (No Sales Charges) Diversified Mutual Fund Seeking Long-Term
     Growth of Capital through Investment Primarily in Equity Securities of Seasoned, Financially-Strong U.S. Growth Companies.





--------------------------------------------------------------------------------


                    STATEMENT OF ADDITIONAL INFORMATION

                                March 1, 1996




--------------------------------------------------------------------------------



         This Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus for Scudder Quality Growth Fund dated March 1, 1996, as amended from time to time, a copy of which may be obtained without charge by writing to Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103.

                                TABLE OF CONTENTS
                                                                                                                   Page
THE FUND'S INVESTMENT OBJECTIVE AND POLICIES..........................................................................1
         General Investment Objective and Policies....................................................................1
         Investment Restrictions.....................................................................................11


PURCHASES............................................................................................................14
         Additional Information About Opening an Account.............................................................14
         Additional Information About Making Subsequent Investments..................................................14
         Additional Information About Making Subsequent Investments by AutoBuy.......................................15
         Checks......................................................................................................15
         Wire Transfer of Federal Funds..............................................................................15
         Share Price.................................................................................................16
         Share Certificates..........................................................................................16
         Other Information...........................................................................................16

EXCHANGES AND REDEMPTIONS............................................................................................16
         Exchanges...................................................................................................16
         Redemption by Telephone.....................................................................................17
         Redemption By AutoSell......................................................................................18
         Redemption by Mail or Fax...................................................................................18
         Redemption-In-Kind..........................................................................................19
         Other Information...........................................................................................19

FEATURES AND SERVICES OFFERED BY THE FUND............................................................................19
         The Pure No-Load(TM) Concept................................................................................19
         Dividend and Capital Gain Distribution Options..............................................................20
         Diversification.............................................................................................21
         Scudder Funds Centers.......................................................................................21
         Reports to Shareholders.....................................................................................21
         Transaction Summaries.......................................................................................21


THE SCUDDER FAMILY OF FUNDS..........................................................................................21

SPECIAL PLAN ACCOUNTS................................................................................................25
         Scudder Retirement Plans:  Profit-Sharing and Money Purchase Pension Plans for
              Corporations and Self-Employed Individuals.............................................................25
         Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and
              Self-Employed Individuals..............................................................................25
         Scudder IRA:  Individual Retirement Account.................................................................25
         Scudder 403(b) Plan.........................................................................................26
         Automatic Withdrawal Plan...................................................................................27
         Group or Salary Deduction Plan..............................................................................27
         Automatic Investment Plan...................................................................................27
         Uniform Transfers/Gifts to Minors Act.......................................................................27

DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS............................................................................28

PERFORMANCE INFORMATION..............................................................................................28
         Average Annual Total Return.................................................................................28
         Cumulative Total Return.....................................................................................29
         Total Return................................................................................................29
         Capital Change..............................................................................................30
         Performance Indices.........................................................................................30
         Comparison of Fund Performance..............................................................................30

                                             i

                         TABLE OF CONTENTS (continued)
                                                                                                                   Page

FUND ORGANIZATION....................................................................................................34

INVESTMENT ADVISER...................................................................................................35
         Personal Investments by Employees of the Adviser............................................................38

TRUSTEES AND OFFICERS................................................................................................38

REMUNERATION.........................................................................................................40

DISTRIBUTOR..........................................................................................................41

TAXES................................................................................................................41

PORTFOLIO TRANSACTIONS...............................................................................................45
         Brokerage Commissions.......................................................................................45
         Portfolio Turnover..........................................................................................46

NET ASSET VALUE......................................................................................................46

ADDITIONAL INFORMATION...............................................................................................47
         Experts.....................................................................................................47
         Shareholder Indemnification.................................................................................47
         Other Information...........................................................................................47

FINANCIAL STATEMENTS.................................................................................................48

APPENDIX

                  THE FUND'S INVESTMENT OBJECTIVE AND POLICIES

          (See  "Investment  objective and  policies" and  "Additional
information   about  policies  and   investments"   in  the  Fund's prospectus.)


General Investment Objective and Policies


         Scudder Quality Growth Fund (the "Fund"), a diversified series of Scudder Investment Trust (the "Trust"), seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies. Although current income is an incidental consideration, many of the Fund's securities should provide regular dividends which are expected to grow over time.


         The Fund's equity investments consist of common stocks, preferred stocks and securities convertible into common stocks of companies which are of above-average financial quality and offer the prospect for above-average growth in earnings, cash flow or assets relative to the overall market as defined by the Standard & Poor's 500 Composite Price Index ("S&P 500"). The prospect for above-average growth in assets is evaluated in terms of the potential future earnings such growth in assets can produce.

         The Fund allocates its investments among different industries and companies, and adjusts its portfolio securities based on long-term investment considerations as opposed to short-term trading. While the Fund emphasizes U.S. investments, it can commit a portion of assets to the equity securities of foreign growth companies which meet the criteria applicable to domestic investments.

         Except as otherwise indicated, the Fund's investment objective and policies are not fundamental and may be changed without a vote of shareholders. Shareholders will receive written notice of any changes in the Fund's objective. If there is a change in investment objective, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs. There can be no assurance that the Fund's objective will be met.

Investments. The Fund invests primarily in the equity securities issued by medium- to large-sized domestic companies that offer above-average appreciation potential. In seeking such investments, the Fund's investment adviser, Scudder, Stevens & Clark, Inc. (the "Adviser"), invests in companies with the following characteristics:

o companies that have exhibited above-average growth rates over an extended period with prospects for maintaining greater than average rates of growth in earnings, cash flow or assets in the future;

o companies that are in a strong financial position with high credit standings and profitability;

o companies with important business franchises, leading products or dominant marketing and distribution systems;

o        companies guided by experienced, motivated management;

o companies with at least five years' operating history and annual revenues of $200 million or more and market capitalization of at least $300 million; and

o companies selling at attractive prices relative to potential growth in earnings, cash flow or assets.

         The Adviser utilizes a combination of qualitative and quantitative research techniques to identify companies that have above-average quality and growth characteristics and that are deemed to be selling at attractive market valuations. In-depth fundamental research is used to evaluate various aspects of corporate performance, with a particular focus on consistency of results, long-term growth prospects and financial strength. Quantitative valuation models are designed to help determine which growth companies offer the best values at a given point in time. From time to time, for temporary defensive or emergency purposes, the Fund may invest a portion of its assets in cash and cash equivalents when the Adviser deems such a position advisable in light of economic or market conditions. The Fund also may invest in foreign securities, repurchase agreements, and may engage in strategic transactions.


Quality. The Fund invests at least 65% of its total assets in the equity securities of seasoned, financially strong U.S. growth companies which are considered to be of above-average financial quality. The common stocks issued by these companies qualify, at the time of purchase, for one of the three highest equity ranking categories (A+, A or A-) of Standard & Poor's ("S&P") or, if not ranked by S&P, are judged to be of comparable quality by the Adviser. S&P assigns earnings and dividends rankings to corporations based on a number of factors, including stability and growth of earnings and dividends. Rankings by S&P are not an appraisal of a company's creditworthiness, as is true for S&P's debt security ratings, nor are these rankings intended as a forecast of future stock market performance. In addition to using S&P rankings of earnings and dividends of common stocks, the Adviser conducts its own analysis of a company's history, current financial position and earnings prospects. (See "APPENDIX--Standard & Poor's Earnings and Dividend Rankings for Common Stocks.")


         When assessing financial quality, the Adviser weighs four elements of business risk. These factors are the Adviser's assessment of the strength of a company's balance sheet, the accounting practices a company follows, the volatility of a company's earnings over time and the vulnerability of earnings to changes in external factors, such as the general economy, the competitive environment, governmental action and technological change.

Convertible Securities. The Fund may invest in convertible securities; that is, bonds, notes, debentures, preferred stocks and other securities which are convertible into common stocks. Investments in convertible securities may provide income through interest and dividend payments and/or an opportunity for capital appreciation by virtue of their conversion or exchange features.

         The convertible securities in which the Fund may invest include fixed-income or zero coupon debt securities which may be converted or exchanged at a stated or determinable exchange ratio into underlying shares of common stock. The exchange ratio for any particular convertible security may be adjusted from time to time due to stock splits, dividends, spin-offs, other corporate distributions or scheduled changes in the exchange ratio. Convertible debt securities and convertible preferred stocks, until converted, have general characteristics similar to both debt and equity securities. Although to a lesser extent than with debt securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion or exchange feature, the market value of convertible securities typically changes as the market value of the underlying common stocks changes, and, therefore, also tends to follow movements in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock, although typically not as much as the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

         As debt securities, convertible securities are investments which provide for a stream of income (or in the case of zero coupon securities, accretion of income) with generally higher yields than common stocks. Of course, like all debt securities, there can be no assurance of income or principal payments because the issuers of the convertible securities may default on their obligations. Convertible securities generally offer lower yields than nonconvertible securities of similar quality because of their conversion or exchange features.

         Convertible securities are generally subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. However, because of the subordination feature, convertible bonds and convertible preferred stock typically have lower ratings than similar nonconvertible securities.

         Convertible securities may be issued as fixed income obligations that pay current income or as zero coupon notes and bonds, including Liquid Yield Option Notes (LYONs). Zero coupon securities pay no cash income and are sold at substantial discounts from their value at maturity. When held to maturity, their entire income, which consists of accretion of discount, comes from the difference between the issue price and their value at maturity. Zero coupon convertible securities offer the opportunity for capital appreciation as increases (or decreases) in market value of such securities closely follows the movements in the market value of the underlying common stock. Zero coupon convertible securities are generally expected to be less volatile than the underlying common stocks as they are usually issued with short to medium length maturities (15 years or less) and are issued with options and/or redemption features exercisable by the holder of the obligation entitling the holder to redeem the obligation and receive a defined cash payment.

Foreign Securities. Investors should recognize that investing in foreign securities involves certain special considerations, including those set forth below, which are not typically associated with investing in U.S. securities and which may favorably or unfavorably affect the Fund's performance. As foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies, there may be less publicly available information about a foreign company than about a domestic company. Many foreign stock markets, while growing in volume of trading activity, have substantially less volume than the New York Stock Exchange (the "Exchange"), and securities of some foreign companies are less liquid and more volatile than securities of domestic companies. Similarly, volume and liquidity in most foreign bond markets is less than in the U.S. and at times, volatility of price can be greater than in the U.S. Further, foreign markets have different clearance and settlement procedures and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems either could result in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, could result in a possible liability to the purchaser. Payment for securities without delivery may be required in certain foreign markets. Fixed commissions on some foreign stock exchanges are generally higher than negotiated commissions on U.S. exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. Further, the Fund may encounter difficulties or be unable to pursue legal remedies and obtain judgments in foreign courts. There is generally less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the U.S. It may be more difficult for the Fund's agents to keep currently informed about corporate actions such as stock dividends or other matters which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities. In addition, with respect to certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The management of the Fund seeks to mitigate the risks associated with the foregoing considerations through diversification and continuous professional management.

         Because investments in foreign securities will usually involve currencies of foreign countries, and because the Fund may hold foreign currencies and forward foreign currency exchange contracts ("forward contracts"), futures contracts and options on futures contracts on foreign currencies, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies.

Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts (or options thereon) to purchase or sell foreign currencies. (See "Strategic Transactions and Derivatives" below.)

Repurchase Agreements. The Fund may enter into repurchase agreements with any member bank of the Federal Reserve System and any broker/dealer recognized as a reporting government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Fund may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by S&P or Moody's Investors Service, Inc. ("Moody's").

         A repurchase agreement provides a means for the Fund to earn income on funds for periods as short as overnight. It is an arrangement under which the Fund acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Obligations subject to a repurchase agreement are held in a segregated account and the value of such obligations kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the date of repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation itself. Obligations will be held by the Fund's custodian or in the Federal Reserve Book Entry System.

         For purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), a repurchase agreement is deemed to be a loan from the Fund to the seller of the Obligation subject to the repurchase agreement and is therefore subject to the Fund's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, the Fund may encounter delay and incur costs before being able to sell the security. Delays may cause loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at the risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for the Fund, the Adviser seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Fund may incur a loss if the proceeds to the Fund of the sale to a third party are less than the repurchase price. To protect against such potential loss, if the market value (including interest) of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value (including interest) of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that the Fund will be unsuccessful in seeking to impose on the seller a contractual obligation to deliver additional securities.


Illiquid Securities. The Fund may occasionally purchase securities other than in the open market. While such purchases may often offer attractive opportunities for investment not otherwise available on the open market, the securities so purchased are often "restricted securities" or "not readily marketable," i.e., securities which cannot be sold to the public without registration under the Securities Act of 1933 or the availability of an exemption from registration (such as Rules 144 or 144A) or because they are subject to other legal or contractual delays in or restrictions on resale.

         Generally speaking, restricted securities may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration, or in a public offering for which a registration statement is in effect under the Securities Act of 1933. A Fund may be deemed to be an "underwriter" for purposes of the Securities Act of 1933 when selling restricted securities to the public, and in such event a Fund may be liable to purchasers of such securities if the registration statement prepared by the issuer, or the prospectus forming a part of it, is materially inaccurate or misleading.

         The Fund may invest up to 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws or in repurchase agreements not terminable within seven days, and the Fund may invest up to 10% of its total assets in restricted securities.


Strategic Transactions and Derivatives. The Fund may, but is not required to, utilize various other investment strategies as described below to hedge various market risks (such as interest rates, currency exchange rates, and broad or specific equity or fixed-income market movements), to manage the effective maturity or duration of fixed-income securities in the Fund's portfolio, or to enhance potential gain. These strategies may be executed through the use of derivative contracts. Such strategies are generally accepted as a part of modern portfolio management and are regularly utilized by many mutual funds and other institutional investors. Techniques and instruments may change over time as new instruments and strategies are developed or regulatory changes occur.

         In the course of pursuing these investment strategies, the Fund may purchase and sell exchange-listed and over-the-counter put and call options on securities, equity and fixed-income indices and other financial instruments, purchase and sell financial futures contracts and options thereon, enter into various interest rate transactions such as swaps, caps, floors or collars, and enter into various currency transactions such as currency forward contracts, currency futures contracts, currency swaps or options on currencies or currency futures (collectively, all the above are called "Strategic Transactions"). Strategic Transactions may be used without limit to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio resulting from securities markets or currency exchange rate fluctuations, to protect the Fund's unrealized gains in the value of its portfolio securities, to facilitate the sale of such securities for investment purposes, to manage the effective maturity or duration of fixed-income securities  in  the  Fund's  portfolio,  or  to  establish  a  position  in  the derivatives markets as a temporary substitute for purchasing or selling particular securities. Some Strategic Transactions may also be used to enhance potential gain although no more than 5% of the Fund's assets will be committed to Strategic Transactions entered into for non-hedging purposes. Any or all of these investment techniques may be used at any time and in any combination, and there is no particular strategy that dictates the use of one technique rather than another, as use of any Strategic Transaction is a function of numerous variables including market conditions. The ability of the Fund to utilize these Strategic Transactions successfully will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured. The Fund will comply with applicable regulatory requirements when implementing these strategies, techniques and instruments. Strategic Transactions involving financial futures and options thereon will be purchased, sold or entered into only for bona fide hedging, risk management or portfolio management purposes and not for speculative purposes.

         Strategic Transactions, including derivative contracts, have risks associated with them including possible default by the other party to the transaction, illiquidity and, to the extent the Adviser's view as to certain market movements is incorrect, the risk that the use of such Strategic Transactions could result in losses greater than if they had not been used. Use of put and call options may result in losses to the Fund, force the sale or purchase of portfolio securities at inopportune times or for prices higher than (in the case of put options) or lower than (in the case of call options) current market values, limit the amount of appreciation the Fund can realize on its investments or cause the Fund to hold a security it might otherwise sell. The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency. The use of options and futures transactions entails certain other risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related portfolio position of the Fund creates the possibility that losses on the hedging instrument may be greater than gains in the value of the Fund's position. In addition, futures and options markets may not be liquid in all circumstances and certain over-the-counter options may have no markets. As a result, in certain markets, the Fund might not be able to close out a transaction without incurring substantial losses, if at all. Although the use of futures and options transactions for hedging should tend to minimize the risk of loss due to a decline in the value of the hedged position, at the same time they tend to limit any potential gain which might result from an increase in value of such position. Finally, the daily variation margin requirements for futures contracts would create a greater ongoing potential financial risk than would purchases of options, where the exposure is limited to the cost of the initial premium. Losses resulting from the use of Strategic Transactions would reduce net asset value, and possibly income, and such losses can be greater than if the Strategic Transactions had not been utilized.

General Characteristics of Options. Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below. In addition, many Strategic Transactions involving options require segregation of Fund assets in special accounts, as described below under "Use of Segregated and Other Special Accounts."

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, the Fund's purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving the Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. The Fund's purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. The Fund is authorized to purchase and sell exchange listed options and over-the-counter options ("OTC options"). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.

         With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in-the-money" (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         The Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.

         OTC options are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The Fund will only sell OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. The Fund expects generally to enter into OTC options that have cash settlement provisions, although it is not required to do so.

         Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with the Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, the Adviser must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC option will be satisfied. The Fund will engage in OTC option transactions only with U.S. government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions which have received (or the guarantors of the obligation of which have received) a short-term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization ("NRSRO") or, in the case of OTC currency transactions, are determined to be of equivalent credit quality by the Adviser. The staff of the U.S. Securities and Exchange Commission (the "SEC"), currently takes the position that OTC options purchased by the Fund, and portfolio securities "covering" the amount of the Fund's obligation pursuant to an OTC option sold by it (the cost of the sell-back plus the in-the-money amount, if any) are illiquid, and are subject to the Fund's limitation on investing no more than 10% of its assets in illiquid securities.

         If the Fund sells a call option, the premium that it receives may serve as a partial hedge, to the extent of the option premium, against a decrease in the value of the underlying securities or instruments in its portfolio or will increase the Fund's income. The sale of put options can also provide income.

         The Fund may purchase and sell call options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments that are traded on U.S. and foreign securities exchanges and in the over-the-counter markets, and on securities indices, currencies and futures contracts. All calls sold by the Fund must be "covered" (i.e., the Fund must own the securities or futures contract subject to the call) or must meet the asset segregation requirements described below as long as the call is outstanding. Even though the Fund will receive the option premium to help protect it against loss, a call sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold a security or instrument which it might otherwise have sold.

         The Fund may purchase and sell put options on securities including U.S. Treasury and agency securities, mortgage-backed securities, corporate debt securities, equity securities (including convertible securities) and Eurodollar instruments (whether or not it holds the above securities in its portfolio), and on securities, indices, currencies and futures contracts other than futures on individual corporate debt and individual equity securities. The Fund will not sell put options if, as a result, more than 50% of the Fund's assets would be required to be segregated to cover its potential obligations under such put options other than those with respect to futures and options thereon. In selling put options, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price above the market price.

General Characteristics of Futures. The Fund may enter into financial futures contracts or purchase or sell put and call options on such futures as a hedge against anticipated interest rate, currency or equity market changes, for duration management and for risk management purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the specific type of financial instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures and Eurodollar instruments, the net cash amount). Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

         The Fund's use of financial futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only for bona fide hedging, risk management (including duration management) or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on financial futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

         The Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation. The segregation requirements with respect to futures contracts and options thereon are described below.

Options on Securities Indices and Other Financial Indices. The Fund also may purchase and sell call and put options on securities indices and other financial indices and in so doing can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Currency Transactions. The Fund may engage in currency transactions with Counterparties in order to hedge the value of portfolio holdings denominated in particular currencies against fluctuations in relative value. Currency transactions include forward currency contracts, exchange listed currency futures, exchange listed and OTC options on currencies, and currency swaps. A forward currency contract involves a privately negotiated obligation to purchase or sell (with delivery generally required) a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency swap is an agreement to exchange cash flows based on the notional difference among two or more currencies and operates similarly to an interest rate swap, which is described below. The Fund may enter into currency transactions with Counterparties which have received (or the guarantors of the obligations which have received) a credit rating of A-1 or P-1 by S&P or Moody's, respectively, or that have an equivalent rating from a NRSRO or are determined to be of equivalent credit quality by the Adviser.

         The Fund's dealings in forward currency contracts and other currency transactions such as futures, options, options on futures and swaps will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is entering into a currency transaction with respect to specific assets or liabilities of the Fund, which will generally arise in connection with the purchase or sale of its portfolio securities or the receipt of income therefrom. Position hedging is entering into a currency transaction with respect to portfolio security positions denominated or generally quoted in that currency.

         The Fund will not enter into a transaction to hedge currency exposure to an extent greater, after netting all transactions intended wholly or partially to offset other transactions, than the aggregate market value (at the time of entering into the transaction) of the securities held in its portfolio that are denominated or generally quoted in or currently convertible into such currency, other than with respect to proxy hedging or cross hedging as described below.

         The Fund may also cross-hedge currencies by entering into transactions to purchase or sell one or more currencies that are expected to decline in value relative to other currencies to which the Fund has or in which the Fund expects to have portfolio exposure.

         To reduce the effect of currency fluctuations on the value of existing or anticipated holdings of portfolio securities, the Fund may also engage in proxy hedging. Proxy hedging is often used when the currency to which the Fund's portfolio is exposed is difficult to hedge or to hedge against the dollar. Proxy hedging entails entering into a commitment or option to sell a currency whose changes in value are generally considered to be correlated to a currency or currencies in which some or all of the Fund's portfolio securities are or are expected to be denominated, in exchange for U.S. dollars. The amount of the commitment or option would not exceed the value of the Fund's securities denominated in correlated currencies. For example, if the Adviser considers that the Austrian schilling is correlated to the German deutschemark (the "D-mark"), the Fund holds securities denominated in schillings and the Adviser believes that the value of schillings will decline against the U.S. dollar, the Adviser may enter into a commitment or option to sell D-marks and buy dollars. Currency hedging involves some of the same risks and considerations as other transactions with similar instruments. Currency transactions can result in losses to the Fund if the currency being hedged fluctuates in value to a degree or in a direction that is not anticipated. Further, there is the risk that the perceived correlation between various currencies may not be present or may not be present during the particular time that the Fund is engaging in proxy hedging. If the Fund enters into a currency hedging transaction, the Fund will comply with the asset segregation requirements described below.

Risks of Currency Transactions. Currency transactions are subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be negatively affected by government exchange controls, blockages, and manipulations or exchange restrictions imposed by governments. These can result in losses to the Fund if it is unable to deliver or receive currency or funds in settlement of obligations and could also cause hedges it has entered into to be rendered useless, resulting in full currency exposure as well as incurring transaction costs. Buyers and sellers of currency futures are subject to the same risks that apply to the use of futures generally. Further, settlement of a currency futures contract for the purchase of most currencies must occur at a bank based in the issuing nation. Trading options on currency futures is relatively new, and the ability to establish and close out positions on such options is subject to the maintenance of a liquid market which may not always be available. Currency exchange rates may fluctuate based on factors extrinsic to that country's economy.

Combined Transactions. The Fund may enter into multiple transactions, including multiple options transactions, multiple futures transactions, multiple currency transactions (including forward currency contracts) and multiple interest rate transactions and any combination of futures, options, currency and interest rate transactions ("component" transactions), instead of a single Strategic Transaction, as part of a single or combined strategy when, in the opinion of the Adviser, it is in the best interests of the Fund to do so. A combined transaction will usually contain elements of risk that are present in each of its component transactions. Although combined transactions are normally entered into based on the Adviser's judgment that the combined strategies will reduce risk or otherwise more effectively achieve the desired portfolio management goal, it is possible that the combination will instead increase such risks or hinder achievement of the portfolio management objective.

Swaps, Caps, Floors and Collars. Among the Strategic Transactions into which the Fund may enter are interest rate, currency and index swaps and the purchase or sale of related caps, floors and collars. The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. The Fund intends to use these transactions as hedges and not as speculative investments and will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.

         The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these swaps, caps, floors and collars are entered into for good faith hedging purposes, the Adviser and the Fund believe such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. The Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the Counterparty, combined with any credit enhancements, is rated at least A by S&P or Moody's or has an equivalent rating from a NRSRO or is determined to be of equivalent credit quality by the Adviser. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.

Eurodollar Instruments. The Fund may make investments in Eurodollar instruments. Eurodollar instruments are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offered Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed income instruments are linked.

Risks of Strategic Transactions Outside the U.S. When conducted outside the U.S., Strategic Transactions may not be regulated as rigorously as in the U.S., may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities, currencies and other instruments. The value of such positions also could be adversely affected by: (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S., and (v) lower trading volume and liquidity.

Use of Segregated and Other Special Accounts. Many Strategic Transactions, in addition to other requirements, require that the Fund segregate liquid, high grade assets with its custodian to the extent Fund obligations are not otherwise "covered" through ownership of the underlying security, financial instrument or currency. In general, either the full amount of any obligation by the Fund to pay or deliver securities or assets must be covered at all times by the securities, instruments or currency required to be delivered, or, subject to any regulatory restrictions, an amount of cash or liquid, high grade securities at least equal to the current amount of the obligation must be segregated with the custodian. The segregated assets cannot be sold or transferred unless equivalent assets are substituted in their place or it is no longer necessary to segregate them. For example, a call option written by the Fund will require the Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate liquid, high grade securities sufficient to purchase and deliver the securities if the call is exercised. A call option sold by the Fund on an index will require the Fund to own portfolio securities which correlate with the index or to segregate liquid, high grade assets equal to the excess of the index value over the exercise price on a current basis. A put option written by the Fund requires the Fund to segregate liquid, high grade assets equal to the exercise price.

         Except when the Fund enters into a forward contract for the purchase or sale of a security denominated in a particular currency, which requires no segregation, a currency contract which obligates the Fund to buy or sell currency will generally require the Fund to hold an amount of that currency or liquid securities denominated in that currency equal to the Fund's obligations or to segregate liquid, high grade assets equal to the amount of the Fund's obligation.

         OTC options entered into by the Fund, including those on securities, currency, financial instruments or indices and OCC issued and exchange listed index options, will generally provide for cash settlement. As a result, when the Fund sells these instruments it will only segregate an amount of assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by the Fund, or the in-the-money amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when the Fund sells a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by the Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement will be treated the same as other options settling with physical delivery.

         In the case of a futures contract or an option thereon, the Fund must deposit initial margin and possible daily variation margin in addition to segregating assets sufficient to meet its obligation to purchase or provide securities or currencies, or to pay the amount owed at the expiration of an index-based futures contract. Such assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets.

         With respect to swaps, the Fund will accrue the net amount of the excess, if any, of its obligations over its entitlements with respect to each swap on a daily basis and will segregate an amount of cash or liquid, high grade securities having a value equal to the accrued excess. Caps, floors and collars require segregation of assets with a value equal to the Fund's net obligation, if any.

         Strategic Transactions may be covered by other means when consistent with applicable regulatory policies. The Fund may also enter into offsetting transactions so that its combined position, coupled with any segregated assets, equals its net outstanding obligation in related options and Strategic Transactions. For example, the Fund could purchase a put option if the strike price of that option is the same or higher than the strike price of a put option sold by the Fund. Moreover, instead of segregating assets if the Fund held a futures or forward contract, it could purchase a put option on the same futures or forward contract with a strike price as high or higher than the price of the contract held. Other Strategic Transactions may also be offset in combinations. If the offsetting transaction terminates at the time of or after the primary transaction no segregation is required, but if it terminates prior to such time, assets equal to any remaining obligation would need to be segregated.

         The Fund's activities  involving Strategic  Transactions may be limited
by  the   requirements  of  Subchapter  M  of  the  Internal  Revenue  Code  for
qualification as a regulated investment company. (See "TAXES.")

Investment Restrictions

         Unless specified to the contrary, the following restrictions are fundamental policies and may not be changed without the approval of "a majority of the outstanding voting securities" of the Fund which, under the 1940 Act and the rules thereunder and as used in this Statement of Additional Information, means the lesser of (1) 67% or more of the shares of the Fund present at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or represented by proxy; or (2) more than 50% of the outstanding shares of the Fund. Nonfundamental policies of the Fund may be modified by the Fund's Trustees without a vote of shareholders.

         Any investment restrictions herein which involve a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition or encumbrance of securities or assets of, or borrowings by, the Fund. The Fund is under no restriction as to the amount of portfolio securities which may be bought or sold.

         As a matter of fundamental policy, the Fund may not:

         1. with respect to 75% of its total assets taken at market value purchase more than 10% of the voting securities of any one issuer; or invest more than 5% of the value of its total assets in the securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

         2. borrow money except as a temporary measure for extraordinary or emergency purposes or except in connection with reverse repurchase agreements provided that the Fund maintains asset coverage of 300% for all borrowings;

         3. purchase or sell real estate (except that the Fund may invest in (i) securities of companies which deal in real estate or mortgages, and (ii) securities secured by real estate or interests therein, and that the Fund reserves freedom of action to hold and to sell real estate acquired as a result of the Fund's ownership of securities); or purchase or sell physical commodities or contracts relating to physical commodities;

         4. act as an underwriter of securities issued by others, except to the extent that it may be deemed an underwriter in connec-tion with the disposition of portfolio securities of the Fund;

         5. make loans to other persons, except (a) loans of portfolio securities, and (b) to the extent the entry into repurchase agreements and the purchase of debt securities in accordance with its investment objective and investment policies may be deemed to be loans;

         6.       issue senior  securities,  except as  appropriate  to evidence indebtedness which it is permitted to incur and except for shares of the separate classes or series of the Trust, provided that collateral arrangements with respect to currency-related contracts, futures contracts, options or other permitted investments, including deposits of initial and variation margin, are not considered to be the issuance of senior securities for purposes of this restriction; and

          7. purchase any securities which would cause more than 25% of the market value of its total assets at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry, provided that there is no limitation in respect to investments in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (for the purposes of this restriction, telephone companies are considered to be in a separate industry from gas and electric public utilities, and wholly-owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents).

Other Investment Policies. The Trustees of the Fund voluntarily adopted policies and restrictions which are observed in the conduct of the Fund's affairs. These represent intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that they may be changed or amended by action of the Trustees without prior notice to or approval of shareholders.

         As a matter of nonfundamental policy, the Fund may not:

               (a) purchase or retain securities of any open-end investment company, or securities of closed-end investment companies except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchases, or except when such purchase, though not made in the open market, is part of a plan of merger, consolidation, reorganization or acquisition of assets; in any event the Fund may not purchase more than 3% of the outstanding voting securities of another investment company, may not invest more than 5% of its assets in another investment company, and may not invest more than 10% of its assets in other investment companies;

               (b) pledge, mortgage or hypothecate its assets in excess, together with permitted borrowings, of 1/3 of its total assets;

               (c) purchase or retain securities of an issuer any of whose officers, directors, trustees or security holders is an officer, director or trustee of the Fund or a member, officer, director or trustee of the investment adviser of the Fund if one or more of such individuals owns beneficially more than one-half of one percent (1/2%) of the outstanding shares or securities or both (taken at market value) of such issuer and such individuals owning more than one-half of one percent (1/2%) of such shares or securities together own beneficially more than 5% of such shares or securities or both;

               (d) purchase securities on margin or make short sales unless, by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except in connection with arbitrage transactions and except that the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


               (e) invest more than 10% of its total assets in securities which are not readily marketable, the disposition of which is restricted under Federal securities laws, or in repurchase agreements not terminable within seven days, and the Fund will not invest more than 10% of its total assets in restricted securities;


               (f) purchase securities of any issuer with a record of less than three years continuous operations, including predecessors, except U.S. Government securities, securities of such issuers which are rated by at least one nationally recognized statistical rating organization, municipal obligations and obligations issued or guaranteed by any foreign government or its agencies or instrumentalities, if such purchase would cause the investments of the Fund in all such issuers to exceed 5% of the total assets of the Fund taken at market value;

               (g) purchase more than 10% of the voting securities of any one issuer, except securities issued by the U.S. Government, its agencies or instrumentalities;

               (h) buy options on securities or financial instruments, unless the aggregate premiums paid on all such options held by the Fund at any time do not exceed 20% of its net assets; or sell put options on securities if, as a result, the aggregate value of the obligations underlying such put options would exceed 50% of the Fund's net assets;

               (i)  enter into  futures  contracts or purchase  options  thereon unless  immediately  after  the  purchase,  the value of the aggregate initial margin with respect to all futures contracts entered into on behalf of the Fund and the premiums paid for options on futures contracts does not exceed 5% of the fair market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in computing the 5% limit;

               (j) invest in oil, gas or other mineral leases, or exploration or development programs (although it may invest in issuers which own or invest in such interests);

               (k) borrow money, including reverse repurchase agreements, in excess of 5% of its total assets (taken at market value) except for temporary or emergency purposes, or borrow other than from banks;

               (l) purchase warrants if as a result warrants taken at the lower of cost or market value would represent more than 5% of the value of the Fund's total net assets or more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges or on an exchange with comparable listing requirements (for this purpose, warrants attached to securities will be deemed to have no value);

               (m) make securities loans if the value of such securities loaned exceeds 30% of the value of the Fund's total assets at the time any loan is made; all loans of portfolio securities will be fully collateralized and marked to market daily. The Fund has no current intention of making loans of portfolio securities that would amount to greater than 5% of the Fund's total assets; and

               (n)  purchase or sell real estate limited partnership interests.

                                    PURCHASES

    (See "Purchases" and "Transaction information" in the Fund's prospectus.)

Additional Information About Opening an Account

         Clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the National Association of Securities Dealers, Inc. ("NASD") and banks may, if they prefer, subscribe initially for at least $1,000 of Fund shares through Scudder Investor Services, Inc. (the "Distributor") by letter, fax, TWX, or telephone.

         Shareholders of other Scudder funds who have submitted an account application and have a certified tax identification number, clients having a regular investment counsel account with the Adviser or its affiliates and members of their immediate families, officers and employees of the Adviser or of any affiliated organization and their immediate families, members of the NASD and banks may open an account by wire. These investors must call 1-800-225-5163 to get an account number. During the call, the investor will be asked to indicate the Fund name, amount to be wired ($1,000 minimum), name of bank or trust company from which the wire will be sent, the exact registration of the new account, the tax identification or Social Security number, address and telephone number. The investor must then call the bank to arrange a wire transfer to The Scudder Funds, State Street Bank and Trust Company, Boston, MA 02110, ABA Number 011000028, DDA Account Number 9903-5552. The investor must give the Scudder fund name, account name and new account number. Finally, the investor must send the completed and signed application to the Fund promptly.

         The minimum initial purchase amount is less than $1,000 under certain special plan accounts.

Additional Information About Making Subsequent Investments

         Subsequent purchase orders for $10,000 or more, and for an amount not greater than four times the value of the shareholder's account, may be placed by telephone, fax, etc. by members of the NASD, by banks and by established shareholders [except by Scudder Individual Retirement Account (IRA), Scudder Profit Sharing and Money Purchase Pension Plans, Scudder 401(k) and Scudder 403(b) plan holders]. Orders placed in this manner may be directed to any office of the Distributor listed in the Fund's prospectus. A two-part invoice of the purchase will be mailed out promptly following receipt of a request to buy. Payment should be attached to a copy of the invoice for proper identification. Federal regulations require that payment be received within seven business days. If payment is not received within that time, the shares may be canceled. In the event of such cancellation or cancellation at the purchaser's request, the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust shall have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Net losses on such transactions which are not recovered from the purchaser will be absorbed by the principal underwriter. Any net profit on the liquidation of unpaid shares will accrue to the Fund.


Additional Information About Making Subsequent Investments by AutoBuy

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoBuy program, may purchase shares of the Fund by telephone. Through this service shareholders may purchase up to $250,000 but not less than $250. To purchase shares by AutoBuy, shareholders should call before 4 p.m. eastern time. Proceeds in the amount of your purchase will be transferred from your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be purchased at the net asset value per share calculated at the close of trading on the day of your call. AutoBuy requests received after the close of regular trading on the Exchange will begin their processing and be purchased at the net asset value calculated the following business day. If you purchase shares by AutoBuy and redeem them within seven days of the purchase, the Fund may hold the redemption proceeds for a period of up to seven business days. If you purchase shares and there are insufficient funds in your bank account the purchase will be canceled and you will be subject to any losses or fees incurred in the transaction. Auto Buy transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request purchases by AutoBuy, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoBuy may so indicate on the application. Existing shareholders who wish to add AutoBuy to their account may do so by completing an AutoBuy Enrollment Form. After sending in an enrollment form shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine. and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Checks

     A certified check is not necessary, but checks are only accepted subject to collection at full face value in U.S. funds and must be drawn on, or payable through, a U.S. bank.

         If shares of the Fund are purchased by a check which proves to be uncollectible, the Trust reserves the right to cancel the purchase immediately and the purchaser will be responsible for any loss incurred by the Fund or the principal underwriter by reason of such cancellation. If the purchaser is a shareholder, the Trust will have the authority, as agent of the shareholder, to redeem shares in the account in order to reimburse the Fund or the principal underwriter for the loss incurred. Investors whose orders have been canceled may be prohibited from or restricted in placing future orders in any of the Scudder funds.

Wire Transfer of Federal Funds

         To obtain the net asset value determined as of the close of regular trading on a selected day, your bank must forward federal funds by wire transfer and provide the required account information so as to be available to the Fund prior to the close of regular trading on the Exchange.

         The bank sending an investor's federal funds by bank wire may charge for the service. Presently the Distributor pays a fee for receipt by State Street Bank and Trust Company (the "Custodian") of "wired funds," but the right to charge investors for this service is reserved.

         Boston banks are closed on certain holidays although the Exchange may be open. These holidays include Martin Luther King, Jr. Day (the 3rd Monday in January), Columbus Day (the 2nd Monday in October) and Veterans Day (November
11). Investors are not able to purchase shares by wiring federal funds on such holidays because the Custodian is not open to receive such federal funds on behalf of the Fund.

Share Price

         Purchases will be filled without sales charge at the net asset value next computed after receipt of the application in good order. Net asset value normally will be computed as of the close of regular trading on the Exchange on each day during which the Exchange is open for trading. Orders received after the close of regular trading on the Exchange will receive the next day's net asset value. If the order has been placed by a member of the NASD, other than the Distributor, it is the responsibility of that member broker, rather than the Fund, to forward the purchase order to the Fund's transfer agent in Boston by the close of regular trading on the Exchange.

Share Certificates

         Due to the desire of Trust management to afford ease of redemption, certificates will not be issued to indicate ownership in the Fund.

Other Information

         If purchases or redemptions of Fund shares are arranged and settlement is made at the investor's election through a member of the NASD other than the Distributor, that member may, at its discretion, charge a fee for that service. The Board of Trustees and the Distributor, the Trust's principal underwriter, each has the right to limit the amount of purchases by, and to refuse to sell to, any person. The Trustees and the Distributor each may suspend or terminate the offering of shares of the Fund at any time.

         The Trust may issue shares of the Fund at net asset value in connection with any merger or consolidation with, or acquisition of the assets of, any investment company (or series thereof) or personal holding company, subject to the requirements of the 1940 Act.

                            EXCHANGES AND REDEMPTIONS

  (See "Exchanges and redemptions" and "Transaction information" in the Fund's prospectus.)

Exchanges

         Exchanges are comprised of a redemption from one Scudder fund and a purchase into another Scudder fund. The purchase side of the exchange may be either an additional investment into an existing or may involve opening a new account in another fund. When an exchange involves a new account, the new account will be established with the same registration, tax identification number, address, telephone redemption option SAIL ("Scudder Automated Information Line"), and dividend option as the existing account. Other features will not carry over automatically to the new account. Exchanges into a new fund account must be for a minimum of $1,000. When an exchange represents an additional investment into an existing account, the account receiving the exchange proceeds must have identical registration, tax identification number, address, and account options/features as the account of origin. Exchanges into an existing account must be for $100 or more. If the account receiving the exchange proceeds is different in any respect, the exchange request must be in writing and must contain a signature guarantee as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus.

         Exchange orders received before the close of regular trading on the Exchange on any business day ordinarily will be executed at respective net asset values determined on that day. Exchange orders received after the close will be executed on the following business day.

         Investors may also request, at no extra charge, to have exchanges automatically executed on a predetermined schedule from one Scudder fund to an existing account in another Scudder fund, at current net asset value, through Scudder's Automatic Exchange Program. Exchanges must be for a minimum of $50. Shareholders may add this free feature over the telephone or in writing. Automatic Exchanges will continue until the shareholder requests by telephone or in writing to have the feature removed, or until the originating account is depleted. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of the Automatic Exchange Program at any time.


         No commission is charged to the shareholder for any exchange described above. An exchange into another Scudder fund is a redemption of shares, and therefore may result in tax consequences (gain or loss) to the shareholder and the proceeds of such an exchange may be subject to backup withholding. (See "TAXES.")

         Investors currently receive the exchange privilege, including exchange by telephone, automatically without having to elect it. The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine. The Trust and the Transfer Agent each reserves the right to suspend or terminate the privilege of exchanging by telephone or fax at any time.


         The Scudder funds into which investors may make an exchange are listed under "The Scudder Family Of Funds" herein. Before making an exchange, shareholders should obtain a prospectus of the Scudder fund into which the exchange is being contemplated from the Distributor. Scudder retirement plans may have different exchange requirements. Please refer to appropriate plan literature.


Redemption by Telephone

         Shareholders currently receive the right automatically, without having to elect it, to redeem up to $50,000 to their address of record. Shareholders may also request to have the proceeds mailed or wired to their pre-designated bank account. In order to request redemptions by telephone, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account to which the redemption proceeds are to be sent.

               (a) NEW INVESTORS wishing to establish telephone redemption to a pre-designated bank account must complete the appropriate section on the application.

               (b) EXISTING SHAREHOLDERS (except those who are Scudder IRA, Scudder Pension and Profit Sharing, Scudder 401(k) and Scudder 403(b) Plan holders) who wish to establish telephone redemption to a pre-designated bank account or who want to change the bank account previously designated to receive redemption payments should either return a Telephone Redemption Option Form (available upon request) or send a letter identifying the account and specifying the exact information to be changed. The letter must be signed exactly as the shareholder's name(s) appear on the account. An original signature and an original signature guarantee are required for each person in whose name the account is registered.

         Telephone redemption is not available with respect to shares held in retirement accounts.

         If a request for redemption to a shareholder's bank account is made by telephone or fax, payment will be made by Federal Reserve Bank wire to the bank account designated on the application unless a request is made that the redemption check be mailed to the designated bank account. There will be a $5.00 charge for all wire redemptions.

            Note: Investors designating that a savings bank receive their telephone redemption proceeds are advised that if the savings bank is not a participant in the Federal Reserve System, redemption proceeds must be wired through a commercial bank which is a correspondent of the savings bank. As this may delay receipt by the shareholder's account, it is suggested that investors wishing to use a savings bank discuss wire procedures with their banks and submit any special wire transfer information with the telephone redemption authorization. If appropriate wire information is not supplied, redemption proceeds will be mailed to the designated bank.

         The Trust employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Trust does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Trust will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption By AutoSell

         Shareholders, whose predesignated bank account of record is a member of the Automated Clearing House Network (ACH) and who have elected to participate in the AutoSell program may sell shares of the Fund by telephone. To sell shares by AutoSell, shareholders should call before 4 p.m. eastern time. Redemptions must be for at least $250. Proceeds in the amount of your redemption will be transferred to your bank checking account two or three business days following your call. For requests received by the close of regular trading on the Exchange, shares will be redeemed at the net asset value per share calculated at the close of trading on the day of your call. AutoSell requests received after the close of regular trading on the Exchange will begin their processing and be redeemed at the net asset value calculated the following business day. AutoSell transactions are not available for Scudder IRA accounts and most other retirement plan accounts.

         In order to request redemptions by AutoSell, shareholders must have completed and returned to the Transfer Agent the application, including the designation of a bank account from which the purchase payment will be debited. New investors wishing to establish AutoSell may so indicate on the application. Existing shareholders who wish to add AutoSell to their account may do so by completing an AutoSell Enrollment Form. After sending in an enrollment form, shareholders should allow for 15 days for this service to be available.

         The Fund employs procedures, including recording telephone calls, testing a caller's identity, and sending written confirmation of telephone transactions, designed to give reasonable assurance that instructions communicated by telephone are genuine, and to discourage fraud. To the extent that the Fund does not follow such procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions. The Fund will not be liable for acting upon instructions communicated by telephone that it reasonably believes to be genuine.


Redemption by Mail or Fax

         In order to ensure proper authorization before redeeming shares, the Transfer Agent may request additional documents such as, but not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waivers of tax (required in some states when settling estates).


         It is suggested that shareholders holding shares registered in other than individual names contact the Transfer Agent prior to any redemptions to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, trust, fiduciary agent, attorney or partnership, the Transfer Agent requires, in addition to the stock power, certified evidence of authority to sign. These procedures are for the protection of shareholders and should be followed to ensure prompt payment. Redemption requests must not be conditional as to date or price of the redemption. Proceeds of a redemption will be sent within five days after receipt by the Transfer Agent of a request for redemption that complies with the above requirements. Delays in payment of more than seven business days of payment for shares tendered for repurchase or redemption may result, but only until the purchase check has cleared.

         The requirements for IRA redemptions are different from those of regular accounts. For more information call 1-800-225-5163.

Redemption-In-Kind

         The Trust reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase order by making payment in whole or in part in readily marketable securities chosen by the Fund and valued as they are for purposes of computing the Fund's net asset value (a redemption in kind). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities into cash. The Trust, on behalf of the Fund, has elected, however, to be governed by Rule 18f-1 under the 1940 Act as a result of which the Fund is obligated to redeem shares, with respect to any one shareholder during any 90 day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

Other Information


         If a shareholder redeems all shares in the account after the record date of a dividend, the shareholder will receive, in addition to the net asset value thereof, all declared but unpaid dividends thereon. The value of shares redeemed or repurchased may be more or less than the shareholder's cost depending on the net asset value at the time of redemption or repurchase. The Fund does not impose a redemption or repurchase charge although a wire charge may be applicable for redemption proceeds wired to an investor's bank account. Redemption of shares, including an exchange into another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and the proceeds of such redemptions may be subject to backup withholding. (See "Taxes.")

         Shareholders who wish to redeem shares from Special Plan Accounts should contact the employer, trustee or custodian of the Plan for the requirements.


         The determination of net asset value may be suspended at times and a shareholder's right to redeem shares and to receive payment may be suspended at times during which (a) the Exchange is closed, other than customary weekend and holiday closings, (b) trading on the Exchange is restricted for any reason, (c) an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (d) the SEC may by order permit such a suspension for the protection of the Trust's shareholders; provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b) or (c) exist.


         If transactions at any time reduce a shareholder's account balance in the Fund to below $1,000 in value, the Trust may notify the shareholder that, unless the account balance is brought up to at least $1,000, the Trust will redeem all shares and close the account by making payment to the shareholder. The shareholder has sixty days to bring the account balance up to $1,000 before any action will be taken by the Trust. (This policy applies to accounts of new shareholders, but does not apply to certain Special Plan Accounts.) The Trustees have the authority to change the minimum account size.

                    FEATURES AND SERVICES OFFERED BY THE FUND

             (See "Shareholder benefits" in the Fund's prospectus.)

The Pure No-Load(TM) Concept

         Investors are encouraged to be aware of the full ramifications of mutual fund fee structures, and of how Scudder distinguishes its funds from the vast majority of mutual funds available today. The primary distinction is between load and no-load funds.

         Load funds generally are defined as mutual funds that charge a fee for the sale and distribution of fund shares. There are three types of loads: front-end loads, back-end loads, and asset-based 12b-1 fees. 12b-1 fees are distribution-related fees charged against fund assets and are distinct from service fees, which are charged for personal services and/or maintenance of shareholder accounts. Asset-based sales charges and service fees are typically paid pursuant to distribution plans adopted under 12b-1 under the 1940 Act.

         A front-end load is a sales charge, which can be as high as 8.50% of the amount invested. A back-end load is a contingent deferred sales charge, which can be as high as 8.50% of either the amount invested or redeemed. The maximum front-end or back-end load varies, and depends upon whether or not a fund also charges a 12b-1 fee and/or a service fee or offers investors various sales-related services such as dividend reinvestment. The maximum charge for a 12b-1 fee is 0.75% of a fund's average annual net assets, and the maximum charge for a service fee is 0.25% of a fund's average annual net assets.


         A no-load fund does not charge a front-end or back-end load, but can charge a small 12b-1 fee and/or service fee against fund assets. Under the NASD Rules of Fair Practice, a mutual fund can call itself a "no-load" fund only if the 12b-1 fee and/or service fee does not exceed 0.25% of a fund's average annual net assets.


         Because Scudder funds do not pay any asset-based sales charges or service fees, Scudder developed and trademarked the phrase pure no-load(TM) to distinguish Scudder funds from other no-load mutual funds. Scudder pioneered the no-load concept when it created the nation's first no-load fund in 1928, and later developed the nation's first family of no-load mutual funds.

         The following chart shows the potential long-term advantage of investing $10,000 in a Scudder pure no-load fund over investing the same amount in a load fund that collects an 8.50% front-end load, a load fund that collects only a 0.75% 12b-1 and/or service fee, and a no-load fund charging only a 0.25% 12b-1 and/or service fee. The hypothetical figures in the chart show the value of an account assuming a constant 10% rate of return over the time periods indicated and reinvestment of dividends and distributions.

----------------------   ---------------------- ---------------------- ---------------------- ----------------------
                                Scudder                                                         No-Load Fund with
         YEARS            Pure No-Load(TM)Fund       8.50% Load Fund     Load Fund with 0.75%      0.25% 12b-1 Fee
                                                                             12b-1 Fee
----------------------   ---------------------- ---------------------- ---------------------- ----------------------

          10                     $25,937                $23,733                $24,222                $25,354
----------------------   ---------------------- ---------------------- ---------------------- ----------------------

          15                      41,772                 38,222                 37,698                 40,371
----------------------   ---------------------- ---------------------- ---------------------- ----------------------

          20                      67,275                 61,557                 58,672                 64,282
----------------------   ---------------------- ---------------------- ---------------------- ----------------------

         Investors are encouraged to review the fee tables on page 2 of the Fund's prospectus for more specific information about the rates at which management fees and other expenses are assessed.


Dividend and Capital Gain Distribution Options


         Investors have freedom to choose whether to receive cash or to reinvest any dividends from net investment income or distributions from realized capital gains in additional shares of the Fund. A change of instructions for the method of payment must be received by the Transfer Agent in writing at least five days prior to a dividend record date. Shareholders may change their dividend option either by calling 1-800-225-5163 or by sending written instructions to the Transfer Agent. Please include your account number with your request. See "How to contact Scudder" in the Prospectus for the address. Shareholders who have authorized telephone transactions may change their dividend option by calling 1-800-225-5163.

         Reinvestment is usually made at the closing net asset value determined on the business day following the record date. Investors may leave standing instructions with the Transfer Agent designating their option for either reinvestment or cash distribution of any income dividends or capital gains distributions. If no election is made, dividends and distributions will be invested in additional shares of the Fund.

         Investors may also have dividends and distributions automatically deposited to their predesignated bank account through Scudder's DistributionsDirect Program. Shareholders who elect to participate in the DistributionsDirect Program, and whose predesignated checking account of record is with a member bank of the Automated Clearing House Network (ACH) can have income and capital gain distributions automatically deposited to their personal bank account usually within three business days after the Fund pays its distribution. A DistributionsDirect request form can be obtained by calling 1-800-225-5163. Confirmation statements will be mailed to shareholders as notification that distributions have been deposited.

         Investors choosing to participate in Scudder's Automatic Investment Withdrawal Plan must reinvest any dividends or capital gains. For most retirement plan accounts, the reinvestment of dividends and capital gains is also required.

Diversification

         An investment in the Fund represents an interest in a large, diversified portfolio of carefully selected securities. Diversification may protect the shareholder against the possible risks associated with concentrating in fewer securities or in a specific market sector.

Scudder Funds Centers


         Investors may visit any of the Fund Centers maintained by the Distributor and listed in the Fund's prospectus. The Centers are designed to provide individuals with services during any business day. Investors may pick up literature or obtain assistance with opening an account, adding monies or special options to existing accounts, making exchanges within the Scudder Family of Funds, redeeming shares or opening retirement plans. Checks should not be mailed to the Centers but to "The Scudder Funds" at the address listed under "How to contact Scudder" in the prospectus.


Reports to Shareholders


         The Fund issues shareholders financial statements examined by independent accountants on a semiannual basis and audited annually. These include a list of investments held and statements of assets and liabilities, operations, changes in net assets and supplementary information for the Fund. The Fund presently intends to distribute to shareholders informal quarterly reports during the intervening quarters, containing certain performance and investment highlights of the Fund.


Transaction Summaries

         Annual summaries of all transactions in each Fund account are available to shareholders. The summaries may be obtained by calling 1-800-225-5163.

                           THE SCUDDER FAMILY OF FUNDS

        (See Investment products and services" in the Fund's prospectus.)

         The Scudder Family of Funds is America's first family of mutual funds and the nation's oldest family of no-load mutual funds. To assist investors in choosing a Scudder fund, descriptions of the Scudder funds' objectives follow. Initial purchases in each Scudder fund must be at least $1,000 or $500 in the case of IRAs. Subsequent purchases must be for $100 or more. Minimum investments for special plan accounts may be lower.

MONEY MARKET

         Scudder Cash Investment Trust ("SCIT") seeks to maintain the stability of capital, and consistent therewith, to maintain the liquidity of capital and to provide current income through investment in a supervised portfolio of short-term debt securities. SCIT intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder U.S. Treasury Money Fund seeks to provide safety, liquidity and stability of capital and consistent therewith to provide current income through investment in a supervised portfolio of U.S. Government and U.S. Government guaranteed obligations with maturities of not more than 762 calendar days. The Fund intends to seek to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

INCOME

         Scudder Emerging Markets Income Fund seeks to provide high current income and, secondarily, long-term capital appreciation through investments primarily in high-yielding debt securities issued in emerging markets.


         Scudder Global Bond Fund seeks to provide total return with an emphasis on current income by investing primarily in high-grade bonds denominated in foreign currencies and the U.S. dollar. As a secondary objective, the Fund will seek capital appreciation.


         Scudder GNMA Fund seeks to provide investors with high current income from a portfolio of high-quality GNMA securities.

         Scudder Income Fund seeks to earn a high level of income consistent with the prudent investment of capital through a flexible investment program emphasizing high-grade bonds.

         Scudder International Bond Fund seeks to provide income from a portfolio of high-grade bonds denominated in foreign currencies. As a secondary objective, the Fund seeks protection and possible enhancement of principal value by actively managing currency, bond market and maturity exposure and by security selection.

         Scudder Short Term Bond Fund seeks to provide a higher and more stable level of income than is normally provided by money market investments, and more price stability than investments in intermediate- and long-term bonds.

         Scudder Zero Coupon 2000 Fund seeks to provide as high an investment return over a selected period as is consistent with the minimization of reinvestment risks through investments primarily in zero coupon securities.


TAX FREE MONEY MARKET

         Scudder Tax Free Money Fund ("STFMF") is designed to provide investors with income exempt from regular federal income tax while seeking stability of principal. STFMF seeks to maintain a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

         Scudder California Tax Free Money Fund* is designed to provide California taxpayers income exempt from California state and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

--------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder New York Tax Free Money Fund* is designed to provide New York taxpayers income exempt from New York state, New York City and regular federal income taxes, and seeks stability of capital and the maintenance of a constant net asset value of $1.00 per share, although in certain circumstances this may not be possible.

TAX FREE

         Scudder High Yield Tax Free Fund seeks to provide high income which is exempt from regular federal income tax by investing in investment-grade municipal securities.

         Scudder Limited Term Tax Free Fund seeks to provide as high a level of income exempt from regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Managed Municipal Bonds seeks to provide income which is exempt from regular federal income tax primarily through investments in long-term municipal securities with an emphasis on high quality.

         Scudder Medium Term Tax Free Fund seeks to provide a high level of income free from regular federal income taxes and to limit principal fluctuation by investing in high-grade municipal securities of intermediate maturities.

         Scudder California Tax Free Fund* seeks to provide income exempt from both California and regular federal income taxes through the professional and efficient management of a portfolio consisting of California state, municipal and local government obligations.

         Scudder Massachusetts Limited Term Tax Free Fund* seeks to provide as high a level of income exempt from Massachusetts personal and regular federal income tax as is consistent with a high degree of principal stability.

         Scudder Massachusetts Tax Free Fund* seeks to provide income exempt from both Massachusetts and regular federal income taxes through the professional and efficient management of a portfolio consisting of Massachusetts state, municipal and local government obligations.

         Scudder New York Tax Free Fund* seeks to provide income exempt from New York state, New York City and regular federal income taxes through the professional and efficient management of a portfolio consisting of investments in New York state, municipal and local government obligations.

         Scudder Ohio Tax Free Fund* seeks to provide income exempt from both Ohio and regular federal income taxes through the professional and efficient management of a portfolio consisting of Ohio state, municipal and local government obligations.

         Scudder Pennsylvania Tax Free Fund* seeks to provide income exempt from both Pennsylvania and regular federal income taxes through a portfolio consisting of Pennsylvania state, municipal and local government obligations.

GROWTH AND INCOME

         Scudder Balanced Fund seeks to provide a balance of growth and income, as well as long-term preservation of capital, from a diversified portfolio of equity and fixed income securities.

--------------------------------------
* These funds are not available for sale in all states. For information, contact Scudder Investor Services, Inc.

         Scudder Growth and Income Fund seeks to provide long-term growth of capital, current income, and growth of income through a portfolio invested primarily in common stocks and convertible securities by companies which offer the prospect of growth of earnings while paying current dividends.

GROWTH

         Scudder Capital Growth Fund seeks to maximize long-term growth of capital through a broad and flexible investment program emphasizing common stocks.

         Scudder Development Fund seeks to achieve long-term growth of capital primarily through investments in marketable securities, principally common stocks, of relatively small or little-known companies which in the opinion of management have promise of expanding their size and profitability or of gaining increased market recognition for their securities, or both.

         Scudder Global Fund seeks long-term growth of capital primarily through a diversified portfolio of marketable equity securities selected on a worldwide basis. It may also invest in debt securities of U.S. and foreign issuers. Income is an incidental consideration.

         Scudder   Global  Small  Company  Fund  seeks   above-average   capital
         appreciation over the long term by investing primarily in the equity securities of small companies located throughout the world.

         Scudder Gold Fund seeks maximum return (principal change and income) consistent with investing in a portfolio of gold-related equity securities and gold.

         Scudder Greater Europe Growth Fund seeks long-term growth of capital through investments primarily in the equity securities of European companies.

         Scudder International Fund seeks long-term growth of capital through investment principally in a diversified portfolio of marketable equity securities selected primarily to permit participation in non-U.S. companies and economies with prospects for growth. It also invests in fixed-income securities of foreign governments and companies, with a view toward total investment return.

         Scudder  Latin  America  Fund  seeks  to  provide   long-term   capital
         appreciation through investment primarily in the securities of Latin American issuers.

         Scudder Pacific Opportunities Fund seeks long-term growth of capital through investment primarily in the equity securities of Pacific Basin companies, excluding Japan.

         Scudder Quality Growth Fund seeks to provide long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S.
         growth companies.


         Scudder Small Company Value Fund invests for long-term growth of capital by seeking out undervalued stocks of small U.S. companies.


         Scudder Value Fund seeks long-term growth of capital through investment in undervalued equity securities.

         The Japan Fund, Inc. seeks capital appreciation through investment in Japanese securities, primarily in common stocks of Japanese companies.


         The net asset values of most Scudder Funds can be found daily in the "Mutual Funds" section of The Wall Street Journal under "Scudder Funds," and in other leading newspapers throughout the country. Investors will notice the net asset value and offering price are the same, reflecting the fact that no sales commission or "load" is charged on the sale of shares of the Scudder Funds. The latest seven-day yields for the money-market funds can be found every Monday and Thursday in the "Money-Market Funds" section of The Wall Street Journal. This information also may be obtained by calling the Scudder Automated Information Line (SAIL) at 1-800-343-2890.


         The Scudder Family of Funds offers many conveniences and services, including: active professional investment management; broad and diversified investment portfolios; pure no-load funds with no commissions to purchase or redeem shares or Rule 12b-1 distribution fees; individual attention from a service representative of Scudder Investor Relations; easy telephone exchanges into other Scudder funds; shares redeemable at net asset value at any time.


                              SPECIAL PLAN ACCOUNTS

         (See "Scudder tax-advantaged retirement plans," "Purchases--By
          Automatic Investment Plan" and "Exchanges and redemptions--By
              Automatic Withdrawal Plan" in the Fund's prospectus.)


         Detailed information on any Scudder investment plan, including the applicable charges, minimum investment requirements and disclosures made pursuant to Internal Revenue Service ("IRS") requirements, may be obtained by contacting Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110-4103 or by calling toll free, 1-800-225-2470. It is advisable for an investor considering the funding of the investment plans described below to consult with an attorney or other investment or tax adviser with respect to the suitability requirements and tax aspects thereof.


         Shares of the Fund may also be a permitted investment under profit sharing and pension plans and IRA's other than those offered by the Fund's distributor depending on the provisions of the relevant plan or IRA.

         None of the plans assures a profit or guarantees protection against depreciation, especially in declining markets.

Scudder Retirement Plans:  Profit-Sharing and Money Purchase
Pension Plans for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder Profit-Sharing Plan (including a version of the Plan which includes a cash-or-deferred feature) or a Scudder Money Purchase Pension Plan (jointly referred to as the Scudder Retirement Plans) adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietorships and partnerships), or other qualifying organization. Each of these forms was approved by the IRS as a prototype. The IRS's approval of an employer's plan under Section 401(a) of the Internal Revenue Code will be greatly facilitated if it is in such approved form. Under certain circumstances, the IRS will assume that a plan, adopted in this form, after special notice to any employees, meets the requirements of Section 401(a) of the Internal Revenue Code.

Scudder 401(k): Cash or Deferred Profit-Sharing Plan for Corporations and Self-Employed Individuals

         Shares of the Fund may be purchased as the investment medium under a plan in the form of a Scudder 401(k) Plan adopted by a corporation, a self-employed individual or a group of self-employed individuals (including sole proprietors and partnerships), or other qualifying organization. This plan has been approved as a prototype by the IRS.

Scudder IRA:  Individual Retirement Account

         Shares of the Fund may be purchased as the underlying investment for an Individual Retirement Account which meets the requirements of Section 408(a) of the Internal Revenue Code.

         A single individual who is not an active participant in an employer-maintained retirement plan, a simplified employee pension plan, or a tax-deferred annuity program (a "qualified plan"), and a married individual who is not an active participant in a qualified plan and whose spouse is also not an active participant in a qualified plan, are eligible to make tax deductible contributions of up to $2,000 to an IRA prior to the year such individual attains age 70 1/2. In addition, certain individuals who are active participants in qualified plans (or who have spouses who are active participants) are also eligible to make tax-deductible contributions to an IRA; the annual amount, if any, of the contribution which such an individual will be eligible to deduct will be determined by the amount of his, her, or their adjusted gross income for the year. Whenever the adjusted gross income limitation prohibits an individual from contributing what would otherwise be the maximum tax-deductible contribution he or she could make, the individual will be eligible to contribute the difference to an IRA in the form of nondeductible contributions.

         An eligible individual may contribute as much as $2,000 of qualified income (earned income or, under certain circumstances, alimony) to an IRA each year (up to $2,250 for married couples if one spouse has earned income of no more than $250). All income and capital gains derived from IRA investments are reinvested and compound tax-deferred until distributed. Such tax-deferred compounding can lead to substantial retirement savings.

         The table below shows how much individuals would accumulate in a fully tax-deductible IRA by age 65 (before any distributions) if they contribute $2,000 at the beginning of each year, assuming average annual returns of 5, 10, and 15%. (At withdrawal, accumulations in this table will be taxable.)

                                     Value of IRA at Age 65
                         Assuming $2,000 Deductible Annual Contribution

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                       Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $253,680                   $973,704                $4,091,908
            35                       139,522                    361,887                   999,914
            45                        69,439                    126,005                   235,620
            55                        26,414                     35,062                    46,699

         This next table shows how much individuals would accumulate in non-IRA accounts by age 65 if they start with $2,000 in pretax earned income at the beginning of each year (which is $1,380 after taxes are paid), assuming average annual returns of 5, 10 and 15%. (At withdrawal, a portion of the accumulation in this table will be taxable.)

                                  Value of a Non-IRA Account at
                           Age 65 Assuming $1,380 Annual Contributions
                         (post tax, $2,000 pretax) and a 31% Tax Bracket

---------------------------- ------------------------- -------------------------- -------------------------
         Starting
          Age of                                       Annual Rate of Return
                             ------------------------------------------------------------------------------
       Contributions                    5%                        10%                       15%
---------------------------- ------------------------- -------------------------- -------------------------
            25                      $119,318                   $287,021                  $741,431
            35                        73,094                    136,868                   267,697
            45                        40,166                     59,821                    90,764
            55                        16,709                     20,286                    24,681

Scudder 403(b) Plan

         Shares of the Fund may also be purchased as the underlying investment for tax sheltered annuity plans under the provisions of Section 403(b)(7) of the Internal Revenue Code. In general, employees of tax-exempt organizations described in Section 501(c)(3) of the Internal Revenue Code (such as hospitals, churches, religious, scientific, or literary organizations and educational institutions) or a public school system are eligible to participate in a 403(b) plan.

Automatic Withdrawal Plan


         Non-retirement plan shareholders may establish an Automatic Withdrawal Plan to receive monthly, quarterly or periodic redemptions from his or her account for any designated amount of $50 or more. Payments are mailed at the end of each month. The check amounts may be based on the redemption of a fixed dollar amount, fixed share amount, percent of account value or declining balance. The Plan provides for income dividends and capital gains distributions, if any, to be reinvested in additional shares. Shares are then liquidated as necessary to provide for withdrawal payments. Since the withdrawals are in amounts selected by the investor and have no relationship to yield or income, payments received cannot be considered as yield or income on the investment and the resulting liquidations may deplete or possibly extinguish the initial investment. Requests for increases in withdrawal amounts or to change payee must be submitted in writing, signed exactly as the account is registered and contain signature guarantee(s) as described under "Transaction information--Redeeming shares--Signature guarantees" in the Fund's prospectus. Any such requests must be received by the Fund's transfer agent by the 15th of the month in which such change is to take effect. An Automatic Withdrawal Plan may be terminated at any time by the shareholder, the Trust or its agent on written notice, and will be terminated when all shares of the Fund under the Plan have been liquidated or upon receipt by the Trust of notice of death of the shareholder.


         An Automatic Withdrawal Plan request form can be obtained by calling 1-800-225-5163.

Group or Salary Deduction Plan

         An investor may join a Group or Salary Deduction Plan where satisfactory arrangements have been made with Scudder Investor Services, Inc. for forwarding regular investments through a single source. The minimum annual investment is $240 per investor which may be made in monthly, quarterly, semiannual or annual payments. The minimum monthly deposit per investor is $20. Except for trustees or custodian fees for certain retirement plans, at present there is no separate charge for maintaining group or salary deduction plans; however, the Trust and its agents reserve the right to establish a maintenance charge in the future depending on the services required by the investor.

         The Trust reserves the right, after notice has been given to the shareholder, to redeem and close a shareholder's account in the event that the shareholder ceases participating in the group plan prior to investment of $1,000 per individual or in the event of a redemption which occurs prior to the accumulation of that amount or which reduces the account value to less than $1,000 and the account value is not increased to $1,000 within a reasonable time after notification. An investor in a plan who has not purchased shares for six months shall be presumed to have stopped making payments under the plan.

Automatic Investment Plan

         Shareholders may arrange to make periodic investments through automatic deductions from checking accounts by completing the appropriate form and providing the necessary documentation to establish this service. The minimum investment is $50.

         [The Automatic Investment Plan involves an investment strategy called dollar cost averaging. Dollar cost averaging is a method of investing whereby a specific dollar amount is invested at regular intervals. By investing the same dollar amount each period, when shares are priced low the investor will purchase more shares than when the share price is higher. Over a period of time this investment approach may allow the investor to reduce the average price of the shares purchased. However, this investment approach does not assure a profit or protect against loss. This type of regular investment program may be suitable for various investment goals such as, but not limited to, college planning or saving for a home.]

Uniform Transfers/Gifts to Minors Act


         Grandparents, parents or other donors may set up custodian accounts for minors. The minimum initial investment is $1,000 unless the donor agrees to continue to make regular share purchases for the account through Scudder's Automatic Investment Plan. In this case, the minimum initial investment is $500.

         The Trust reserves the right, after notice has been given to the shareholder and custodian, to redeem and close a shareholder's account in the event that regular investments to the account cease before the $1,000 minimum is reached.



                    DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS

          (See "Distribution and performance information--Dividends and capital gains distributions" in the Fund's prospectus.)

         The Fund intends to follow the practice of distributing substantially all of its investment company taxable income which includes any excess of net realized short-term capital gains over net realized long-term capital losses. The Fund may follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. However, if it appears to be in the best interest of the Fund and its shareholders, the Fund may retain all or part of such gain for reinvestment, after paying the related federal taxes for which shareholders may then be able to claim a credit against their federal tax liability. If the Fund does not distribute the amount of capital gain and/or net investment income required to be distributed by an excise tax provision of the Internal Revenue Code, the Fund may be subject to that excise tax. In certain circumstances, the Fund may determine that it is in the interest of shareholders to distribute less than the required amount. (See "TAXES.")

         The Fund intends to distribute investment company taxable income in December each year. The Fund intends to declare in December any net realized capital gains resulting from its investment activity. The Fund intends to distribute the December dividends and capital gains either in December or in the following January. Any dividends or capital gains distributions declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Additional distributions may be made if necessary. Both types of distributions will be made in shares of the Fund and confirmations will be mailed to each shareholder unless a shareholder has elected to receive cash, in which case a check will be sent.

                             PERFORMANCE INFORMATION

                       (See "Distribution and performance
                      information--Performance information"
                           in the Fund's prospectus.)

     From time to time, quotations of the Fund's performance may be included in advertisements, sales literature or reports to shareholders or prospective investors. These performance figures are calculated in the following manners:

Average Annual Total Return

         Average annual total return is the average annual compound rate of return for periods of one year, five years, and ten years (or such shorter periods as may be applicable dating from the commencement of the Fund's operations), all ended on the last day of a recent calendar quarter. Average annual total return quotations reflect changes in the price of the Fund's shares and assume that all dividends and capital gains distributions during the respective periods were reinvested in Fund shares. Average annual total return is calculated by computing the average annual compound rates of return of a hypothetical investment over such periods according to the following formula (average annual total return is then expressed as a percentage):

                                       T = (ERV/P)^1/n - 1
         Where:

                   T        =       average annual total return
                   P        =       a hypothetical initial investment of $1,000
                   n        =       number of years
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.

       Average Annual Total Return for the periods ended October 31, 1995


                   One Year             Life of the Fund (1)


                   0.39%                      _____%


         (1)  For the period from May 15, 1991, commencement of operations.


         If the Adviser had not maintained the Fund's expenses, the average annual total return for one year and the life of the Fund would have been approximately 0.39% and _____%, respectively.


         As described above, average annual total return is based on historical earnings and is not intended to indicate future performance. Average annual total return for the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         In connection with communicating its average annual total return to current or prospective shareholders, the Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

Cumulative Total Return

         Cumulative total return is the cumulative rate of return on a hypothetical initial investment of $1,000 for a specified period. Cumulative total return quotations reflect changes in the price of a Fund's shares and assume that all dividends and capital gains distributions during the period were reinvested in Fund shares. Cumulative total return is calculated by computing the cumulative rates of return of a hypothetical investment over such periods, according to the following formula (cumulative total return is then expressed as a percentage):

                                          C = (ERV/P)-1
         Where:

                   C        =       Cumulative total return
                   P        =       a hypothetical initial investment of $1,000
                   ERV      =       ending redeemable value: ERV is the value,
                                    at the end of the applicable period, of a hypothetical $1,000 investment made at the beginning of the applicable period.


         Cumulative Total Return for the periods ended October 31, 1995


                    One Year             Life of the Fund (1)


                    0.39%                      _____%


         (1)  For the period from May 15, 1991, commencement of operations.


         If the Adviser had not maintained the Fund's expenses, the cumulative total return for one year and the life of the Fund would have been approximately 0.39% and _____%, respectively.


Total Return

         Total return is the rate of return on an investment for a specified period of time calculated in the same manner as cumulative total return.

Capital Change

         Capital change measures the return from invested capital including reinvested capital gains distributions. Capital change does not include the reinvestment of income dividends.

         Quotations of the Fund's performance are based on historical earnings and show the performance of a hypothetical investment and are not intended to indicate future performance of the Fund. An investor's shares when redeemed may be worth more or less than their original cost. Performance of the Fund will vary based on changes in market conditions and the level of the Fund's expenses.

         Because some of the Fund's investments are denominated in foreign currencies, the strength or weakness of the U.S. dollar against these currencies may account for part of the Fund's investment performance. Information on the value of the dollar versus foreign currencies may be used from time to time in advertisements concerning the Fund. Such historical information is not indicative of future performance.

Performance Indices

         The Fund's performance will, from time to time, be compared to the percentage changes of unmanaged performance indices. Such indices will include the Dow Jones Industrial Average ("DJIA"), S&P 500 and the Consumer Price Index ("CPI"). The DJIA and S&P 500 are unmanaged indices widely regarded as representative of the equity market in general. The CPI is a commonly used measure of inflation.

Comparison of Fund Performance

         A comparison of the quoted non-standard performance offered for various investments is valid only if performance is calculated in the same manner. Since there are different methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of the Fund with performance quoted with respect to other investment companies or types of investments.

         In  connection  with   communicating  its  performance  to  current  or
prospective shareholders, the Fund also may compare these figures to the performance of unmanaged indices which may assume reinvestment of dividends or interest but generally do not reflect deductions for administrative and management costs. Examples include, but are not limited to the Dow Jones
Industrial Average, the Consumer Price Index, Standard & Poor's 500 Composite Stock Price Index (S&P 500), the NASDAQ OTC Composite Index, the NASDAQ Industrials Index, the Russell 2000 Index, and statistics published by the Small Business Administration.

         From time to time, in advertising and marketing literature, this Fund's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. ("ICD"), Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), Morningstar, Inc., Value Line Mutual Fund Survey and other independent organizations. When these organizations' tracking results are used, the Fund will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk. For instance, a Scudder growth fund will be compared to funds in the growth fund category; a Scudder income fund will be compared to funds in the income fund category; and so on. Scudder funds (except for money market funds) may also be compared to funds with similar volatility, as measured statistically by independent organizations.

         From time to time, in marketing and other Fund literature, Trustees and officers of the Fund, the Fund's portfolio manager, or members of the portfolio management team may be depicted and quoted to give prospective and current shareholders a better sense of the outlook and approach of those who manage the Fund. In addition, the amount of assets that the Adviser has under management in various geographical areas may be quoted in advertising and marketing materials.

         The Fund may be advertised as an investment choice in Scudder's college planning program. The description may contain illustrations of projected future college costs based on assumed rates of inflation and examples of hypothetical fund performance, calculated as described above.

         Statistical and other information, as provided by the Social Security Administration, may be used in marketing materials pertaining to retirement planning in order to estimate future payouts of social security benefits. Estimates may be used on demographic and economic data.

         Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" which compares the Fund to other Scudder funds or broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

         Because bank products guarantee the principal value of an investment and money market funds seek stability of principal, these investments are considered to be less risky than investments in either bond or equity funds, which may involve the loss of principal. However, all long-term investments, including investments in bank products, may be subject to inflation risk, which is the risk of erosion of the value of an investment as prices increase over a long time period. The risks/returns associated with an investment in bond or equity funds depend upon many factors. For bond funds these factors include, but are not limited to, a fund's overall investment objective, the average portfolio maturity, credit quality of the securities held, and interest rate movements. For equity funds, factors include a fund's overall investment objective, the types of equity securities held and the financial position of the issuers of the securities. The risks/returns associated with an investment in international bond or equity funds also will depend upon currency exchange rate fluctuation.

         A risk/return spectrum generally will position the various investment categories in the following order: bank products, money market funds, bond funds and equity funds. Shorter-term bond funds generally are considered less risky and offer the potential for less return than longer-term bond funds. The same is true of domestic bond funds relative to international bond funds, and bond funds that purchase higher quality securities relative to bond funds that purchase lower quality securities. Growth and income equity funds are generally considered to be less risky and offer the potential for less return than growth funds. In addition, international equity funds usually are considered more risky than domestic equity funds but generally offer the potential for greater return.

         Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities.


Scudder's Theme: Build Create Provide. Marketing and fund literature may refer to Scudder's theme: "Build Create Provide." This theme intends to encapsulate the composition of a sound investment philosophy, one through which Scudder can help provide investors appropriate avenues for pursuing dreams. Individuals recognize the need to build investment plans that are suitable and directed at achieving one's financial goals. The desired result from planning and a long-term commitment to it is the ability to build wealth over time. While there are no guarantees in the pursuit of wealth through investing, Scudder believes that a sound investment plan can enhance one's ability to achieve financial goals that are clearly defined and appropriately approached. Wealth, while a relative term, may be defined as the freedom to provide for those interests which you hold most important -- your family, future, and/or your community.

         Evaluation of Fund performance or other relevant statistical information made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about this Fund. Sources for Fund performance information and articles about the Fund include the following:


American Association of Individual Investors' Journal, a monthly publication of the AAII that includes articles on investment analysis techniques.

Asian Wall Street Journal, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

Banxquote, an on-line source of national averages for leading money market and bank CD interest rates, published on a weekly basis by Masterfund, Inc. of Wilmington, Delaware.

Barron's, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

Business Week, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA Investment Technologies, Inc., an organization which provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indices.

Consumer Digest, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

Financial Times, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

Financial World, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

Forbes, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

Fortune, a national business publication that periodically rates the performance of a variety of mutual funds.

The Frank Russell Company, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

Global  Investor,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

IBC/Donoghue's Money Fund Report, a weekly publication of the Donoghue Organization, Inc., of Holliston, Massachusetts, reporting on the performance of the nation's money market funds, summarizing money market fund activity and including certain averages as performance benchmarks, specifically "Donoghue's Money Fund Average," and "Donoghue's Government Money Fund Average."

Ibbotson Associates, Inc., a company specializing in investment research and data.

Investment Company Data, Inc., an independent organization which provides performance ranking information for broad classes of mutual funds.

Investor's Daily, a daily newspaper that features financial, economic, and business news.

Kiplinger's Personal Finance Magazine, a monthly investment advisory publication that periodically features the performance of a variety of securities.

Lipper Analytical Services, Inc.'s Mutual Fund Performance Analysis, a weekly publication of industry-wide mutual fund averages by type of fund.

Money, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

Morgan Stanley International, an integrated investment banking firm that compiles statistical information.

Mutual Fund Values,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

The New York Times, a nationally distributed newspaper which regularly covers financial news.

The No-Load Fund Investor, a monthly newsletter, published by Sheldon Jacobs, that includes mutual fund performance data and recommendations for the mutual fund investor.

No-Load Fund*X, a monthly newsletter, published by DAL Investment Company, Inc., that reports on mutual fund performance, rates funds and discusses investment strategies for the mutual fund investor.

Personal Investing News, a monthly news publication that often reports on investment opportunities and market conditions.

Personal Investor, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indices and portfolio holdings.

Smart Money, a national personal finance magazine published monthly by Dow Jones and Company, Inc. and The Hearst Corporation. Focus is placed on ideas for investing, spending and saving.

Success, a monthly magazine targeted to the world of entrepreneurs and growing business, often featuring mutual fund performance data.

United Mutual Fund Selector, a semi-monthly investment newsletter, published by Babson United Investment Advisors, that includes mutual fund performance data and reviews of mutual fund portfolios and investment strategies.

USA Today, a leading national daily newspaper.


U.S. News and World Report, a national news weekly that periodically reports mutual fund performance data.

Value Line Mutual Fund Survey, an independent organization that provides biweekly performance and other information on mutual funds.

The Wall Street Journal, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.


Wiesenberger Investment Companies Services, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records and price ranges.

Working Woman, a monthly publication that features a "Financial Workshop" section reporting on the mutual fund/financial industry.

Worth, a national publication put out 10 times per year by Capital Publishing Company, a subsidiary of Fidelity Investments. Focus is placed on personal financial journalism.

                                FUND ORGANIZATION

               (See "Fund organization" in the Fund's prospectus.)

         The Fund is a series of Scudder Investment Trust, a Massachusetts business trust established under a Declaration of Trust dated September 20, 1984, as amended. The name of the Trust was changed, effective May 15, 1991, from Scudder Growth and Income Fund.

         The Trust's authorized capital consists of an unlimited number of shares of beneficial interest, par value $0.01 per share. The Trust's shares are currently divided into two series, Scudder Quality Growth Fund and Scudder Growth and Income Fund. The Trustees of the Trust have the authority to issue additional series of shares. Each share of each Fund has equal rights with each other share of that Fund as to voting, dividends and liquidation. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in each Fund's prospectus.

         The assets of the Trust received for the issue or sale of the shares of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with a proportionate share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series may in some circumstances be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holders to one vote per share; however, separate votes are taken by each series on matters affecting that individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Additionally, approval of the investment advisory agreement is a matter to be determined separately by each series.


         The Trustees, in their discretion, may authorize the division of shares of the Fund (or shares of a series) into different classes, permitting shares of different classes to be distributed by different methods. Although shareholders of different classes of a series would have an interest in the same portfolio of assets, shareholders of any subsequently created classes may bear different expenses in connection with different methods of distribution of their classes. The Trustees have no present intention of taking the action necessary to effect the division of shares into separate classes, nor of changing the method of distribution of shares of the Fund.


         The Declaration of Trust provides that obligations of the Fund are not binding upon the Trustees individually but only upon the property of the Fund, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Fund except if it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Fund. However, nothing in the Declaration of Trust protects or indemnifies a Trustee or officer against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

                               INVESTMENT ADVISER

     (See "Fund organization--Investment adviser" in the Fund's prospectus.)

         Scudder, Stevens & Clark, Inc., an investment counsel firm, acts as investment adviser to the Fund. This organization is one of the most experienced investment management firms in the U.S. It was established in 1919 and pioneered the practice of providing investment counsel to individual clients on a fee basis. In 1928 it introduced the first no-load mutual fund to the public. In 1953 Scudder introduced Scudder International Fund, Inc., the first mutual fund available in the U.S. investing internationally in securities of issuers in several foreign countries. The firm reorganized from a partnership to a corporation on June 28, 1985.


         The principal source of the Adviser's income is professional fees received from providing continuous investment advice, and the firm derives no income from brokerage or underwriting of securities. Today, it provides investment counsel for many individuals and institutions, including insurance companies, colleges, industrial corporations, and financial and banking organizations. In addition, it manages Montgomery Street Income Securities, Inc., Scudder California Tax Free Trust, Scudder Cash Investment Trust, Scudder Equity Trust, Scudder Fund, Inc., Scudder Funds Trust, Scudder Global Fund, Inc., Scudder GNMA Fund, Scudder Portfolio Trust, Scudder Institutional Fund, Inc., Scudder International Fund, Inc., Scudder Investment Trust, Scudder Municipal Trust, Scudder Mutual Funds, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., Scudder Securities Trust, Scudder State Tax Free Trust, Scudder Tax Free Money Fund, Scudder Tax Free Trust, Scudder U.S. Treasury Money Fund, Scudder Variable Life Investment Fund, Scudder World Income Opportunities Fund, Inc., The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Japan Fund, Inc. and The Latin America Dollar Income Fund, Inc. Some of the foregoing companies or trusts have two or more series.

         The Adviser also provides investment advisory services to the mutual funds which comprise the AARP Investment Program from Scudder. The AARP Investment Program from Scudder has assets over $12 billion and includes the AARP Growth Trust, AARP Income Trust, AARP Tax Free Income Trust and AARP Cash Investment Funds.

         Institutional assets managed by the Adviser using a quality growth investment approach exceeded $___ billion as of September 31, 1995.

International Investment Experience. The Adviser has been a leader in international investment management for over forty years. In addition to Scudder International Fund, Inc., which was incorporated in Canada in 1953 as the first foreign investment company registered with the SEC, the Adviser's investment company clients include Scudder Global Income Fund, and Scudder Short Term Global Income Fund, which invest worldwide, Scudder Greater Europe Growth Fund, which invests primarily in the equity securities of European companies, Scudder International Bond Fund, which invests internationally, Scudder Latin America Fund, which invests in Latin American issuers, and The Japan Fund, Inc., which invests primarily in securities of Japanese companies. The Adviser also manages the assets of eight New York Stock Exchange traded closed-end investment companies investing in foreign securities: The Argentina Fund, Inc., The Brazil Fund, Inc., The First Iberian Fund, Inc., The Korea Fund, Inc., The Latin America Dollar Income Fund, Inc., Scudder New Asia Fund, Inc., Scudder New Europe Fund, Inc., and Scudder World Income Opportunities Fund, Inc. Assets of the Adviser's international investment company clients totaled more than $20 billion as of December 31, 1995.


         The Adviser utilizes its international investment experience when evaluating foreign accounting practices such as those which may be used by the issuers of the foreign securities in which the Fund may invest.

         The Adviser maintains a large research department, which conducts continuous studies of the factors that affect the position of various industries, companies and individual securities. In this work, the Adviser utilizes certain reports and statistics from a wide variety of sources, including brokers and dealers who may execute portfolio transactions for the Fund and other clients of the Adviser, but conclusions are based primarily on investigations and critical analyses by its own research specialists.

         Certain investments may be appropriate for the Fund and also for other clients advised by the Adviser. Investment decisions for the Fund and other clients are made with a view toward achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In addition, purchases or sales of the same security may be made for two or more clients on the same date. In such event, such transactions will be allocated among the clients in a manner believed by the Adviser to be equitable to each. In some cases, this procedure could have an adverse effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the Adviser in the interest of achieving the most favorable net results to the Fund.

         The Investment Management Agreement (the "Agreement") between the Trust, on behalf of Scudder Quality Growth Fund, and the Adviser was last approved by the Trustees on August 9, 1994 and by a majority of the Fund's shareholders on May 12, 1992. The Agreement is dated May 9, 1991 and will continue in effect until September 30, 1995 and from year to year thereafter only if its continuance is approved annually by the vote of a majority of those Trustees who are not parties to such Agreement or interested persons of the Adviser or the Trust, cast in person at a meeting called for the purpose of voting on such approval, and by a majority vote either of the Trustees or of the outstanding voting securities of the Fund. The Agreement may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminates in the event of its assignment.

         Under the Agreement, the Adviser provides the Fund with continuing investment management for the Fund's portfolio consistent with the Fund's investment objectives, policies and restrictions and determines which securities shall be purchased for the portfolio of the Fund, which portfolio securities shall be held or sold by the Fund, and what portion of the Fund's assets will be held uninvested, subject always to the provisions of the Trust's Declaration of Trust and By-Laws, the 1940 Act and the Internal Revenue Code of 1986 and to the Fund's investment objectives, policies and restrictions, and subject, further, to such policies and instructions as the Trustees may from time to time establish. The Adviser also advises and assists the officers of the Fund in taking such steps as are necessary or appropriate to carry out the decisions of its Trustees and the appropriate committees of the Trustees regarding the conduct of the business of the Fund.

         The Adviser also renders significant administrative services (not otherwise provided by third parties) necessary for the Fund's operations as an open-end investment company including, but not limited to, preparing reports and notices to the Trustees and shareholders; supervising, negotiating contractual arrangements with, and monitoring various third-party service providers to the Fund (such as the Fund's transfer agent, pricing agents, custodian, accountants and others); preparing and making filings with the SEC and other regulatory agencies; assisting in the preparation and filing of the Fund's federal, state and local tax returns; preparing and filing the Fund's federal excise tax returns; assisting with investor and public relations matters; monitoring the valuation of securities and the calculation of net asset value; monitoring the registration of shares of the Fund under applicable federal and state securities laws; maintaining the Fund's books and records to the extent not otherwise maintained by a third party; assisting in establishing accounting policies of the Fund; assisting in the resolution of accounting and legal issues; establishing and monitoring the Fund's operating budget; processing the payment of the Fund's bills; assisting the Fund in, and otherwise arranging for, the payment of distributions and dividends and otherwise assisting the Fund in the conduct of its business, subject to the direction and control of the Trustees.


         The Adviser pays the compensation and expenses (except those for attending Board and Committee meetings outside New York, New York and Boston, Massachusetts) of all Trustees, officers and executive employees of the Trust affiliated with the Adviser and makes available, without expense to the Fund, the services of such Trustees, officers and employees of the Adviser as may duly be elected officers or Trustees of the Trust, subject to their individual consent to serve and to any limitations imposed by law, and provides the Fund's office space and facilities. For these services, the Fund is charged by the Adviser a fee equal to approximately 0.70 of 1% of the Fund's average daily net assets. The fee is payable monthly, provided the Fund will make such interim payments as may be requested by Scudder not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. The Adviser retains the ability to be repaid by the Fund if expenses fall below the specified limit prior to the end of the fiscal year. These expense limitation arrangements can decrease the Fund's expenses and improve its performance. The Adviser has agreed, until ____________, to maintain the total annualized expenses of the Fund at no more than ____% of average daily net assets of the Fund. During the fiscal years ended October 31, 1993, 1994 and 1995, these agreements resulted in a reduction of management fees paid by the Fund of $0, $3,897 and $0, respectively. During the fiscal years ended October 31, 1993, 1994 and 1995, the Adviser imposed a portion of its management fee amounting to $883,299, $802,235 and $953,916, respectively.


         Under the Agreement, the Fund is responsible for all of its other expenses including organizational costs; fees and expenses incurred in connection with membership in investment company organizations; brokers' commissions; payment for portfolio pricing services to a pricing agent, if any; legal, auditing and accounting expenses; the calculation of Net Asset Value, taxes and governmental fees; the fees and expenses of the transfer agent; the cost of preparing stock certificates and any other expenses including clerical expenses of issuance, redemption or repurchase of shares; the expenses of and the fees for registering or qualifying securities for sale; the fees and expenses of Trustees, officers and employees of the Trust who are not affiliated with the Adviser; the cost of printing and distributing reports and notices to shareholders; and the fees and disbursements of custodians. The Trust may arrange to have third parties assume all or part of the expenses of sale, underwriting and distribution of shares of the Fund. The Fund is also responsible for its expenses incurred in connection with litigation, proceedings and claims and the legal obligation it may have to indemnify its officers and Trustees with respect thereto.

         The Adviser has agreed in the Agreement to reimburse the Fund for annual expenses in excess of the lowest applicable expense limitation imposed by any state in which the Fund is at the time offering its shares for sale, although no payments are required to be made by the Adviser pursuant to this reimbursement provision in excess of the annual fee paid by the Fund to the Adviser. Management has been advised that the lowest such limitation is presently 2 1/2% of average daily net assets up to $30 million, 2% of the next $70 million of such net assets and 1 1/2% of such net assets in excess of that amount. Certain expenses such as brokerage commissions, taxes, extraordinary expenses and interest are excluded from such limitations, and other expenses may be excluded from time to time. If reimbursement is required, it will be made as promptly as practicable after the end of the Fund's fiscal year. However, no fee payment will be made to the Adviser during any fiscal year which will cause year to date expenses to exceed the cumulative pro rata expense limitation at the time of such payment.

         The Agreement also provides that the Trust and the Fund may use any name derived from the name "Scudder, Stevens & Clark" only as long as the Agreement or any extension, any renewal or amendment thereof remains in effect.

         In reviewing the terms of the Agreement and in discussions with the Adviser concerning such Agreement, Trustees who are not "interested persons" of the Trust have been represented by independent counsel Ropes & Gray at the Fund's expense.

         The Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its obligations and duties under the Agreement.

         Officers and employees of the Adviser from time to time may engage in transactions with various banks, including the Fund's custodian bank. It is the Adviser's opinion that the terms and conditions of those transactions which have occurred were not influenced by existing or potential custodial or other Fund relationships.

         None of the officers or Trustees of the Trust may have dealings with the Fund as principals in the purchase or sale of securities, except as individual subscribers or holders of shares of the Fund.

Personal Investments by Employees of the Adviser

     Employees of the Adviser are permitted to make personal securities transactions, subject to requirements and restrictions set forth in the
Adviser's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund. Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and monthly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

                                      TRUSTEES AND OFFICERS

                                                                                               Position with
                                                                                               Underwriter,
Name                                  Position              Principal                          Scudder Investor
and Address                           with Trust            Occupation**                       Services, Inc.

Daniel Pierce+*=                      President and         Chairman of the Board and          Director, Vice
                                      Trustee               Managing Director of Scudder,      President and Assistant
                                                            Stevens & Clark, Inc.              Treasurer

Henry P. Becton, Jr.                  Trustee               President and General Manager,                --
WGBH                                                        WGBH Educational Foundation
125 Western Avenue
Allston, MA

Dudley H. Ladd+*=                     Trustee               Managing Director of Scudder,      Director and Senior
                                                            Stevens & Clark, Inc.              Vice President


George M. Lovejoy, Jr.=               Trustee               President and Director, Fifty                 --
160 Federal Street                                          Associates
Boston, MA


Wesley W. Marple, Jr.=                Trustee               Professor of Business                        --
413 Hayden Hall                                             Administration Northeastern
360 Huntington Ave.                                         University, College of Business
Boston, MA  02115                                           Administration

Juris Padegs#*                        Trustee               Managing Director of Scudder,      Director and Vice
                                                            Stevens & Clark, Inc.              President


Jean C. Tempel                        Trustee               General Partner, TL Ventures,                --
Ten Post Office Square                                      1994; President and COO,
Suite 1325                                                  Safeguard Scientifics, Inc.,
Boston, MA 02109                                            1992-1993; Executive Vice
                                                            President and COO, The Boston
                                                            Company, 1985-1990.


Bruce F. Beaty#                       Vice President        Principal of Scudder, Stevens &               --
                                                            Clark, Inc.


                                       38

                                                                                               Position with
                                                                                               Underwriter,
Name                                  Position              Principal                          Scudder Investor
and Address                           with Trust            Occupation**                       Services, Inc.


Jerard K. Hartman#                    Vice President        Managing Director of Scudder,                 --
                                                            Stevens & Clark, Inc.

Robert T. Hoffman#                    Vice President        Managing Director of Scudder,                 --
                                                            Stevens & Clark, Inc.

Thomas W. Joseph+                     Vice President        Principal of Scudder, Stevens &    Director, Vice
                                                            Clark, Inc.                        President, Treasurer
                                                                                               and Assistant Clerk

David S. Lee+                         Vice President        Managing Director of Scudder,      President, Assistant
                                                            Stevens & Clark, Inc.              Treasure and Director

Douglas M. Loudon#                    Vice President        Managing Director of Scudder,      Senior Vice President
                                                            Stevens & Clark, Inc.


Valerie F. Malter#                    Vice President        Principal of Scudder, Stevens &               --
                                                            Clark, Inc.


Thomas F. McDonough+                  Vice President,       Principal of Scudder, Stevens &    Clerk
                                      Secretary and         Clark, Inc.
                                      Assistant Treasurer


Pamela A. McGrath+                    Vice President and    Managing Director of Scudder,                 --
                                      Treasurer             Stevens & Clark, Inc.


Edward J. O'Connell#                  Vice President and    Principal of Scudder, Stevens &    Assistant Treasurer
                                      Assistant Treasurer   Clark, Inc.

Coleen Downs Dinneen+                 Assistant Secretary   Vice President of Scudder,         Assistant Clerk
                                                            Stevens & Clark, Inc.


         Certain accounts for which the Adviser acts as investment adviser owned __________ shares in the aggregate, or ________% of the outstanding shares on January 31, 1996. The Adviser may be deemed to be the beneficial owner of such shares but disclaims any beneficial ownership in such shares.

         As of January 31, 1996, all Trustees and officers of the Trust as a group owned beneficially (as the term is defined in Section 13(a) under the Securities Exchange Act of 1934) ___________ shares, or ______% of the shares of the Fund outstanding on such date.

         To the best of the Trust's knowledge, as of January 31, 1996, no person owned beneficially more than 5% of the Fund's shares except as stated above.


         * Messrs. Ladd, Padegs and Pierce are considered by the Trust and its counsel to be persons who are "interested persons" of the Adviser or of the Trust (within the meaning of the 1940 Act, as amended).
         ** Unless otherwise stated, all the officers and Trustees have been associated with their respective companies for more than five years, but not necessarily in the same capacity.

         =        Messrs.  Ladd,  Lovejoy,  Pierce and Marple are members of the
                  Executive Committee,  which has the power to declare dividends from ordinary  income and  distributions  of realized  capital gains to the same extent as the Board is so empowered.
         +        Address:  Two International Place, Boston, Massachusetts
         #        Address:  345 Park Avenue, New York, New York

         The Trustees and officers of the Trust also serve in similar capacities for other Scudder funds.

                                  REMUNERATION


         Several of the officers and Trustees of the Trust may be officers or employees of the Adviser, the Distributor, the Transfer Agent, or Scudder Trust Company, from whom they receive compensation, as a result of which they may be deemed to participate in the fees paid by the Fund. The Fund pays no direct remuneration to any officer of the Trust. However, each of the Trustees who is not affiliated with the Adviser will be paid by the Fund. Each of these unaffiliated Trustees receives an annual Trustee's fee of $4,000 plus $300 for attending each Trustees' meeting, audit committee meeting or meeting held for the purpose of discussing the investment procedures of the Fund or considering arrangements between the Fund and the Adviser or any of its affiliates. Each unaffiliated Trustee also receives $100 per committee meeting attended other than those set forth above. For the fiscal year ended October 31, 1995, the Trustees' fees and expenses amounted to $35,519.


The following Compensation Table provides, in tabular form, the following data.

Column (1) All Trustees who receive compensation from the Trust.
Column (2) Aggregate compensation received by a Trustee from all series of Scudder Investment Trust, which is comprised of Scudder Growth and Income Fund and Scudder Quality Growth Fund.
Columns (3) and (4) Pension or retirement benefits accrued or proposed to be paid by the Trust. Scudder Investment Trust does not pay its Trustees such benefits.
Column (5) Total compensation received by a Trustee from Scudder Growth and Income Fund and Scudder Quality Growth Fund, plus compensation received from all funds managed by Scudder for which a Trustee serves. The total number of funds from which a Trustee receives such compensation is also provided in column (5).

                                       Compensation Table
                              for the year ended December 31, 1995
========================== ============================= =================== ================= ====================
           (1)                         (2)                      (3)                (4)                 (5)


                           Aggregate Compensation from
                             Scudder Investment Trust        Pension or                        Total Compensation
                            (consisting of two funds:        Retirement         Estimated         From Scudder
                            Scudder Growth and Income     Benefits Accrued   Annual Benefits    Investment Trust
     Name of Person,         Fund and Scudder Quality     As Part of Fund    Upon Retirement    and Fund Complex
        Position                   Growth Fund)               Expenses                           Paid to Trustee
========================== ============================= =================== ================= ====================


Henry P. Becton, Jr.                 $16,600                    N/A                N/A               $82,800
Trustee                                                                                            (15 funds)

George M. Lovejoy, Jr.               $17,500                    N/A                N/A              $112,900
Trustee                                                                                            (12 funds)

Wesley W. Marple, Jr.                $17,500                    N/A                N/A               $93,100
Trustee                                                                                            (15 funds)

Jean C. Tempel                       $17,200                    N/A                N/A               $92,200
Trustee                                                                                            (15 funds)


                                   DISTRIBUTOR


         The Trust has an underwriting agreement with Scudder Investor Services, Inc. (the "Distributor"), a Massachusetts corporation, which is a subsidiary of the Adviser. The Trust's underwriting agreement, dated September 10, 1985, will remain in effect until September 30, 1995 and from year to year thereafter only if its continuance is approved annually by a majority of the Trustees who are not parties to such agreement or interested persons of any such party and either by vote of a majority of the Trustees or a majority of the outstanding voting securities of the Trust. The underwriting agreement was last approved by the Trustees on August 9, 1994.


         Under the principal underwriting agreement, the Fund is responsible for: the payment of all fees and expenses in connection with the preparation and filing with the SEC of its registration statement and prospectus and any amendments and supplements thereto; the registration and qualification of shares for sale in the various states, including registering the Trust or the Fund as a broker/dealer in various states as required; the fees and expenses of preparing, printing and mailing prospectuses annually to existing shareholders (see below for expenses relating to prospectuses paid by the Distributor), notices, proxy statements, reports or other communications to shareholders of the Fund; the cost of printing and mailing confirmations of purchases of shares and the prospectuses accompanying such confirmations; any issuance taxes and/or any initial transfer taxes; a portion of shareholder toll-free telephone charges and expenses of shareholder service representatives; the cost of wiring funds for share purchases and redemptions (unless paid by the shareholder who initiates the transaction); the cost of printing and postage of business reply envelopes; and a portion of the cost of computer terminals used by both the Fund and the Distributor.

         The Distributor will pay for printing and distributing prospectuses or reports prepared for its use in connection with the offering of the Fund's shares to the public and preparing, printing and mailing any other literature or advertising in connection with the offering of shares of the Fund to the public. The Distributor will pay all fees and expenses in connection with its qualification and registration as a broker or dealer under federal and state laws, a portion of the cost of toll-free telephone service and expenses of shareholder service representatives, a portion of the cost of computer terminals, and expenses of any activity which is primarily intended to result in the sale of shares issued by the Fund, unless a Rule 12b-1 Plan is in effect which provides that the Fund shall bear some or all of such expenses.

Note: Although the Fund currently has no 12b-1 Plan and the Trustees have no current intention of adopting one, the Fund will also pay those fees and expenses permitted to be paid or assumed by the Fund pursuant to a 12b-1 Plan, if any, adopted by the Fund, notwithstanding any other provision to the contrary in the underwriting agreement.

         As agent, the Distributor currently offers the Fund's shares on a continuous basis to investors in all states in which shares of the Fund may from time to time be registered or where permitted by applicable law. The Underwriting Agreement provides that the Distributor accepts orders for shares at net asset value as no sales commission or load is charged the investor. The Distributor has made no firm commitment to acquire shares of the Fund.

                                      TAXES

   (See "Distribution and performance information--Dividends and capital gains distributions" and "Transaction information--Tax information and Tax identification number" in the Fund's prospectus.)

         The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), or a predecessor statute and has qualified as such since its inception. It intends to continue to qualify for such treatment. Such qualification does not involve governmental supervision or management of investment practices or policy.

         As a regulated investment company qualifying under Subchapter M of the Code, the Fund is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not generally subject to federal income tax to the extent that it annually distributes its investment company taxable income and net realized capital gains in the manner required under the Code.

         The Fund will be subject to a 4% nondeductible excise tax on amounts required to be but not distributed under a prescribed formula. The formula requires payment to shareholders during a calendar year of distributions representing an amount equal to the sum of at least 98% of the Fund's ordinary income for the calendar year, at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

         The Fund's investment company taxable income includes dividends, interest and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the Fund.

         If any net realized long-term capital gains in excess of net realized short-term capital losses are retained by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains, will be able to claim a relative share of federal income taxes paid by the Fund on such gains as a credit against personal federal income tax liabilities, and will be entitled to increase the adjusted tax basis on Fund shares by the difference between a pro rata share of such gains and the individual tax credit. If the Fund makes such an election, it may not be treated as having met the excise tax distribution requirement.

         Distributions of investment company taxable income are taxable to shareholders as ordinary income.

         Dividends from domestic corporations are expected to comprise a substantial part of the Fund's gross income. To the extent that such dividends constitute a portion of the Fund's gross income, a portion of the income distributions of the Fund may be eligible for the deduction for dividends received by corporations. Shareholders will be informed of the portion of dividends which so qualify. The dividends-received deduction is reduced to the extent the shares of the Fund, with respect to which the dividends are received, are treated as debt-financed under federal income tax law and is eliminated if the shares are deemed to have been held for less than 46 days.

         Distributions of the excess of net long-term capital gains over net short-term capital losses are taxable to shareholders as long-term capital gains, regardless of the length of time the shares of the Fund have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

         Distributions of investment company taxable income and net realized capital gains will be taxable as described above, whether received in shares or in cash. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

         All distributions of investment company taxable income and net realized capital gains, whether received in shares or in cash, must be reported by each shareholder on a federal income tax return. Dividends and capital gains distributions declared in October, November, or December and payable to shareholders of record in such a month will be deemed to have been received by shareholders on December 31 if paid during January of the following year. Redemptions of shares, including exchanges for shares of another Scudder fund, may result in tax consequences (gain or loss) to the shareholder and are also subject to these reporting requirements.

         An individual may make a deductible IRA contribution of up to $2,000 or, if less, the amount of the individual's earned income for any taxable year only if (i) neither the individual nor his or her spouse (unless filing separate returns) is an active participant in an employer's retirement plan, or (ii) the individual (and his or her spouse, if applicable) has an adjusted gross income below a certain level ($40,050 for married individuals filing a joint return, with a phase-out of the deduction for adjusted gross income between $40,050 and $50,000; $25,050 for a single individual, with a phase-out for adjusted gross income between $25,050 and $35,000). However, an individual not permitted to make a deductible contribution to an IRA for any such taxable year may nonetheless make nondeductible contributions up to $2,000 to an IRA (up to $2,250 to IRAs for an individual and his or her nonearning spouse) for that year. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, a proportionate amount of each withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Also, annual contributions may be made to a spousal IRA even if the spouse has earnings in a given year if the spouse elects to be treated as having no earnings (for IRA contribution purposes) for the year.

         Distributions by the Fund result in a reduction in the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution would nevertheless be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of capital upon the distribution, which will nevertheless be taxable to them.

         If the Fund invests in stock of certain foreign investment companies, the Fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the Fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the Fund, other than the taxable year of the excess distribution or disposition, would be taxed to the Fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the Fund's investment company taxable income and, accordingly, would not be taxable to the Fund to the extent distributed by the Fund as a dividend to its shareholders.

         Proposed regulations have been issued which will allow the Fund to make an election to mark-to-market its shares of these foreign investment companies in lieu of being taxed in the manner described above. At the end of each taxable year to which the election applies, the Fund will include in its income the amount by which the fair market value of the foreign company's stock exceeds the Fund's adjusted basis in these shares. No mark-to-market losses may be recognized. Distributions and gain on dispositions of such stock will be treated as ordinary income distributable to shareholders rather than being subject to a fund level tax. The Fund intends to make this election if it is determined to be appropriate and in the best interest of the shareholders.

         Dividend and interest income received by the Fund from sources outside the U.S. may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the U.S. may reduce or eliminate these foreign taxes, however, and foreign countries generally do not impose taxes on capital gains in respect of investments by foreign investors.

         Equity options written by the Fund (covered call options on portfolio stock) will be subject to tax under Section 1234 of the Code. If the Fund writes a call option, no gain is recognized upon its receipt of a premium. If the option lapses or is closed out, any gain or loss is treated as a short-term capital gain or loss. If a call option is exercised, any resulting gain or loss is short-term or long-term capital gain or loss depending on the holding period of the underlying stock.

         Many futures and forward contracts entered into by the Fund and all listed nonequity options written or purchased by the Fund (including covered call options written on debt securities and options purchased or written on futures contracts) will be governed by Section 1256 of the Code. Absent a tax election to the contrary, gain or loss attributable to the lapse, exercise or closing out of any such position generally will be treated as 60% long-term and 40% short-term capital gain or loss, and on the last trading day of the Fund's fiscal year, all outstanding Section 1256 positions will be marked to market (i.e., treated as if such positions were closed out at their closing price on such day), with any resulting gain or loss recognized as 60% long-term and 40% short-term capital gain or loss. Under Section 988 of the Code, discussed below, foreign currency gain or loss from foreign currency-related forward contracts, certain futures and options, and similar financial instruments entered into or acquired by the Fund will be treated as ordinary income or loss. Under certain circumstances, entry into a futures contract to sell a security may constitute a short sale for federal income tax purposes, causing an adjustment in the holding period of the underlying security or a substantially identical security in the Fund's portfolio.

         Subchapter M requires that the Fund realize less than 30% of its annual gross income from the sale or other disposition of stock, securities and certain options, futures and forward contracts held for less than three months. Options, futures and forward activities of the Fund may increase the amount of gains realized by the Fund that are subject to the 30% limitation. Accordingly, the amount of such activities that the Fund may engage in may be limited.

         Positions of the Fund which consist of at least one stock and at least one stock option or other position with respect to a related security which substantially diminishes the Fund's risk of loss with respect to such stock could be treated as a "straddle" which is governed by Section 1092 of the Code, the operation of which may cause deferral of losses, adjustments in the holding periods of stock or securities and conversion of short-term capital losses into long-term capital losses. An exception to these straddle rules exists for any "qualified covered call options" on stock written by the Fund.

         Positions of the Fund which consist of at least one position not governed by Section 1256 and at least one futures or forward contract or nonequity option governed by Section 1256 which substantially diminishes the Fund's risk of loss with respect to such other position will be treated as a "mixed straddle." Although mixed straddles are subject to the straddle rules of
Section 1092 of the Code, certain tax elections exist for them which reduce or eliminate the operation of these rules. The Fund will monitor its transactions in options and futures and may make certain tax elections in connection with these investments.

         Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contracts and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income.

         A portion of the difference between the issue price of zero coupon securities and their face value ("original issue discount") is considered to be income to the Fund each year, even though the Fund will not receive cash interest payments from these securities. This original issue discount (imputed income) will comprise a part of the investment company taxable income of the Fund which must be distributed to shareholders in order to maintain the qualification of the Fund as a regulated investment company and to avoid federal income tax at the level of the Fund. Shareholders will be subject to income tax on such original issue discount, whether or not they elect to receive their distributions in cash.

         The Fund will be required to report to the IRS all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable income and capital gains and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax at the rate of 31% in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the Fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

         Shareholders of the Fund may be subject to state and local taxes on distributions received from the Fund and on redemptions of the Fund's shares.

         Each distribution is accompanied by a brief explanation of the form and character of the distribution. In January of each year the Fund issues to each shareholder a statement of the federal income tax status of all distributions.

         The Fund is organized as a series of a Massachusetts business trust and is not liable for any income or franchise tax in the Commonwealth of Massachusetts, provided that the Fund continues to be treated as a regulated investment company under Subchapter M of the Code.

         The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons, i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates. Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or at a lower rate under an applicable income tax treaty) on amounts constituting ordinary income received by him or her, where such amounts are treated as income from U.S. sources under the Code.

         Shareholders should consult their tax advisers about the application of the provisions of tax law in light of their particular tax situations.

                             PORTFOLIO TRANSACTIONS

Brokerage Commissions

         To the maximum extent feasible the Adviser places orders for portfolio transactions for the Fund through the Distributor, which in turn places orders on behalf of the Fund with other brokers and dealers. The Distributor receives no commission, fees or other remuneration from the Fund for this service. Allocation of brokerage is supervised by the Adviser.

         The primary objective of the Adviser in placing orders for the purchase and sale of securities for the Fund's portfolio is to obtain the most favorable net results, taking into account such factors as price, commission (negotiable in the case of U.S. national securities exchange transactions), where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of the Distributor with commissions charged on comparable transactions, as well as by comparing commissions paid by the Fund to reported commissions paid by others. The Adviser reviews on a routine basis commission rates, execution and settlement services performed, making internal and external comparisons.

         The Fund's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, without any brokerage commission being paid by the Fund. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.


         When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with brokers and dealers who supply market quotations to Scudder Fund Accounting Corporation for appraisal purposes, or who supply research, market and statistical information to the Fund. The term "research, market and statistical information" includes advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities, and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is not authorized when placing portfolio transactions for the Fund to pay a brokerage commission (to the extent applicable) in excess of that which another broker might have charged for executing the same transaction solely on account of the receipt of research, market or statistical information. The Adviser does not place orders with brokers or dealers on the basis that the broker or dealer has or has not sold shares of the Fund. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available otherwise.


         Although certain research, market and statistical information from brokers and dealers can be useful to the Fund and to the Adviser, it is the opinion of the Adviser that such information will only supplement the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than the Fund, and not all such information is used by the Adviser in connection with the Fund. Conversely, such information provided to the Adviser by brokers and dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to the Fund.


         In the fiscal years ended October 31, 1995, 1994 and 1993, the Fund paid brokerage commissions of $_____, $302,266 and $287,198, respectively. In the fiscal year ended October 31, 1995, the Fund paid brokerage commissions of $_____ (___% of the total brokerage commissions), resulting from orders placed, consistent with the policy of seeking to obtain the most favorable net results, for transactions placed with brokers and dealers who provided supplementary research, market and statistical information to the Trust or Adviser. The amount of such transactions aggregated $_____ (___% of all brokerage transactions). The balance of such brokerage was not allocated to any particular broker or dealer or with regard to the above-mentioned or any other special factors.


         The Trustees of the Trust intend to review from time to time whether the recapture for the benefit of the Fund of some portion of the brokerage commissions or similar fees paid by the Fund on portfolio transactions is legally permissible and advisable.

Portfolio Turnover


         The Fund's average annual portfolio turnover rate, i.e. the ratio of the lesser of sales or purchases to the monthly average value of the portfolio (excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less), for the fiscal years ended October 31, 1995 and 1994 was 91.6% and 119.7%, respectively. A higher rate involves greater brokerage and transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. Purchases and sales are made for the Fund's portfolio whenever necessary, in management's opinion, to meet the Fund's objective.


                                 NET ASSET VALUE

         The net asset value of shares of the Fund is computed as of the close of regular trading on the Exchange on each day the Exchange is open for trading. The Exchange is scheduled to be closed on the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. Net asset value per share is determined by dividing the value of the total assets of the Fund, less all liabilities, by the total number of shares outstanding.

         An exchange-traded equity security is valued at its most recent sale price. Lacking any sales, the security is valued at the calculated mean between the most recent bid quotation and the most recent asked quotation (the "Calculated Mean"). Lacking a Calculated Mean, the security is valued at the most recent bid quotation. An equity security which is traded on the National Association of Securities Dealers Automated Quotation ("NASDAQ") system is valued at its most recent sale price. Lacking any sales, the security is valued at the high or "inside" bid quotation. The value of an equity security not quoted on the NASDAQ System, but traded in another over-the-counter market, is its most recent sale price. Lacking any sales, the security is valued at the Calculated Mean. Lacking a Calculated Mean, the security is valued at the most recent bid quotation.

         Debt securities, other than short-term securities, are valued at prices supplied by the Fund's pricing agent(s) which reflect broker/dealer supplied valuations and electronic data processing techniques. Short-term securities with remaining maturities of sixty days or less are valued by the amortized cost method, which the Board believes approximates market value. If it is not possible to value a particular debt security pursuant to these valuation methods, the value of such security is the most recent bid quotation supplied by a bona fide marketmaker. If it is not possible to value a particular debt security pursuant to the above methods, the Adviser may calculate the price of that debt security, subject to limitations established by the Board.

         An exchange traded options contract on securities, currencies, futures and other financial instruments is valued at its most recent sale price on such exchange. Lacking any sales, the options contract is valued at the Calculated Mean. Lacking any Calculated Mean, the options contract is valued at the most recent bid quotation in the case of a purchased options contract, or the most recent asked quotation in the case of a written options contract. An options contract on securities, currencies and other financial instruments traded over-the-counter is valued at the most recent bid quotation in the case of a purchased options contract and at the most recent asked quotation in the case of a written options contract. Futures contracts are valued at the most recent settlement price. Foreign currency exchange forward contracts are valued at the value of the underlying currency at the prevailing exchange rate.

         If a security is traded on more than one exchange, or upon one or more exchanges and in the over-the-counter market, quotations are taken from the market in which the security is traded most extensively.

         If, in the opinion of the Fund's Valuation Committee, the value of a portfolio asset as determined in accordance with these procedures does not represent the fair market value of the portfolio asset, the value of the portfolio asset is taken to be an amount which, in the opinion of the Valuation Committee, represents fair market value on the basis of all available information. The value of other portfolio holdings owned by the Fund is determined in a manner which, in the discretion of the Valuation Committee, most fairly reflects fair market value of the property on the valuation date.

         Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed ("Local Currency"), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date.

                             ADDITIONAL INFORMATION

Experts


         The financial highlights of the Fund included in the prospectus and the Financial Statements incorporated by reference in this Statement of Additional Information have been so included or incorporated by reference in reliance on the report of Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


Shareholder Indemnification

         The Trust is an organization of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with the Trust property or the acts, obligations or affairs of the Trust. The Declaration of Trust also provides for indemnification out of the Trust property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

Other Information

         The CUSIP number of the Fund is 811167-20-4.

         The Fund has a fiscal year ending October 31.

         Many of the investment changes in the Fund will be made at prices different from those prevailing at the time they may be reflected in a regular report to shareholders of the Fund. These transactions will reflect investment decisions made by the Fund's investment adviser in light of the objective and policies of the Fund and other factors such as its other portfolio holdings and tax considerations and should not be construed as recommendations for similar action by other investors.

         The name "Scudder Investment Trust" is the designation of the Trustees for the time being under a Declaration of Trust dated September 20, 1984, as amended from time to time, and all persons dealing with the Trust must look solely to the property of the Trust for the enforcement of any claims against the Trust as neither the Trustees, officers, agents nor shareholders assume any personal liability for obligations entered into on behalf of the Trust. Upon the initial purchase of shares, the shareholder agrees to the bound by the Trust's Declaration of Trust, as amended from time to time. The Declaration of Trust is on file at the Massachusetts Secretary of State's Office in Boston, Massachusetts. All persons dealing with the Fund must look only to the assets of the Fund for the enforcement of any claims against the Fund as no other series of the Trust assumes any liabilities for obligations entered into on behalf of the Fund.


         Costs of $49,774 incurred by the Fund in conjunction with its organization are amortized on a straight line basis over the five year period beginning May 15, 1991.


         Portfolio securities of the Fund are held separately pursuant to a custodian agreement, by the Trust's custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110.

         The law firm of Dechert Price & Rhoads is counsel to the Fund.


         Scudder Fund Accounting Corporation, Two International Place, Boston, Massachusetts, 02110-4103, a subsidiary of the Adviser, computes net asset value for the Fund. The Fund pays Scudder Fund Accounting Corporation an annual fee equal to 0.025% of the first $150 million of average daily net assets, 0.0075% of such assets in excess of $150 million, 0.0045% of such assets in excess of $1 billion, plus holding and transaction charges for this service. For the fiscal year ended October 31, 1995, Scudder Fund Accounting Corporation's fee amounted to $52,477.

         Scudder Service Corporation ("Service Corporation"), P.O. Box 2291, Boston, Massachusetts 02107-2291, a subsidiary of the Adviser, is the transfer, dividend-paying and shareholder service agent for the Fund and also provides subaccounting and recordkeeping services for shareholder accounts in certain retirement and employee benefit plans. The Fund pays Service Corporation an annual fee of $17.55 for each account maintained for a participant. For the fiscal year ended October 31, 1995, Service Corporation's fee amounted to $220,302. Please call 1-800-225-5163 for specific mailing instructions regarding your investment.

         Scudder Trust Company, 5 Industrial Way, Salem, NH 03079, an affiliate of the Adviser provides services for certain retirement plan accounts. The Fund pays Scudder Trust Company an annual fee of $17.55 for each account maintained for a participant. For the fiscal year ended October 31, 1995, Scudder Trust Company's fee amounted to $86,498.


         The Fund's prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Trust has filed with the Commission under the Securities Act of 1933 and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the SEC in Washington, D.C.

                              FINANCIAL STATEMENTS


         The financial statements, including the investment portfolio, of Scudder Quality Growth Fund, together with the Report of Independent Accountants, and Financial Highlights, are incorporated by reference and attached hereto on pages 9 through 22, inclusive, in the Annual Report to the Shareholders of the Fund dated October 31, 1995, and are hereby deemed to be a part of this Statement of Additional Information.

                                    APPENDIX

       Standard & Poor's Earnings and Dividend Rankings for Common Stocks

         The investment process involves assessment of various factors--such as product and industry position, corporate resources and financial policy--with results that make some common stocks more highly esteemed than others. In this assessment, Standard & Poor believes that earnings and dividend performance is the end result of the interplay of these factors and that, over the long run, the record of this performance has a considerable bearing on relative quality. The rankings, however, do not pretend to reflect all of the factors, tangible or intangible, that bear on stock quality.

         Relative quality of bonds or other debt, that is, degrees of protection for principal and interest, called creditworthiness, cannot be applied to common stocks, and therefore rankings are not to be confused with bond quality ratings which are arrived at by a necessarily different approach.

         Growth and stability of earnings and dividends are deemed key elements in establishing Standard & Poor's earnings and dividend rankings for common stocks, which are designed to capsulize the nature of this record in a single symbol.  It  should  be  noted,  however,  that  the  process  also  takes  into consideration certain adjustments and modifications deemed desirable in establishing such rankings.

         The point of departure in arriving at these rankings is a computerized scoring system based on per-share earnings and dividend records of the most recent ten years--a period deemed long enough to measure significant time segments of secular growth, to capture indications of basic change in trend as they develop, and to encompass the full peak-to-peak range of the business cycle. Basic scores are computed for earnings and dividends, then adjusted as indicated by a set of predetermined modifiers for growth, stability within long-term trend, and cyclicality. Adjusted scores for earnings and dividends are then combined to yield a final score.

         Further, the ranking system makes allowance for the fact that, in general, corporate size imparts certain recognized advantages from an investment standpoint. Conversely, minimum size limits (in terms of corporate sales volume) are set for the various rankings, but the system provides for making exceptions where the score reflects an outstanding earnings-dividend record.

         The final score for each stock is measured against a scoring matrix determined by analysis of the scores of a large and representative sample of stocks. The range of scores in the array of this sample has been aligned with the following ladder of rankings:

         A+       Highest                   B+       Average               C       Lowest
         A        High                      B        Below Average         D       In Reorganization
         A-       Above Average             B-       Lower

         NR signifies no ranking because of insufficient data or because the stock is not amenable to the ranking process.

         The positions as determined  above may be modified in some instances by
special  considerations,   such  as  natural  disasters,  massive  strikes,  and
non-recurring accounting adjustments.

         A ranking is not a forecast of future market price performance, but is basically an appraisal of past performance of earnings and dividends, and relative current standing. These rankings must not be used as market recommendations; a high-score stock may at times be so overpriced as to justify its sale, while a low-score stock may be attractively priced for purchase. Rankings based upon earnings and dividend records are no substitute for complete analysis. They cannot take into account potential effects of management changes, internal company policies not yet fully reflected in the earnings and dividend record, public relations standing, recent competitive shifts, and a host of other factors that may be relevant to investment status and decision.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

60-6-125
MIS60A


Scudder
Quality Growth
Fund

Annual Report
October 31, 1995

* A fund seeking long-term growth of capital through investment primarily in the equity securities of seasoned, financially strong U.S. growth companies.

* A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

SCUDDER QUALITY GROWTH FUND
--------------------------------------------------------------------------------

CONTENTS

  2 In Brief

  3 Letter from the Fund's President

  4 Performance Update

  5 Portfolio Summary

  6 Portfolio Management Discussion

  9 Investment Portfolio

 13 Financial Statements

 16 Financial Highlights

 17 Notes to Financial Statements

 20 Report of Independent Accountants

 21 Tax Information

 21 Officers and Trustees

 22 Investment Products
    and Services

 23 How to Contact
    Scudder

IN BRIEF

* Scudder Quality Growth Fund provided shareholders with a total return of 23.78% for the 12 months ended October 31, 1995, including reinvested capital gain and income distributions. The Fund's performance outpaced that of the average growth fund tracked by Lipper Analytical Services, which returned 22.14%.

* Earnings surprises on the upside were the rule rather than the exception for much of the Fund's fiscal period: During the third quarter of 1995, 60% of S&P 500 companies met or exceeded analysts' earnings expectations. Several of the year's stronger-performing sectors were well-represented in the portfolio, including technology, healthcare, consumer staples, and financial services.

* In a slowing economic environment, we believe investors will pay a premium for stable earnings growth. Accordingly, the Fund's heaviest weighting is in consumer staples (19% of the portfolio), represented by such holdings as tobacco and food products market leader Philip Morris and diversified consumer products manufacturer Procter & Gamble. Healthcare continues to be heavily represented in the portfolio as well, with five of the top ten portfolio holdings drawn from that sector.

LETTER FROM THE FUND'S PRESIDENT
--------------------------------------------------------------------------------

Dear Shareholders,

     Stock prices rallied sharply in 1995 after a lackluster 1994, propelled by a confluence of positive economic and market-related factors. Moreover, stock market corrections over this period have been few and unusually mild. Scudder Quality Growth Fund had a solid fiscal year, providing shareholders with a total return of 23.78% for the 12 months ended October 31, 1995.

     After such impressive stock market gains--and given the late stage of the economic cycle--some market correction would not be surprising. This might be precipitated by growing investor recognition that a mild slowdown in economic activity next year, resulting from a lack of corporate pricing power and a reduction in consumer spending, is likely. With its focus on consistency of earnings, Scudder Quality Growth Fund may serve as an appropriate vehicle for maintaining equity exposure in such an environment. Despite near-term market uncertainties, it is important to keep in mind that the longer-term outlook for U.S. equities is favorable, given our expectations for continued low inflation, low interest rates, and strong long-term profit growth.

     You will notice we have added the Russell 1000 Growth Index to the performance comparisons on page 4. This index more closely represents the large-capitalization stocks that Scudder Quality Growth Fund invests in. We intend to drop the S&P 500 Index from future reports.

     We would also like to take this opportunity to announce that on October 6, 1995, we introduced another U.S. stock fund to the Scudder family: Scudder Small Company Value Fund. The new fund uses a proprietary quantitative discipline to identify undervalued stocks of small companies. For more information on Scudder Small Company Value Fund and other investment products and services, see page
22. If you have any questions about Scudder Quality Growth Fund, please call a Scudder Investor Relations representative at 1-800-225-2470.

                                    Sincerely,

                                    /s/Daniel Pierce
                                    Daniel Pierce
                                    President,
                                    Scudder Quality Growth Fund

SCUDDER QUALITY GROWTH FUND
PERFORMANCE UPDATE as of October 31, 1995
-----------------------------------------------------------------
GROWTH OF A $10,000 INVESTMENT
-----------------------------------------------------------------
SCUDDER QUALITY GROWTH FUND
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,378    23.78%    23.78%
Life of
  Fund*   $17,087    70.87%    12.75%

RUSSELL 1000 GROWTH INDEX
--------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,923    29.23%    29.23%
Life of
  Fund*   $16,766    67.66%    12.41%

S&P 500 INDEX
----------------------------------------
                     Total Return
Period    Growth    --------------
Ended       of                Average
10/31/95  $10,000  Cumulative  Annual
--------  -------  ----------  ------
1 Year    $12,644    26.44%    26.44%
Life of
  Fund*   $16,909    69.09%    12.63%

* The Fund commenced operations on May 15, 1991.
  Index comparisons begin May 31, 1991.


A chart in the form of a line graph appears here, illustrating the Growth of a $10,000 Investment.
The data points from the graph are as follows:

Scudder Quality Growth Fund
Year            Amount
----------------------
5/91*          $10,000
10/91          $10,894
4/92           $11,251
10/92          $12,252
4/93           $12,094
10/93          $13,169
4/94           $12,590
10/94          $13,220
4/95           $14,092
10/95          $16,364

Russell 1000 Growth Index
Year            Amount
----------------------
5/91*          $10,000
10/91          $10,350
4/92           $11,022
10/92          $11,470
4/93           $11,507
10/93          $12,308
4/94           $11,947
10/94          $12,973
4/95           $14,291
10/95          $16,766

S&P 500 Index
Year            Amount
----------------------
5/91*          $10,000
10/91          $10,187
4/92           $10,932
10/92          $11,201
4/93           $11,941
10/93          $12,875
4/94           $12,577
10/94          $13,373
4/95           $14,773
10/95          $16,909

The Russell 1000 Growth Index is an unmanaged capitalization-weighted, price index of the 1000 largest U.S. growth companies traded on the NYSE, AMEX, and NASDAQ. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses.

-----------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION
-----------------------------------------------------------------

A chart in the form of a bar graph appears here, illustrating the Fund Total Return (%) and Index Total
Return (%) with the exact data points listed in the table below.

YEARLY PERIODS ENDED OCTOBER 31

                       1991*   1992    1993    1994    1995
                     ----------------------------------------
NET ASSET VALUE...   $13.65  $15.30  $16.42  $16.17  $18.44
INCOME DIVIDENDS..   $   --  $  .03  $  .03  $  .08  $  .15
CAPITAL GAINS
DISTRIBUTIONS.....   $   --  $  .02  $   --  $  .24  $ 1.09
FUND TOTAL
RETURN (%)........    13.75   12.47    7.49     .39   23.78
INDEX TOTAL
RETURN (%)........     8.66   10.82    7.31    5.40   29.23


All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results.
Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.
If the Adviser had not maintained the Fund's expenses, the average annual total return for the life of Fund would have been lower.

PORTFOLIO SUMMARY as of October 31, 1995
---------------------------------------------------------------------------
DIVERSIFICATION
---------------------------------------------------------------------------

Equity Securities        94%             The Fund remains nearly fully
Cash Equivalents          6%             invested, principally in stocks
                        ----             of fundamentally strong companies
                        100%             with consistent earnings growth
                        ====             and low debt.

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
SECTORS (Excludes 6% Cash Equivalents)
--------------------------------------------------------------------------
Consumer Staples        19%
Health                  17%
Technology              14%               The Fund has focused on sectors
Consumer Discretionary  10%               such as Consumer Staples, where
Financial                8%               earnings stability should be
Service Industries       8%               attractive to investors as the
Manufacturing            7%               economy slows.
Media                    6%
Durables                 5%
Other                    6%
                       ----
                       100%
                       ====

A graph in the form of a pie chart appears here, illustrating the exact data points in the above table.

--------------------------------------------------------------------------
TEN LARGEST EQUITY HOLDINGS
--------------------------------------------------------------------------
 1. PHILIP MORRIS COMPANIES INC.
        Tobacco, food products and brewing
 2. COLUMBIA/HCA HEALTHCARE CORP.
        Leading hospital management company
 3. PROCTER & GAMBLE CO.
        Diversified manufacturer of consumer products
 4. MERCK & CO. INC.
        Leading ethical drug manufacturer
 5. AMERICAN INTERNATIONAL GROUP, INC.
        Major international insurance holding company
 6. PEPSICO INC.
        Soft drinks, snack foods and food services
 7. JOHNSON & JOHNSON
        Health care products
 8. SCHERING-PLOUGH CORP.
        Pharmaceutical and consumer products
 9. GENERAL MOTORS CORP. "E"
        Business information services
10. BECTON, DICKINSON & CO.
        Manufacturer and marketer of medical and diagnostic products

We continue to feel that many healthcare companies are undervalued, as negative sentiment surrounding reform prospects for the industry prevail.

--------------------------------------------------------------------------
For more complete details about the Fund's Investment Portfolio, see page 9.
A monthly Investment Portfolio Summary and quarterly Portfolio Holdings are available upon request.

SCUDDER QUALITY GROWTH FUND
PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

Dear Shareholders,

     Scudder Quality Growth Fund provided shareholders with a total return of 23.78% for the 12 months ended October 31, 1995. This return includes reinvested distributions of $1.24, of which $1.09 was capital gain and $0.15 was in the form of income. The Fund's performance modestly lagged the 29.23% return of the unmanaged Russell 1000 Growth Index but outpaced that of the average long-term growth fund tracked by Lipper Analytical Services, which returned 22.14%.

     Scudder Quality Growth Fund follows a disciplined approach to stock selection, investing primarily in financially solid U.S. companies with leading market positions and prospects for above-average growth. In selecting these companies, we employ both quantitative and qualitative techniques that take into account such factors as consistency of earnings growth, financial strength, management ability, and valuation.

                           Strong Earnings Environment

     Over the past year, the U.S. stock market has been the beneficiary of low inflation, falling interest rates, and strong earnings--a nearly ideal scenario that few economic prognosticators hoped for. Investors perceive that inflation has all but disappeared as a threat to the financial markets, with indicators such as producer price increases hovering near zero the past several months. The bond market rally of the past year brought the yield on long-term Treasuries down to approximately 6.3% at the end of October, making stocks more attractive relative to bonds. Earnings surprises on the upside have been the rule rather than the exception: During the third quarter of 1995, 60% of S&P 500 companies met or exceeded analysts' earnings expectations. A very strong correlation exists between positive earnings surprises for companies and stock price increases. Finally, demand factors were positive as well, as money flowed into pension plans and mutual funds.

     Several of the year's stronger-performing sectors were well-represented in the portfolio, including technology, healthcare, consumer staples, and financial services. Financial stocks contributed to the Fund's performance, as many stocks in that group benefited from increased earnings driven by falling interest rates. One of the Fund's largest financial holdings, Federal National Mortgage Association, rose more than 50% over the first ten months of 1995. Within the

PORTFOLIO MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

healthcare group, Johnson & Johnson and pharmaceutical companies Merck and Schering-Plough were especially good performers.

     The technology sector merits special discussion, as returns in that group were exceptional over most of the Fund's fiscal year, although some gains were given up in the last three months of this period. While we maintained significant exposure to technology stocks, the Fund's sector limit guidelines in effect preclude our assuming a substantially overweighted position in such a volatile industry. Our approach to this sector is to emphasize fundamental research, and to avoid stocks of companies with deteriorating fundamentals or those reporting quarterly earnings shortfalls--two factors that have historically led to significant disappointments. We have reduced several technology holdings during the year, including semiconductor manufacturer Texas Instruments because of concerns over soft computer memory pricing, and cellular telephone and equipment manufacturer Nokia. At the same time, we have diversified the Fund's exposure within this group, adding to or initiating positions in Applied Materials (semiconductor capital equipment) and 3Com (networking).

                                  Looking Ahead

     Our strategy will continue to focus on identifying companies that exhibit above-average earnings growth. Stable growth companies remain at the core of the portfolio and are characterized by sustainable, consistent and above-average rates of earnings growth. These companies tend to have commanding market shares and high unit growth rates, and participate in markets that are expanding.

     On a macroeconomic level, the major issue we face in the months ahead is whether the U.S. economy is about to turn down or is experiencing a prolonged business cycle that will yield continued strong earnings, underpinning a further surge in stock prices. We believe it is more likely that the U.S. economy is near the end of its four-year expansion, and we are forecasting slower economic growth over the next year, perhaps closer to 1% than 3%. Inflation should remain benign, but the flip side of low inflation is the inability of businesses to increase profits by raising prices. High levels of installment debt are likely to leave the consumer without much discretionary income, which could impact corporate profitability. Moreover, the earnings of many companies have been

SCUDDER QUALITY GROWTH FUND
--------------------------------------------------------------------------------

bolstered by a weak dollar, which promoted exports and made it more difficult for importers to price their goods advantageously versus competing goods made here at home. In recent months, the dollar has recovered somewhat and may head further upward.

     In this slowing economic environment, we believe investors will pay a premium for stable earnings growth. Accordingly, the Fund's heaviest weighting is in consumer staples (19% of the portfolio), represented by such holdings as tobacco and food products market leader Philip Morris and diversified consumer products manufacturer Procter & Gamble. Healthcare continues to be heavily represented in the portfolio, with five of the top ten portfolio holdings drawn from that sector. The Fund's energy group holdings have been scaled back, and several economically sensitive growth companies have been eliminated from the portfolio, including Cooper Tire & Rubber, diversified manufacturer TRW, and specialty steel producer Nucor.

     U.S. equity valuations, while not extreme, are at much higher levels than a year ago and therefore warrant a degree of caution going forward. While the economic and market climate will influence stock selection for the Fund, we do not believe that attempting to time the market is a worthwhile endeavor, and we strive to remain fully invested. The Fund's focus on quality companies with reasonable valuations and prospects for above-average earnings growth should reward investors seeking capital appreciation over the long-term. We believe Scudder Quality Growth Fund will remain an excellent vehicle for stock investors seeking core exposure to the U.S. equity markets.

                         Sincerely,

                         Your Portfolio Management Team

                         /s/Valerie F. Malter                /s/Bruce F. Beaty
                         Valerie F. Malter                   Bruce F. Beaty

                         /s/Michael K. Shields
                         Michael K. Shields

                          Scudder Quality Growth Fund:
                          A Team Approach to Investing

     Scudder Quality Growth Fund is managed by a team of Scudder investment professionals who each play an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by Scudder's large staff of economists, research analysts, traders, and other investment specialists who work in Scudder's offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging Scudder's extensive resources.

     Lead Portfolio Manager Valerie F. Malter joined Scudder in 1995 and is responsible for Scudder Quality Growth Fund's investment strategy and daily operation. Valerie has 10 years of experience as an analyst covering a wide range of industries, and three years of portfolio management experience focusing on the stocks of companies with medium- to large-sized market capitalizations. Bruce F. Beaty, Portfolio Manager, contributes expertise in technology, a role he has filled since the Fund's inception. Bruce joined Scudder in 1991 and has 14 years of investing experience. Michael K. Shields, Portfolio Manager, focuses on the Fund's healthcare stocks. Mike joined the Fund and Scudder in 1992 and has 12 years of experience in the financial industry.

                                     INVESTMENT PORTFOLIO AS OF OCTOBER 31, 1995


                          % of       Principal                                                    Market
                        Portfolio   Amount ($)                                                   Value ($)
----------------------------------------------------------------------------------------------------------
                           4.8%      REPURCHASE AGREEMENT

                                   8,243,000   Repurchase Agreement with State Street
                                                Bank and Trust dated 10/31/95 at 5.85%,
                                                to be repurchased at $8,244,339 on 11/1/95,
                                                collateralized by a $8,600,000 U.S. Treasury
                                                Bill, 3/28/96 (Cost $8,243,000). . . . . . . .  8,243,000
                                                                                               ----------

                           1.3%      SHORT TERM NOTES

                                   2,290,000   Federal Home Loan Mortgage Corp.
                                                Discount Note, 11/1/95 (Cost $2,290,000) . . .  2,290,000
                                                                                               ----------

                           0.9%      PREFERRED STOCKS
                                     Shares
                                ---------------------------------------------------------------------
TECHNOLOGY

COMPUTER SOFTWARE                     10,500   SAP AG (Cost $1,563,993). . . . . . . . . . . .  1,611,139
                                                                                               ----------

                          93.0%       COMMON STOCKS

CONSUMER DISCRETIONARY     9.1%

DEPARTMENT &
CHAIN STORES               4.4%       38,300   May Department Stores . . . . . . . . . . . . .  1,503,275

                                      85,800   Rite Aid Corp.. . . . . . . . . . . . . . . . .  2,316,600

                                      91,200   Wal-Mart Stores Inc.. . . . . . . . . . . . . .  1,972,200

                                      61,200   Walgreen Co.. . . . . . . . . . . . . . . . . .  1,744,200
                                                                                               ----------
                                                                                                7,536,275
                                                                                               ----------
HOTELS & CASINOS           1.0%       78,100   Carnival Corp., Class A . . . . . . . . . . . .  1,815,825
                                                                                               ----------
RESTAURANTS                1.4%       59,100   McDonald's Corp.. . . . . . . . . . . . . . . .  2,423,100
                                                                                               ----------
SPECIALTY RETAIL           2.3%       77,600   Corporate Express, Inc.*. . . . . . . . . . . .  2,027,300
                                     111,100   Intimate Brands, Inc.*. . . . . . . . . . . . .  1,860,925
                                                                                               ----------
                                                                                                3,888,225
                                                                                               ----------
CONSUMER STAPLES          18.1%

ALCOHOL & TOBACCO          3.0%        60,100  Philip Morris Companies Inc.. . . . . . . . . .  5,078,450
                                                                                               ----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                           ----
                                                                             9

SCUDDER QUALITY GROWTH FUND


                               % of                                                                  Market
                             Portfolio     Shares                                                   Value ($)
--------------------------------------------------------------------------------------------------------------

CONSUMER ELECTRONIC &
PHOTOGRAPHIC PRODUCTS           1.1%        36,000     Duracell International Inc. . . . . . . .     1,885,500
                                                                                                  ------------

FOOD & BEVERAGE                 8.9%        90,100     Albertson's Inc.. . . . . . . . . . . . .     2,995,825
                                            25,600     CPC International Inc.. . . . . . . . . .     1,699,200
                                            61,500     ConAgra Inc.. . . . . . . . . . . . . . .     2,375,438
                                            20,400     General Mills, Inc. . . . . . . . . . . .     1,170,450
                                            72,900     PepsiCo Inc.. . . . . . . . . . . . . . .     3,845,475
                                           109,700     Sara Lee Corp.. . . . . . . . . . . . . .     3,222,438
                                                                                                  ------------
                                                                                                    15,308,826
                                                                                                  ------------

PACKAGE GOODS/COSMETICS         5.1%        17,100     Clorox Co.. . . . . . . . . . . . . . . .     1,226,925
                                            24,400     Colgate-Palmolive Co. . . . . . . . . . .     1,689,700
                                            36,100     Gillette Co.. . . . . . . . . . . . . . .     1,746,338
                                            51,400     Procter & Gamble Co.. . . . . . . . . . .     4,163,400
                                                                                                  ------------
                                                                                                     8,826,363
                                                                                                  ------------

HEALTH                         15.5%

BIOTECHNOLOGY                   1.0%        54,908     Guidant Corp. . . . . . . . . . . . . . .     1,757,056
                                                                                                  ------------
HOSPITAL MANAGEMENT             2.8%        98,900     Columbia/HCA Healthcare Corp. . . . . . .     4,858,463
                                                                                                  ------------
MEDICAL SUPPLY
& SPECIALTY                     2.0%        51,500     Becton, Dickinson & Co. . . . . . . . . .     3,347,500
                                                                                                  ------------
PHARMACEUTICALS                 9.7%        20,300     American Home Products Corp.. . . . . . .     1,799,088
                                            31,067     Eli Lilly Co. . . . . . . . . . . . . . .     3,001,841
                                            44,000     Johnson & Johnson . . . . . . . . . . . .     3,586,000
                                            69,400     Merck & Co. Inc.. . . . . . . . . . . . .     3,990,500
                                            21,400     Sandoz Ltd. AG (ADR). . . . . . . . . . .       885,425
                                            62,800     Schering-Plough Corp. . . . . . . . . . .     3,367,650
                                                                                                  ------------
                                                                                                    16,630,504
                                                                                                  ------------

COMMUNICATIONS                  2.6%

CELLULAR TELEPHONE              0.9%        51,700     AirTouch Communications, Inc.*. . . . . .     1,473,450
                                                                                                  ------------

TELEPHONE/
COMMUNICATIONS                  1.7%        46,900     American Telephone & Telegraph Co.. . . .     3,001,600
                                                                                                  ------------
FINANCIAL                       7.8%

BANKS                           1.6%        68,600     State Street Boston Corp. . . . . . . . .     2,666,825
                                                                                                  ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


----
 10

                                                           INVESTMENT PORTFOLIO

                               % of                                                                  Market
                             Portfolio     Shares                                                   Value ($)
--------------------------------------------------------------------------------------------------------------
INSURANCE                       4.3%        45,650     American International Group, Inc.. . . .     3,851,719
                                            31,100     EXEL, Ltd.. . . . . . . . . . . . . . . .     1,663,850
                                            27,500     MBIA Inc. . . . . . . . . . . . . . . . .     1,914,688
                                                                                                  ------------
                                                                                                     7,430,257
                                                                                                  ------------

OTHER FINANCIAL
COMPANIES                       1.9%        30,900     Federal National Mortgage Association . .     3,240,638
                                                                                                  ------------

MEDIA                           6.0%

ADVERTISING                     0.9%        40,900     Interpublic Group of Companies Inc. . . .     1,584,875
                                                                                                  ------------

Broadcasting &
Entertainment                   5.1%        16,800     Capital Cities/ABC Inc. . . . . . . . . .     1,992,900
                                            70,500     Time Warner Inc.. . . . . . . . . . . . .     2,573,250
                                            50,500     Viacom Inc. "B"*. . . . . . . . . . . . .     2,525,000
                                            28,400     Walt Disney Co. . . . . . . . . . . . . .     1,636,550
                                                                                                  ------------
                                                                                                     8,727,700
                                                                                                  ------------
SERVICE INDUSTRIES              7.8%

EDP SERVICES                    3.6%        42,700     First Data Corp.. . . . . . . . . . . . .     2,823,538
                                            71,400     General Motors Corp. "E". . . . . . . . .     3,364,725
                                                                                                  ------------
                                                                                                     6,188,263
                                                                                                  ------------

INVESTMENT                      1.3%        44,700     Dean Witter, Discover & Co. . . . . . . .     2,223,825
                                                                                                  ------------

MISCELLANEOUS
COMMERCIAL SERVICES             1.1%        57,500     Sysco Corp. . . . . . . . . . . . . . . .     1,746,563
                                                                                                  ------------

MISCELLANEOUS
CONSUMER SERVICES               0.8%        34,300     Service Corp. International . . . . . . .     1,376,288
                                                                                                  ------------

PRINTING/PUBLISHING             1.0%        32,200     Reuters Holdings PLC "B" (ADR). . . . . .     1,787,100
                                                                                                  ------------
DURABLES                        4.6%

AEROSPACE                       1.9%        49,200     Boeing Co.. . . . . . . . . . . . . . . .     3,228,750
                                                                                                  ------------
TELECOMMUNICATIONS
EQUIPMENT                       2.7%        27,400     DSC Communications Corp.* . . . . . . . .     1,013,800
                                           108,000     L.M. Ericsson Telephone Co. "B" (ADR) . .     2,306,812
                                            23,400     Nokia AB Oy (ADR) . . . . . . . . . . . .     1,304,550
                                                                                                  ------------
                                                                                                     4,625,162
                                                                                                  ------------

MANUFACTURING                   6.9%

CHEMICALS                       1.5%        54,275     Sigma-Aldrich Corp. . . . . . . . . . . .     2,578,063
                                                                                                  ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                                           ----
                                                                            11

SCUDDER QUALITY GROWTH FUND

                               % of                                                                  Market
                             Portfolio     Shares                                                   Value ($)
--------------------------------------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING       3.5%        38,800     Dover Corp. . . . . . . . . . . . . . . .     1,532,600
                                            50,400     General Electric Co.. . . . . . . . . . .     3,187,800
                                            26,800     Thermo Electron Corp.*. . . . . . . . . .     1,232,800
                                                                                                  ------------
                                                                                                     5,953,200
                                                                                                  ------------
ELECTRICAL PRODUCTS             1.9%        17,400     ASEA AB (ADR) . . . . . . . . . . . . . .     1,705,200
                                            23,000     Emerson Electric Co.. . . . . . . . . . .     1,638,750
                                                                                                  ------------
                                                                                                     3,343,950
                                                                                                  ------------

TECHNOLOGY                     12.4%

COMPUTER SOFTWARE               1.2%        20,000     Microsoft Corp.*. . . . . . . . . . . . .     2,000,000
                                                                                                  ------------

DIVERSE ELECTRONIC
PRODUCTS                        2.5%        32,400     Applied Materials, Inc.*. . . . . . . . .     1,624,050
                                            40,300     Motorola Inc. . . . . . . . . . . . . . .     2,644,688
                                                                                                  ------------
                                                                                                     4,268,738
                                                                                                  ------------

ELECTRONIC DATA PROCESSING      3.4%        32,100     Ceridian Corp.* . . . . . . . . . . . . .     1,396,350
                                            32,700     Hewlett-Packard Co. . . . . . . . . . . .     3,028,838
                                            44,300     Silicon Graphics Inc.*. . . . . . . . . .     1,472,975
                                                                                                  ------------
                                                                                                     5,898,163
                                                                                                  ------------

MILITARY ELECTRONICS            1.5%        88,600     Loral Corp. . . . . . . . . . . . . . . .     2,624,775
                                                                                                  ------------

OFFICE/PLANT AUTOMATION         1.9%        32,900     3Com Corp.* . . . . . . . . . . . . . . .     1,546,300
                                            22,100     Cisco Systems, Inc.*. . . . . . . . . . .     1,712,750
                                                                                                  ------------
                                                                                                     3,259,050
                                                                                                  ------------


SEMICONDUCTORS                  1.9%        42,900     Intel Corp. . . . . . . . . . . . . . . .     2,997,638
                                             2,400     Texas Instruments Inc.. . . . . . . . . .       163,800
                                                                                                  ------------
                                                                                                     3,161,438
                                                                                                  ------------

ENERGY                          2.2%

ENGINEERING                     1.1%        31,500     Fluor Corp. . . . . . . . . . . . . . . .     1,779,750
                                                                                                  ------------

OIL/GAS TRANSMISSION            1.1%        56,100     Enron Corp. . . . . . . . . . . . . . . .     1,928,438
                                                                                                  ------------
                                                       TOTAL COMMON STOCKS (Cost $130,223,071) .   159,452,948
                                                                                                  ------------
--------------------------------------------------------------------------------------------------------------

                                                       TOTAL INVESTMENT PORTFOLIO -- 100.0%
                                                        (Cost $142,320,064) (a). . . . . . . . .   171,597,087
                                                                                                  ------------
                                                                                                  ------------



     *    Non-income producing security.

    (a) The cost for federal income tax purposes was $142,674,052. At October 31, 1995, net unrealized appreciation for all securities based on tax cost was $28,923,035. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $30,371,401 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,448,366.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


----
 12

                                                           FINANCIAL STATEMENTS


                      STATEMENT OF ASSETS AND LIABILITIES


October 31, 1995
------------------------------------------------------------------------------------------------------
ASSETS

Investments, at market (identified cost $142,320,064)
    (Note A). . . . . . . . . . . . . . . . . . . . . . . . . . .                        $ 171,597,087
Cash. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                                  544

Receivables:
    Investments sold. . . . . . . . . . . . . . . . . . . . . . .                            3,008,465
    Fund shares sold. . . . . . . . . . . . . . . . . . . . . . .                            1,560,107
    Dividends and interest. . . . . . . . . . . . . . . . . . . .                              115,188
Deferred organization expenses (Note A) . . . . . . . . . . . . .                                6,174
                                                                                          ------------
         Total assets . . . . . . . . . . . . . . . . . . . . . .                          176,287,565

LIABILITIES

Payables:
    Investments purchased . . . . . . . . . . . . . . . . . . . . $  2,298,001
    Fund shares redeemed. . . . . . . . . . . . . . . . . . . . .      314,092
    Accrued management fee (Note C) . . . . . . . . . . . . . . .       99,885
    Other accrued expenses (Note C) . . . . . . . . . . . . . . .      103,872
                                                                  ------------
         Total liabilities. . . . . . . . . . . . . . . . . . . .                            2,815,850
                                                                                         -------------
Net assets, at market value . . . . . . . . . . . . . . . . . . .                        $ 173,471,715
                                                                                         =============

NET ASSETS

Net assets consist of:

    Undistributed net investment income . . . . . . . . . . . . .                        $     966,778
    Unrealized appreciation on investments. . . . . . . . . . . .                           29,277,023
    Accumulated net realized gain . . . . . . . . . . . . . . . .                            5,417,965
    Shares of beneficial interest . . . . . . . . . . . . . . . .                               94,092
    Additional paid-in capital. . . . . . . . . . . . . . . . . .                          137,715,857
                                                                                         -------------
Net assets, at market value . . . . . . . . . . . . . . . . . . .                        $ 173,471,715
                                                                                         =============
Net asset value, offering and redemption price per
    share ($173,471,715 DIVIDED BY 9,409,227 outstanding
    shares of beneficial interest, $.01 par value,
    unlimited number of shares authorized). . . . . . . . . . . .                               $18.44
                                                                                                ======



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           ----
                                                                            13

SCUDDER QUALITY GROWTH FUND


                            STATEMENT OF OPERATIONS


Year Ended October 31, 1995
------------------------------------------------------------------------------------------------------
INVESTMENT INCOME

Income:
Dividends (net of foreign taxes withheld of $19,678). . . . . . .                        $  2,234,790
Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                             331,505
                                                                                         ------------
                                                                                            2,566,295

Expenses:
Management fee (Note C) . . . . . . . . . . . . . . . . . . . . . $ 953,916
Services to shareholders (Note C) . . . . . . . . . . . . . . . .   352,368
Custodian and accounting fees (Note C). . . . . . . . . . . . . .    82,528
Trustees' fees (Note C) . . . . . . . . . . . . . . . . . . . . .    35,519
Reports to shareholders . . . . . . . . . . . . . . . . . . . . .    68,694
Auditing. . . . . . . . . . . . . . . . . . . . . . . . . . . . .    43,625
Legal . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     9,872
Federal registration. . . . . . . . . . . . . . . . . . . . . . .    10,398
State registration. . . . . . . . . . . . . . . . . . . . . . . .    19,486
Amortization of organization expense (Note A) . . . . . . . . . .     9,946
Other . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    13,192                 1,599,544
                                                                  ---------              ------------
Net investment income . . . . . . . . . . . . . . . . . . . . . .                             966,751
                                                                                         ------------
Net realized and unrealized gain on investments
Net realized gain from investments. . . . . . . . . . . . . . . .                           5,911,775
Net unrealized appreciation on investments
during the period . . . . . . . . . . . . . . . . . . . . . . . .                          23,228,314
                                                                                         ------------
Net gain on investments . . . . . . . . . . . . . . . . . . . . .                          29,140,089
                                                                                         ------------
Net increase in net assets resulting from operations. . . . . . .                        $ 30,106,840
                                                                                         ============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


----
 14

                                                           FINANCIAL STATEMENTS

                      STATEMENTS OF CHANGES IN NET ASSETS


                                                      Years Ended October 31,
                                                   -----------------------------
INCREASE (DECREASE) IN NET ASSETS                       1995           1994
--------------------------------------------------------------------------------
Operations:
Net investment income. . . . . . . . . . . . . . . $     966,751  $   1,114,659
Net realized gain on investments . . . . . . . . .     5,911,775      7,612,915
Net unrealized appreciation (depreciation)
    on investments during the period . . . . . . .    23,228,314     (8,282,506)
                                                   -------------  -------------
Net increase in net assets
    resulting from operations. . . . . . . . . . .    30,106,840        445,068
                                                   -------------  -------------
Distributions to shareholders from:
Net investment income ($.15 and $.08
    per share, respectively)                          (1,069,236)      (573,627)
                                                   -------------  -------------
Net realized gains from investment
    transactions ($1.09 and $.24 per share,
    respectively). . . . . . . . . . . . . . . . .    (7,769,783)    (1,793,533)
                                                   -------------  -------------
Fund share transactions:
Proceeds from shares sold. . . . . . . . . . . . .    62,792,871     30,065,461
Net asset value of shares issued to
    shareholders in reinvestment of
    distributions. . . . . . . . . . . . . . . . .     8,642,766      2,309,792
Cost of shares redeemed. . . . . . . . . . . . . .   (32,495,742)   (43,432,867)
                                                   -------------  -------------
Net increase (decrease) in net assets from
    Fund share transactions. . . . . . . . . . . .    38,939,895    (11,057,614)
                                                   -------------  -------------
Increase (decrease) in net assets. . . . . . . . .    60,207,716    (12,979,706)
Net assets at beginning of period. . . . . . . . .   113,263,999    126,243,705
                                                   -------------  -------------
Net assets at end of period (including
    undistributed net investment income
    of $966,778 and $919,547, respectively). . . . $ 173,471,715  $ 113,263,999
                                                   =============  =============

Other Information
Increase (decrease) in Fund shares
Shares outstanding at beginning of period. . . . .     7,006,138      7,689,455
                                                   -------------  -------------
Shares sold. . . . . . . . . . . . . . . . . . . .     3,794,148      1,895,781
Shares issued to shareholders in reinvestment
    of distributions . . . . . . . . . . . . . . .       595,642        144,448
Shares redeemed. . . . . . . . . . . . . . . . . .    (1,986,701)    (2,723,546)
                                                   -------------  -------------
Net increase (decrease) in Fund shares . . . . . .     2,403,089       (683,317)
                                                   -------------  -------------
Shares outstanding at end of period. . . . . . . .     9,409,227      7,006,138
                                                   =============  =============



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                                           ----
                                                                            15

SCUDDER QUALITY GROWTH FUND
FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.


                                                                                           For the Period
                                                                                            May 15, 1991
                                                                                           (commencement
                                                             Years Ended October 31,       of operations)
                                                      -----------------------------------  to October 31,
                                                       1995      1994      1993      1992       1991
                                                      ---------------------------------------------------
Net asset value, beginning of period. . . . . . . . . $16.17    $16.42    $15.30    $13.65     $12.00
                                                      ------    ------    ------    ------     ------
Income from investment operations:
 Net investment income (a). . . . . . . . . . . . . .    .11       .16       .06       .02        .03
 Net realized and unrealized gain (loss) on
   investments. . . . . . . . . . . . . . . . . . . .   3.40      (.09)     1.09      1.68       1.62
                                                      ------    ------    ------    ------     ------
Total from investment operations. . . . . . . . . . .   3.51       .07      1.15      1.70       1.65
                                                      ------    ------    ------    ------     ------
Less distributions from:
 Net investment income. . . . . . . . . . . . . . . .   (.15)     (.08)     (.03)     (.03)        --
 Net realized gains on investment transactions. . . .  (1.09)     (.24)       --      (.02)        --
                                                      ------    ------    ------    ------     ------
Total distributions . . . . . . . . . . . . . . . . .  (1.24)     (.32)     (.03)     (.05)        --
                                                      ------    ------    ------    ------     ------
Net asset value, end of period. . . . . . . . . . . . $18.44    $16.17    $16.42    $15.30     $13.65
                                                      ======    ======    ======    ======     ======
Total Return (%). . . . . . . . . . . . . . . . . . .  23.78       .39      7.49     12.47      13.75**
Ratios and Supplemental Data
Net assets, end of period ($ millions). . . . . . . .    173       113       126       101         30
Ratio of operating expenses net, to average daily
 net assets (%) (a) . . . . . . . . . . . . . . . . .   1.17      1.25      1.20      1.25       1.25*
Ratio of net investment income to average daily
 net assets (%) . . . . . . . . . . . . . . . . . . .    .71       .96       .39       .24        .83*
Portfolio turnover rate (%) . . . . . . . . . . . . .   91.6     119.7     111.4      27.4       11.5*
(a) Reflects a per share amount of expenses,
      exclusive of management fees, reimbursed
      by the Adviser of . . . . . . . . . . . . . . . $   --    $   --    $   --    $   --     $  .01
    Reflects a per share amount of management
      fee not imposed by the Adviser of . . . . . . . $   --    $   --    $   --    $  .01     $  .02
    Operating expense ratio including expenses
      reimbursed, management fee and other
      expenses not imposed (%). . . . . . . . . . . .     --        --        --      1.40       2.67*


*   Annualized
**  Not annualized


----
 16

                                                  NOTES TO FINANCIAL STATEMENTS

A.  SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

Scudder Quality Growth Fund (the "Fund") is a diversified series of Scudder Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

SECURITY VALUATION. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the National Association of Securities Dealers Automatic Quotation ("NASDAQ") System, for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the high or "inside" bid quotation. Securities which are not quoted on the NASDAQ System but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable


                                                                           ----
                                                                            17

SCUDDER QUALITY GROWTH FUND

income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTION OF INCOME AND GAINS. Distributions of net investment income are made annually. During any particular year net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. The differences primarily relate to investments in certain securities sold at a loss. As a result, net investment income (loss) and net realized gain
(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

ORGANIZATION COSTS. Costs incurred by the Fund in connection with its organization and initial registration of shares have been deferred and are being amortized on a straight-line basis over a five-year period.

OTHER. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

B.  PURCHASES AND SALES OF SECURITIES
-------------------------------------------------------------------------------

For the year ended October 31, 1995, purchases and sales of investment securities (excluding short-term investments) aggregated $140,424,234 and $120,765,280, respectively.

C.  RELATED PARTIES
-------------------------------------------------------------------------------

Under the Fund's Investment Management Agreement (the "Agreement") with Scudder, Stevens & Clark, Inc. (the "Adviser"), the Fund pays the Adviser a fee equal to an annual rate of 0.70% of the


----
 18

                                                  NOTES TO FINANCIAL STATEMENTS

Fund's average daily net assets, computed and accrued daily and payable monthly. As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Agreement. The Agreement provides that if the Fund's expenses, exclusive of taxes, interest, and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. In addition, the Adviser has agreed not to impose all or a portion of its management fee until February 29, 1996 in order to maintain the annualized expenses of the Fund at not more than 1.25% of average daily net assets. For the year ended October 31, 1995, the fee pursuant to the Agreement amounted to $953,916.

Scudder Service Corporation ("SSC"), a wholly-owned subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the year ended October 31, 1995, the amount charged by SSC aggregated $306,800, of which $36,234 is unpaid at October 31, 1995.

Scudder Fund Accounting Corporation ("SFAC"), a wholly-owned subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the year ended October 31, 1995, the amount charged to the Fund by SFAC aggregated $52,477, of which $4,436 is unpaid at October 31, 1995.

The Fund pays each of its Trustees not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the year ended October 31, 1995, Trustees fees aggregated $35,519.


                                                                           ----
                                                                            19

SCUDDER QUALITY GROWTH FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE TRUSTEES OF SCUDDER INVESTMENT TRUST AND THE SHAREHOLDERS OF SCUDDER QUALITY GROWTH FUND:

We have audited the accompanying statement of assets and liabilities of Scudder Quality Growth Fund including the investment portfolio, as of October 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and for the period May 15, 1991 (commencement of operations) to October 31, 1991. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder Quality Growth Fund as of October 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, and for the period May 15, 1991 (commencement of operations) to October 31, 1991 in conformity with generally accepted accounting principles.


Boston, Massachusetts                                  COOPERS & LYBRAND L.L.P.
December 13, 1995


----
 20

                                                                TAX INFORMATION
--------------------------------------------------------------------------------
The Fund will mail shareholders IRS Form 1099-Div in late January, summarizing ALL taxable distributions paid for 1995.

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $3,087,104 as capital gain dividends for the year ended October 31, 1995.

Pursuant to section 854 of the Internal Revenue Code, the Fund designates $2,247,158 as dividends eligible for the dividends received deduction for corporations for the year ended October 31, 1995.

                                                           OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------
Daniel Pierce*
    President and Trustee
Henry P. Becton, Jr.
    Trustee; President and General Manager, WGBH Educational Foundation
Dudley H. Ladd*
    Trustee
George M. Lovejoy, Jr.
    Trustee; President and Director, Fifty Associates
Wesley W. Marple, Jr.
    Trustee; Professor of Business Administration, Northeastern University
Juris Padegs*
    Trustee
Jean C. Tempel
    Trustee; General Partner,
    TL Ventures
Bruce F.  Beaty*
    Vice President
Jerard K. Hartman*
    Vice President
Robert T. Hoffman*
    Vice President
Thomas W. Joseph*
    Vice President
David S. Lee*
    Vice President
Douglas M. Loudon*
    Vice President
Valerie F. Malter*
    Vice President
Thomas F. McDonough*
    Vice President, Secretary and Assistant Treasurer
Pamela A. McGrath*
    Vice President and Treasurer
Edward J. O'Connell*
    Vice President and Assistant Treasurer
Coleen Downs Dinneen*
    Assistant Secretary

*Scudder, Stevens & Clark, Inc.

INVESTMENT PRODUCTS AND SERVICES
--------------------------------------------------------------------------------

 The Scudder Family of Funds
 -----------------------------------------------------------------------------------------------------------------
                 Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder GNMA Fund
                 Tax Free Money Market+                                Scudder Income Fund
                   Scudder Tax Free Money Fund                         Scudder International Bond Fund
                   Scudder California Tax Free Money Fund*             Scudder Short Term Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Global Income Fund
                 Tax Free+                                             Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                 Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                 Growth and Income                                     Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund

 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans

 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.

 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

     For complete information on any of the above Scudder funds,  including management fees and expenses,  call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal,  state,  and local taxes.  *Not  available in all states.  +++A no-load  variable annuity  contract  provided by Charter  National Life Insurance  Company and its affiliate, offered by Scudder's insurance agencies,  1-800-225-2470.  #These funds, advised by Scudder, Stevens & Clark,
     Inc.  are  traded on  various  stock  exchanges.  ++For  information  on  Scudder  Treasurers  Trust,(TM)  an institutional  cash  management  service that utilizes  certain  portfolios of Scudder Fund,  Inc.  ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER
--------------------------------------------------------------------------------

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------

                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your Scudder accounts;
                                         exchanges and redemptions; or information on any Scudder fund
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890

 Investment Information
 -------------------------------------------------------------------------------------------------------------

                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105

 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------

                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291

 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------

                                         Many  shareholders  enjoy the  personal,  one-on-one  service of the
                                         Scudder  Funds  Centers.  Check for a Funds Center near you--they can be found in the following cities:

                                         Boca Raton                               New York
                                         Boston                                   Portland, OR
                                         Chicago                                  San Diego
                                         Cincinnati                               San Francisco
                                         Los Angeles                              Scottsdale
 -------------------------------------------------------------------------------------------------------------

                                         For information on Scudder               For information on Scudder
                                         Treasurers Trust,(TM) an institutional   Institutional Funds,* funds
                                         cash management service for              designed to meet the broad
                                         corporations, non-profit                 investment management and
                                         organizations and trusts that uses       service needs of banks and
                                         certain portfolios of Scudder Fund,      other institutions, call
                                         Inc.* ($100,000 minimum), call           1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

     Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor
     Services, Inc., Distributor.

*    Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors
--------------------------------------------------------------------------------

     Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

     Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.

                            SCUDDER INVESTMENT TRUST

                            PART C. OTHER INFORMATION

Item 24.          Financial Statements and Exhibits
--------          ---------------------------------

                  a.       Financial Statements

                           Included in Part A:
                           -------------------

                                    For Scudder Growth and Income Fund:
                                    Financial highlights for the ten fiscal years ended
                                    December 31, 1994


                                    For Scudder Quality Growth Fund:
                                    Financial Highlights for the period May 15, 1991
                                    (commencement of operations) to October 31, 1991 and for the four fiscal years ended October 31, 1995
                                    (Incorporated by reference to Post-Effective Amendment No.
                                    72 to the Registration Statement.)

                           Included in the Part B:
                           -----------------------

                                    For Scudder Growth and Income Fund:
                                    Investment Portfolio as of December 31, 1994
                                    Statement of Assets and Liabilities as of December 31, 1994
                                    Statement of Operations for the year ended December 31, 1994
                                    Statements of Changes in Net Assets for the two fiscal years ended December 31, 1994
                                    Financial Highlights for the ten fiscal years ended December 31, 1994
                                    Notes to Financial Statements
                                    Report of Independent Accountants

                                    For Scudder Quality Growth Fund:
                                    Investment Portfolio as of October 31, 1995
                                    Statement of Assets and Liabilities as of October 31, 1995
                                    Statement of Operations for the fiscal year ended October 31, 1995
                                    Statements of Changes in Net Assets for the three fiscal years ended October 31, 1995
                                    Financial Highlights for the period May 15, 1991 (commencement of operations) to
                                    October 31, 1991 and for the four fiscal years ended October 31, 1995
                                    Notes to Financial Statements
                                    Report of Independent Accountants
                                    (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration
                                    Statement.)

                           Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

                   b.        Exhibits:

                                              All references are to the Registrant's Registration Statement on
                                              Form N-1A filed with the Securities and Exchange Commission.  File
                                              Nos. 2-13628 and 811-43. ("Registration Statement").


                                 Part C - Page 1



                             1.       (a)(1)  Amended and Restated Declaration of Trust dated November 4, 1987 is incorporated by reference to Post-Effective Amendment No. 58 to the
                                              Registration Statement.

                                      (a)(2)  Amendment to Amended and Restated Declaration of Trust dated
                                              November 14, 1990 is incorporated by reference to Post-Effective
                                              Amendment No. 61 to the Registration Statement ("Post-Effective
                                              Amendment No. 61").

                                      (a)(3)  Certificate of Amendment of Declaration of Trust dated February 12,
                                              1991 is incorporated by reference to Post-Effective Amendment No. 62 to the Registration Statement ("Post-Effective Amendment No. 62").

                                      (b)     Establishment and Designation of Series of Shares of Beneficial
                                              Interest, $0.01 par value, with respect to Scudder Growth and Income
                                              Fund and Scudder Quality Growth Fund is incorporated by reference to
                                              Post-Effective Amendment No. 61.

                             2.       (a)     By-Laws of the Registrant dated September 20, 1984 are incorporated by reference to Post-Effective Amendment No. 54 to the Registration
                                              Statement.

                                      (b)     Amendment to By-Laws of the Registrant dated August 13, 1991 is incorporated by reference to Post-Effective Amendment No. 64 to the
                                              Registration Statement ("Post-Effective Amendment No. 64").

                                      (c)     Amendment to By-Laws of the Registrant dated November 12, 1991 is incorporated by reference to Post-Effective Amendment No. 67 to the
                                              Registration Statement.

                             3.               Inapplicable.

                             4.               Specimen certificate representing shares of beneficial interest with
                                              $0.01 par value of Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59 to the Registration
                                              Statement ("Post-Effective Amendment No. 59").

                             5.       (a)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder, Stevens & Clark, Inc.
                                              ("Scudder") dated November 14, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 61.

                                      (b)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Quality Growth Fund) and Scudder dated May 9, 1991 is incorporated by reference to Post-Effective Amendment No. 63 to the
                                              Registration Statement.

                                      (c)     Investment Management Agreement between the Registrant (on behalf of
                                              Scudder Growth and Income Fund) and Scudder dated August 10, 1993 is incorporated by reference to Post-Effective Amendment No. 71.

                                 Part C - Page 2

                             6.               Underwriting Agreement between the Registrant and Scudder Investor
                                              Services, Inc., formerly Scudder Fund Distributors, Inc., dated
                                              September 10, 1985 is incorporated by reference to Post-Effective
                                              Amendment No. 56 to the Registration Statement.

                             7.               Inapplicable.

                             8.       (a)(1)  Custodian Agreement between the Registrant (on behalf of Scudder
                                              Growth and Income Fund) and State Street Bank and Trust Company
                                              ("State Street Bank") dated December 31, 1984 is incorporated by reference to Post-Effective Amendment No. 57 to the Registration
                                              Statement ("Post-Effective Amendment No. 57").

                                      (a)(2)  Amendment dated April 1, 1985 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 60 to the Registration Statement
                                              ("Post-Effective Amendment No. 60").

                                      (a)(3)  Amendment dated August 8, 1987 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 59.

                                      (a)(4)  Amendment dated August 9, 1988 to the Custodian Agreement between the Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 59.

                                      (a)(5)  Amendment dated July 29, 1991 to the Custodian Agreement between the
                                              Registrant and State Street Bank is incorporated by reference to
                                              Post-Effective Amendment No. 64.

                                      (a)(6)  Custodian fee schedule for Scudder Growth and Income Fund is incorporated by reference to Post-Effective Amendment No. 59.

                                      (a)(7)  Custodian fee schedule for Scudder Quality Growth Fund is incorporated by reference to Post-Effective Amendment No. 64.

                                      (b)     Subcustodian Agreement with fee schedule between State Street Bank and The Bank of New York, London office, dated December 31, 1978 is incorporated by reference to Post-Effective Amendment No. 44 to the
                                              Registration Statement.

                                      (c)(1)  Subcustodian Agreement between State Street Bank and The Chase
                                              Manhattan Bank, N.A. dated September 1, 1986 is incorporated by reference to Post-Effective Amendment No. 57 to the Registration
                                              Statement.

                                      (d)     Custodian fee schedule for Scudder Quality Growth Fund and Scudder
                                              Growth and Income Fund is incorporated by reference to
                                              Post-Effective Amendment No. 72 to the Registration Statement.

                             9.       (a)(1)  Transfer Agency and Service Agreement with fee schedule between the
                                              Registrant and Scudder Service Corporation dated October 2, 1989 is incorporated by reference to Post-Effective Amendment No. 60.

                                 Part C - Page 3

                                      (a)(2)  Form of revised fee schedule dated October 1, 1995 for Exhibit
                                              9(a)(1) is filed herein.

                                      (b)(1)  COMPASS Service Agreement and fee schedule with Scudder Trust
                                              Company dated January 1, 1990 is incorporated by reference to
                                              Post-Effective Amendment No. 60.

                                      (b)(2)  COMPASS and TRAK 2000 Service Agreement between Scudder Trust
                                              Company and the Registrant dated October 1, 1995 is filed herein.

                                      (c)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Quality Growth Fund and Scudder Fund Accounting
                                              Corporation dated November 1, 1994 is incorporated by reference to
                                              Post-Effective Amendment No. 72.

                                      (d)     Fund Accounting Services Agreement between the Registrant, on behalf of Scudder Growth and Income Fund and Scudder Fund Accounting
                                              Corporation dated October 17, 1994 is filed herein.

                                      (e)     Inapplicable.

                                      (f)(1)  Shareholder Services Agreement between the Registrant and Charles
                                              Schwab & Co., Inc. dated June 1, 1990 is incorporated by reference to Post-Effective Amendment No. 61.

                                      (f)(2)  Service Agreement between Copeland Associates, Inc. and Scudder
                                              Service Corporation (on behalf of Scudder Quality Growth Fund) dated
                                              June 8, 1995 is filed herein

                             10.              Inapplicable.

                             11.              Consent of Independent Accountants is filed herein.

                             12.              Inapplicable.

                             13.              Inapplicable.

                             14.      (a)     Scudder Flexi-Plan for Corporations and Self-Employed Individuals is
                                              incorporated by reference to Scudder Equity Trust, Post-Effective
                                              Amendment No. 12 to its Registration Statement on Form N-1A [File
                                              Nos. 2-78724 and 811-1444] filed on December 2, 1988 ("Equity Trust
                                              Post-Effective Amendment No. 12").

                                      (b)     Scudder Individual Retirement Plan is incorporated by reference to
                                              Equity Trust Post-Effective Amendment No. 12.

                                      (c)     SEP-IRA is incorporated by reference to Equity Trust Post-Effective
                                              Amendment No. 12.

                                      (d)     Scudder Funds 403(b) Plan is incorporated by reference to Equity
                                              Trust Post-Effective Amendment No. 12.

                                 Part C - Page 4

                                      (e)     Scudder Cash or Deferred Profit Sharing Plan under Section 401(k) is incorporated by reference to Equity Trust Post-Effective Amendment
                                              No. 12.

                             15.              Inapplicable.

                             16.              Schedule for Computation of Performance Quotation is incorporated by reference to Post-Effective Amendment No. 59.  Power of Attorney is
                                              incorporated by reference to the Signature Page of Post-Effective
                                              Amendment No. 13 to the Registration Statement filed February 22,
                                              1991.

                             17.              Article 6 Financial Data Schedule is filed herein.


Item 25.          Persons Controlled by or under Common Control with Registrant.
--------          --------------------------------------------------------------

                  None

Item 26.          Number of Holders of Securities (as of February 1, 1996).
--------          ---------------------------------------------------------
                                         (1)                                              (2)
                                   Title of Class                            Number of Record Shareholders
                                   --------------                            -----------------------------

                   Shares of beneficial interest
                   ($0.01 par value):

                   Scudder Growth and Income Fund                                       ______
                   Scudder Quality Growth Fund                                          ______

Item 27.          Indemnification.
--------          ----------------

                  A policy of insurance covering Scudder, Stevens & Clark, Inc. its subsidiaries including Scudder Investor Services, Inc., and all of the registered investment companies advised by Scudder, Stevens & Clark, Inc. insures the
                  Registrant's Trustees and officers and others against liability arising by reason of an alleged breach of duty caused by any negligent act, error or accidental omission in the scope of their duties.

                  Article IV, Sections 4.1-4.3 of Registrant's Declaration of Trust provide as follows:

                           Section 4.1. No Personal Liability of Shareholders, Trustees, etc. No
                           Shareholder shall be subject to any personal liability whatsoever to any Person in connection with Trust Property or the acts, obligations or affairs of the Trust.  No Trustee, officer, employee or agent of the Trust shall be subject to any personal liability whatsoever to any Person, other than to the Trust or its Shareholders, in connection with Trust Property or the affairs of the Trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such Person; and all such Persons shall look solely to the Trust Property for satisfaction of claims of any nature arising in connection with the affairs of the
                           Trust.  If any Shareholder, Trustee, officer, employee, or agent, as such, of the Trust, is made a party to any suit or proceeding to enforce any such liability of the Trust, he shall not, on account thereof, be held to any personal liability.  The Trust shall indemnify and hold each Shareholder harmless from and against all claims and liabilities, to which such Shareholder may become subject by reason of his being or having been a Shareholder, and shall reimburse such Shareholder for all legal and other expenses reasonably incurred by him in connection with any such claim or liability.  The indemnification and reimbursement required by the preceding sentence shall be made only out of the assets of the one or


                                 Part C - Page 5

                           more series of which the shareholder who is entitled to
                           indemnification or reimbursement was a Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said shareholder.  The rights accruing to a Shareholder under this Section 4.1 shall not impair any other right to which such
                           Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust to indemnify or reimburse a
                           Shareholder in any appropriate situation even though not specifically provided herein.

                           Section 4.2. Non-Liability of Trustees, etc. No Trustee, officer, employee or agent of the Trust shall be liable to the Trust, its
                           Shareholders, or to any Shareholder, Trustee, officer, employee, or agent thereof for any action or failure to act (including without limitation the failure to compel in any way any former or acting
                           Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                           Section 4.3 Mandatory Indemnification. (a) Subject to the exceptions and limitations contained in paragraph (b) below:

                                    (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the
                                    fullest extent permitted by law against all liability and
                                    against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in
                                    which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

                                    (ii) the words "claim," "action," "suit," or "proceeding"
                                    shall apply to all claims, actions, suits or proceedings
                                    (civil, criminal, administrative, or other, including
                                    appeals), actual or threatened; and the words "liability"
                                    and "expenses" shall include, without limitation, attorneys'
                                    fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

                           (b) No indemnification shall be provided hereunder to a Trustee or officer:

                                    (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a
                                    court or other body before which a proceeding was brought
                                    that he engaged in willful misfeasance, bad faith, gross
                                    negligence or reckless disregard of the duties involved in the conduct of his office;

                                    (ii) with respect to any matter as to which he shall have
                                    been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best
                                    interest of the Trust;

                                    (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph
                                    (b)(i) or (b)(ii) resulting in a payment by a Trustee or
                                    officer, unless there has been a determination that such
                                    Trustee or officer did not engage in willful misfeasance,
                                    bad faith, gross negligence or reckless disregard of the
                                    duties involved in the conduct of his office;

                                            (A) by the court or other body approving the
                                            settlement or other disposition; or

                                            (B) based upon a review of readily available facts
                                            (as opposed to a full trial-type inquiry) by (x)
                                            vote of a majority of the Disinterested Trustees
                                            acting on the matter (provided that a majority of
                                            the Disinterested Trustees then in office act on
                                            the matter) or (y) written opinion of independent
                                            legal counsel.

                                 Part C - Page 6

                           (c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person.  Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

                           (d)  Expenses of preparation and presentation of a defense to any claim, action, suit, or proceeding of the character described in paragraph (a) of this Section 4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient, to repay such amount if it is ultimately determined that he is not entitled to indemnification under this
                           Section 4.3, provided that either:

                                    (i) such undertaking is secured by a surety bond or some
                                    other appropriate security provided by the recipient, or the
                                    Trust shall be insured against losses arising out of any
                                    such advances; or

                                    (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the Disinterested
                                    Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type
                                    inquiry), that there is reason to believe that the recipient ultimately will be found entitled to indemnification.

                                    As used in this Section 4.3, a "Disinterested Trustee" is
                                    one who is not (i) an "Interested Person" of the Trust
                                    (including anyone who has been exempted from being an
                                    "Interested Person" by any rule, regulation or order of the
                                    Commission), or (ii) involved in the claim, action, suit or proceeding.

Item 28.          Business or Other Connections of Investment Adviser
--------          ---------------------------------------------------

                  The Adviser has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities.  Such persons are not considered officers for the purpose of this Item 28.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Director, Scudder, Stevens & Clark, Inc. (investment adviser)**

Lynn S. Birdsong           Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Supervisory Director, The Latin America Income and Appreciation Fund N.V. (investment company) +
                           Supervisory Director, The Venezuela High Income Fund N.V. (investment company) xx
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae  Mortgage Securities I
                                 & II (investment company) +
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A. (investment manager) #
                           Trustee, Scudder Funds Trust (investment company)*
                           President & Director, The Latin America Dollar Income Fund, Inc.  (investment company)**
                           President & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**


                                 Part C - Page 7

                           Director, Inverlatin Dollar Income Fund, Inc. (investment company) Georgetown, Grand
                                 Cayman, Cayman Islands
                           Director, ProMexico Fixed Income Dollar Fund, Inc. (investment company) Georgetown,
                                 Grand Cayman, Cayman Islands
                           Director, Canadian High Income Fund (investment company)#
                           Director, Hot Growth Companies Fund (investment company)#
                           Partner, George Birdsong Co., Rye, NY

Nicholas Bratt             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           President & Director, The Brazil Fund, Inc. (investment company)**
                           President & Director, The First Iberian Fund, Inc. (investment company)**
                           President & Director, Scudder International Fund, Inc.  (investment company)**
                           President & Director, Scudder Global Fund, Inc. (Director only on Scudder Global Fund, a series of Scudder Global Fund, Inc.) (investment company)**
                           President & Director, The Korea Fund, Inc. (investment company)**
                           President & Director, Scudder New Asia Fund, Inc. (investment company)**
                           President, The Argentina Fund, Inc. (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Vice President, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Vice President, Scudder, Stevens & Clark Overseas Corporationoo

Linda C. Coughlin          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Director, Scudder Investor Services, Inc. (broker/dealer)**
                           President & Trustee, AARP Cash Investment Funds  (investment company)**
                           President & Trustee, AARP Growth Trust (investment company)**
                           President & Trustee, AARP Income Trust (investment company)**
                           President & Trustee, AARP Tax Free Income Trust  (investment company)**
                           Director, SFA, Inc. (advertising agency)*

Margaret D. Hadzima        Director, Scudder, Stevens & Clark, Inc. (investment adviser)*
                           Assistant Treasurer, Scudder Investor Services, Inc. (broker/dealer)*

Jerard K. Hartman          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder California Tax Free Trust (investment company)*
                           Vice President, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Cash Investment Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder GNMA Fund (investment company)*
                           Vice President, Scudder Portfolio Trust (investment company)*
                           Vice President, Scudder International Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President, Scudder Municipal Trust (investment company)*
                           Vice President, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President, Scudder New Asia Fund, Inc. (investment company)**
                           Vice President, Scudder New Europe Fund, Inc. (investment company)**
                           Vice President, Scudder Securities Trust (investment company)*
                           Vice President, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder Funds Trust (investment company)*
                           Vice President, Scudder Tax Free Money Fund (investment company)*
                           Vice President, Scudder Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund (investment company)*


                                 Part C - Page 8

                           Vice President, Scudder Variable Life Investment Fund (investment company)*
                           Vice President, The Brazil Fund, Inc. (investment company)**
                           Vice President, The Korea Fund, Inc. (investment company)**
                           Vice President, The Argentina Fund, Inc. (investment company)**
                           Vice President & Director, Scudder, Stevens & Clark of Canada, Ltd. (Canadian
                                 investment adviser) Toronto, Ontario, Canada
                           Vice President, The First Iberian Fund, Inc. (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**

Richard A. Holt            Director, Scudder, Stevens & Clark, Inc. (investment adviser)++
                           Vice President, Scudder Variable Life Investment Fund (investment company)*

Dudley H. Ladd             Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Senior Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)*
                           President & Director, SFA, Inc. (advertising agency)*
                           Vice President & Trustee, Scudder Cash Investment Trust  (investment company)*
                           Trustee, Scudder Investment Trust (investment company)*
                           Trustee, Scudder Portfolio Trust (investment company)*
                           Trustee, Scudder Municipal Trust (investment company)*
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Scudder U.S. Treasury Money Fund  (investment company)*

Douglas M. Loudon          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, Scudder Investment Trust (investment company)*
                           Vice President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Trustee, Scudder Securities Trust (investment company)*
                           Vice President, AARP Cash Investment Funds (investment company)**
                           Vice President, AARP Growth Trust (investment company)**
                           Vice President, AARP Income Trust (investment company)**
                           Vice President, AARP Tax Free Income Trust (investment company)**
                           Vice President, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Senior Vice President, Scudder Investor Services, Inc. (broker/dealer)*
                           Vice President, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser)
                                 Toronto, Ontario, Canada
                           Chairman, World Capital Fund (investment company) Luxembourg ##
                           Managing Director, Kankaku - Scudder Capital Asset Management Corporation (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           President, The Japan Fund, Inc. (investment company)**
                           Trustee, Scudder, Stevens & Clark Supplemental Retirement Income Plan
                           Trustee, Scudder, Stevens & Clark Profit Sharing Plan **
                           Chairman & Director, The World Capital Fund (investment company) Luxembourg
                           Chairman & Director, Scudder, Stevens & Clark (Luxembourg), S.A., Luxembourg#
                           Chairman, Canadian High Income Fund (investment company) #
                           Chairman, Hot Growth Companies Fund (investment company) #
                           Vice President & Director, Scudder Precious Metals, Inc. xxx
                           Director, Berkshire Farm & Services for Youth
                           Board of Governors & President, Investment Counsel Association of America

John T. Packard            Director, Scudder, Stevens & Clark, Inc. (investment adviser)**


                                 Part C - Page 9

                           President, Montgomery Street Income Securities, Inc. (investment company) o
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x

Juris Padegs               Secretary & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, The Brazil Fund, Inc.  (investment company)**
                           Vice President & Trustee, Scudder Equity Trust (investment company)*
                           Chairman & Director, The First Iberian Fund, Inc. (investment company)**
                           Trustee, Scudder Funds Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Global Fund, Inc. (investment company)**
                           Trustee, Scudder Investment Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder International Fund, Inc.
                                 (investment company)**
                           Vice President, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Trustee, Scudder Municipal Trust (investment company)*
                           Vice President & Assistant Secretary, Scudder Mutual Funds, Inc. (investment company)**
                           Vice President & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President, Assistant Secretary & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Vice President & Trustee, Scudder Tax Free Money Fund (investment company)*
                           Trustee, Scudder Tax Free Trust (investment company)*
                           Chairman & Director, The Korea Fund, Inc. (investment company)**
                           Vice President & Director, The Argentina Fund, Inc. (investment company)**
                           Secretary, Scudder, Stevens & Clark of Canada Ltd. (Canadian investment adviser),
                                 Toronto, Ontario, Canada
                           Vice President & Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Assistant Secretary, SFA, Inc. (advertising agency)*
                           Vice President & Director, Scudder Investor Services, Inc. (broker/dealer)**
                           Assistant Treasurer & Director, Kankaku - Scudder Capital Asset Management (investment adviser)**
                           Chairman & Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Chairman & Supervisory Director, Sovereign High Yield Investment Company N.V.
                                 (investment company) +
                           Director, President Investment Trust Corporation (Joint Venture)***
                           Vice President, Scudder World Income Opportunities Fund, Inc. (investment company)**
                           Director, Vice President & Assistant Secretary, Scudder Precious Metals, Inc. xxx
                           Vice President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman, Scudder, Stevens & Clark Overseas Corporationoo
                           Director, Scudder Trust (Cayman) Ltd. (trust services company)xxx
                           Director, ICI Mutual Insurance Company, Inc., Washington, D.C.
                           Director, Baltic International USA
                           Director, Baltic International Airlines (a limited liability company) Riga, Latvia

Daniel Pierce              Chairman & Director, Scudder New Europe Fund, Inc. (investment company)**
                           Trustee, California Tax Free Trust (investment company)*
                           President & Trustee, Scudder Equity Trust (investment company)**
                           Director, The First Iberian Fund, Inc. (investment company)**
                           President & Trustee, Scudder GNMA Fund (investment company)*
                           President & Trustee, Scudder Portfolio Trust (investment company)*


                                Part C - Page 10

                           President & Trustee, Scudder Funds Trust (investment company)*
                           President & Director, Scudder Institutional Fund, Inc. (investment company)**
                           President & Director, Scudder Fund, Inc. (investment company)**
                           Director, Scudder International Fund, Inc. (investment company)**
                           President & Trustee, Scudder Investment Trust (investment company)*
                           Vice President & Trustee, Scudder Municipal Trust (investment company)*
                           President & Director, Scudder Mutual Funds, Inc. (investment company)**
                           Director, Scudder New Asia Fund, Inc. (investment company)**
                           President & Trustee, Scudder Securities Trust (investment company)**
                           Trustee, Scudder State Tax Free Trust (investment company)*
                           Vice President & Trustee, Scudder Variable Life Investment Fund (investment company)*
                           Director, The Brazil Fund, Inc. (until 7/94) (investment company)**
                           Vice President & Assistant Treasurer, Montgomery Street Income Securities, Inc.
                                 (investment company)o
                           Vice President & Director, Scudder Global Fund, Inc.  (investment company)**
                           Vice President, Director & Assistant Treasurer, Scudder Investor Services, Inc.
                                 (broker/dealer)*
                           President & Director, Scudder Service Corporation (in-house transfer agent)*
                           Chairman & President, Scudder, Stevens & Clark of Canada, Ltd. (Canadian investment adviser), Toronto, Ontario, Canada
                           Chairman, Assistant Treasurer & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           President & Director, Scudder Precious Metals, Inc. xxx
                           Chairman & Director, Scudder Global Opportunities Funds (investment company) Luxembourg
                           Chairman, Scudder, Stevens & Clark, Ltd. (investment adviser) London, England
                           Director, Scudder Fund Accounting Corporation (in-house fund accounting agent)*
                           Director, Scudder Realty Holdings Corporation (a real estate holding company)*
                           Director, Scudder Latin America Investment Trust PLC (investment company)@
                           Incorporator, Scudder Trust Company (a trust company)+++
                           Director, Fiduciary Trust Company (banking & trust company) Boston, MA
                           Director, Fiduciary Company Incorporated (banking & trust company) Boston, MA
                           Trustee, New England Aquarium, Boston, MA

Cornelia M. Small          Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Vice President, Scudder Global Fund, Inc. (investment company)**
                           Vice President, AARP Cash Investment Funds (investment company)*
                           Vice President, AARP Growth Trust (investment company)*
                           Vice President, AARP Income Trust (investment company)*
                           Vice President, AARP Tax Free Income Trust (investment company)*

Edmond D. Villani          President & Director, Scudder, Stevens & Clark, Inc. (investment adviser)**
                           Chairman & Director, Scudder Global Fund, Inc. (investment company)**
                           Chairman & Director, Scudder International Fund, Inc. (investment company)**
                           Chairman & Director, Scudder New Asia Fund, Inc. (investment company)**
                           Trustee, Scudder Securities Trust (investment company)*
                           Chairman & Director, The Argentina Fund, Inc. (investment company)**
                           Director, Scudder Realty Advisors, Inc. (realty investment adviser) x
                           Supervisory Director, Scudder Mortgage Fund (investment company) +
                           Chairman & Director, The Latin America Dollar Income Fund, Inc. (investment company)**
                           Director, Scudder, Stevens & Clark Japan, Inc. (investment adviser)###
                           Chairman & Director, Scudder World Income Opportunities Fund, Inc.  (investment company)**


                                Part C - Page 11

                           Supervisory Director, Scudder Floating Rate Funds for Fannie Mae Mortgage Securities I
                                 & II (investment company)+
                           Director, The Brazil Fund, Inc. (investment company)**
                           Director, Indosuez High Yield Bond Fund (investment company) Luxembourg
                           President & Director, Scudder, Stevens & Clark Overseas Corporationoo
                           President & Director, Scudder, Stevens & Clark Corporation (Delaware) (investment adviser)**
                           Director, IBJ Global Investment Manager S.A., (Luxembourg investment management company) Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         ++       Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, IL
         +++      5 Industrial Way, Salem, NH
         o        101 California Street, San Francisco, CA
         #        11, rue Aldringen, L-1118 Luxembourg, Grand-Duchy of Luxembourg
         +        John B. Gorsiraweg 6, Willemstad Curacao, Netherlands Antilles
         xx       De Ruyterkade 62, P.O. Box 812, Willemstad Curacao, Netherlands Antilles
         ##       2 Boulevard Royal, Luxembourg
         ***      B1 2F3F 248 Section 3, Nan King East Road, Taipei, Taiwan
         xxx      Grand Cayman, Cayman Islands, British West Indies
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         @        c/o Sinclair Hendersen Limited, 23 Cathedral Yard, Exeter, Devon

Item 29.          Principal Underwriters.

         (a)      Scudder California Tax Free Trust
                  Scudder Cash Investment Trust
                  Scudder Equity Trust
                  Scudder Fund, Inc.
                  Scudder Funds Trust
                  Scudder Global Fund, Inc.
                  Scudder GNMA Fund
                  Scudder Institutional Fund, Inc.
                  Scudder International Fund, Inc.
                  Scudder Investment Trust
                  Scudder Municipal Trust
                  Scudder Mutual Funds, Inc.
                  Scudder Portfolio Trust
                  Scudder Securities Trust
                  Scudder State Tax Free Trust
                  Scudder Tax Free Money Fund
                  Scudder Tax Free Trust
                  Scudder U.S. Treasury Money Fund
                  Scudder Variable Life Investment Fund
                  AARP Cash Investment Funds
                  AARP Growth Trust
                  AARP Income Trust
                  AARP Tax Free Income Trust
                  The Japan Fund, Inc.

                                Part C - Page 12

         (b)

         (1)                               (2)                                     (3)

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         E. Michael Brown                  Assistant Treasurer
         Two International Place
         Boston, MA  02110

         Mark S. Casady                    Vice President and Director
         Two International Place
         Boston, MA  02110

         Linda Coughlin                    Director
         345 Park Avenue
         New York, NY  10154

         Richard W. Desmond                Vice President
         345 Park Avenue
         New York, NY  10154

         Coleen Downs Dinneen              Assistant Clerk
         Two International Place
         Boston, MA  02110

         Paul J. Elmlinger                 Vice President
         345 Park Avenue
         New York, NY  10154

         Cuyler W. Findlay                 Senior Vice President
         345 Park Avenue
         New York, NY 10154

         Margaret D. Hadzima               Assistant Treasurer
         Two International Place
         Boston, MA  02110

         Thomas W. Joseph                  Vice President, Director,
         Two International Place           Treasurer and Assistant Clerk
         Boston, MA 02110

         Dudley H. Ladd                    Senior Vice President and
         Two International Place           Director
         Boston, MA 02110

         David S. Lee                      President, Assistant
         Two International Place           Treasurer and Director
         Boston, MA 02110

         Douglas M. Loudon                 Senior Vice President
         345 Park Avenue
         New York, NY  10154

                                Part C - Page 13

         Name and Principal                Position and Offices with               Positions and
         Business Address                  Scudder Investor Services, Inc.         Offices with Registrant
         ----------------                  -------------------------------         -----------------------

         Thomas F. McDonough               Clerk
         Two International Place
         Boston, MA 02110

         Thomas H. O'Brien                 Assistant Treasurer
         345 Park Avenue
         New York, NY  10154

         Edward J. O'Connell               Assistant Treasurer
         345 Park Avenue
         New York, NY 10154

         Juris Padegs                      Vice President and Director
         345 Park Avenue
         New York, NY 10154

         Daniel Pierce                     Vice President, Director
         Two International Place           and Assistant Treasurer
         Boston, MA 02110

         Kathryn L. Quirk                  Vice President
         345 Park Avenue
         New York, NY  10154

         Edmund J. Thimme                  Vice President and Director
         345 Park Avenue
         New York, NY  10154

         David B. Watts                    Assistant Treasurer
         Two International Place
         Boston, MA 02110

         Linda J. Wondrack                 Vice President
         Two International Place
         Boston, MA 02110

         The Underwriter has employees who are denominated officers of an operational area.
         Such persons do not have corporation-wide responsibilities and are not considered officers for the purpose of this Item 29.

         (c)

                     (1)                     (2)                 (3)                 (4)                 (5)
                                       Net Underwriting    Compensation on
              Name of Principal         Discounts and        Redemptions          Brokerage             Other
                 Underwriter             Commissions       and Repurchases       Commissions         Compensation
                 -----------             -----------       ---------------       -----------         ------------

               Scudder Investor              None                None                None               None
                Services, Inc.

                                Part C - Page 14

Item 30.          Location of Accounts and Records.
--------          ---------------------------------

                  Certain accounts, books and other documents required to be maintained by
                  Section 31(a) of the 1940 Act and the Rules promulgated thereunder are maintained by Scudder, Stevens & Clark, Two International Place,  Boston, MA
                  02110.   Records relating to the duties of the Registrant's custodian are maintained by State Street Bank and Trust Company, Heritage Drive, North
                  Quincy, Massachusetts.  Records relating to the duties of the Registrant's transfer agent are maintained by Scudder Service Corporation, Two
                  International Place, Boston, Massachusetts.

Item 31.          Management Services.
--------          --------------------

                  Inapplicable.

Item 32.          Undertakings.
--------          -------------

                  Inapplicable.


                                Part C - Page 15

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 26 day of February, 1996.

                                   SCUDDER INVESTMENT TRUST

                                   /s/Thomas F. McDonough
                                   --------------------------
                                   By Thomas F. McDonough, Vice President,
                                      Secretary and Assistant Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                    TITLE                     DATE
---------                    -----                     -----

/s/Daniel Pierce
--------------------------
Daniel Pierce*               President (Principal      February 26, 1996
                             Executive Officer)
                             and Trustee

/s/Henry P. Becton, Jr.
--------------------------
Henry P. Becton, Jr.*        Trustee                   February 26, 1996

/s/Dudley H. Ladd
--------------------------
Dudley H. Ladd*              Trustee                   February 26, 1996

/s/George M. Lovejoy, Jr.
--------------------------
George M. Lovejoy, Jr.*      Trustee                   February 26, 1996

/s/Wesley W. Marple, Jr.
--------------------------
Wesley W. Marple, Jr.*       Trustee                   February 26, 1996

/s/Juris Padegs
--------------------------
Juris Padegs*                Trustee                   February 26, 1996

SIGNATURE                    TITLE                     DATE
---------                    -----                     -----

/s/Jean C. Tempel
--------------------------
Jean C. Tempel*              Trustee                   February 26, 1996

/s/Pamela A. McGrath
--------------------------
Pamela A. McGrath            Treasurer (Principal      February 26, 1996
                             Financial and
                             Accounting Officer)
                             and Vice President

*By:
     /s/Thomas F. McDonough
     ----------------------
     Thomas F. McDonough**

** Attorney-in-fact pursuant to a power of attorney contained in the signature page of Post-Effective Amendment No. 61 to the Registration Statement filed February 22, 1991 and pursuant to a power of attorney contained in the signature page of Post- Effective Amendment No. 72 to the Registration Statement filed February 28, 1995.

                                                                File No. 2-13628
                                                                File No. 811-43






                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D. C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 74

                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 26

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                            SCUDDER INVESTMENT TRUST

                            SCUDDER INVESTMENT TRUST

                                  EXHIBIT INDEX


                                 Exhibit 9(a)(2)

                                 Exhibit 9(b)(2)

                                 Exhibit 9(f)(2)

                                   Exhibit 11

                                   Exhibit 17